As filed with the Securities and Exchange Commission
                               on October 27, 2000
                                                       Registration Nos. 2-99810
                                                                       811-04391

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ----------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
         Pre-Effective Amendment                                             [ ]
         Post-Effective Amendment No. 41                                     [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
         Amendment No. 39                                                    [X]

                        (Check appropriate box or boxes.)

                              THE PBHG FUNDS, INC.
                              --------------------
               (Exact name of registrant as specified in charter)


                               825 DUPORTAIL ROAD
                            WAYNE, PENNSYLVANIA 19087
                            -------------------------

                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, Including Area Code (800) 433-0051

                                HAROLD J. BAXTER
                        PILGRIM BAXTER & ASSOCIATES, LTD.
                               825 DUPORTAIL ROAD
                            WAYNE, PENNSYLVANIA 19087
                     (Name and Address of Agent For Service)

                                   Copies to:

     William H. Rheiner, Esq.       and to           John M. Zerr, Esq.
 Ballard Spahr Andrews & Ingersoll           Pilgrim Baxter & Associates, Ltd.
  1735 Market Street, 51st Floor                     825 Duportail Road
    Philadelphia, PA 19103-7599                       Wayne, PA 19087
          (215) 864-8600                               (610) 578-1206

Approximate Date of
Proposed Public Offering:

As soon as practicable after the effective date of this Filing.

It is proposed that this filing will become effective (check appropriate box)

| | immediately upon filing pursuant to paragraph (b)
| | on JULY 31, 2000 pursuant to paragraph (b)
|X| 60 days after filing pursuant to paragraph (a)(1)
| | on __________ pursuant to paragraph (a)(1)
| | 75 days after filing pursuant to paragraph (a)(2)
| | on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

| | this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered:  Common Stock

The PBHG Funds, Inc.
Advisor Class Shares
Prospectus

                           PBHG Growth Fund
                           PBHG Emerging Growth Fund
                           PBHG Large Cap Growth Fund
                           PBHG Select Equity Fund
                           PBHG Core Growth Fund
                           PBHG Limited Fund
                           PBHG Large Cap 20 Fund
                           PBHG New Opportunities Fund
                           PBHG Large Cap Value Fund
                           PBHG Mid-Cap Value Fund
                           PBHG Small Cap Value Fund
                           PBHG Focused Value Fund
                           PBHG Cash Reserves Fund
                           PBHG Technology & Communications Fund
                           PBHG Strategic Small Company Fund
                           PBHG Global Technology & Communications Fund




As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any Fund shares or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

An Introduction to the PBHG Funds(R) and this Prospectus

The PBHG Funds, Inc. is a mutual fund that offers a convenient and economical means of investing in professionally managed portfolios of securities, called Funds. This prospectus offers Advisor Class Shares of each Fund listed on the cover.

Each Fund has its own investment goal and strategies for reaching that goal. Before investing, make sure the Fund's goal matches your own.

o PBHG Cash Reserves Fund is designed for conservative investors who want to receive current income from their investments. This Fund may be suitable for investors who require stability of principal or who are pursuing a short-term investment goal, such as investing emergency reserves.

o Other PBHG Funds are generally designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. These other Funds may not be suitable for investors who require regular income or stability of principal, or who are pursuing a short-term investment goal, such as investing emergency reserves.

INVESTMENT ADVISER
Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") is the investment adviser for each Fund. Pilgrim Baxter has retained certain sub-advisers to assist in managing the Funds. For information about the sub advisers, see page ___ of the prospectus.

This Prospectus contains important information you should know before investing in any Fund and as a shareholder in a Fund. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Funds, please refer to the back cover of this Prospectus.

Contents

Fund Summaries
PBHG Growth Fund                                      4
PBHG Emerging Growth Fund                             7
PBHG Large Cap Growth Fund                           10
PBHG Select Equity Fund                              13
PBHG Core Growth Fund                                16
PBHG Limited Fund                                    19
PBHG Large Cap 20 Fund                               22
PBHG New Opportunities Fund                          25
PBHG Large Cap Value Fund                            27
PBHG Mid-Cap Value Fund                              30
PBHG Small Cap Value Fund                            33
PBHG Focused Value Fund                              36
PBHG Cash Reserves Fund                              39
PBHG Technology & Communications Fund                42
PBHG Strategic Small Company Fund                    45
PBHG Global Technology &
     Communications Fund                             48
More About The Funds
Risks & Returns                                      50
The Investment Adviser
& Sub-Advisers
The Investment Adviser                               56
Pilgrim Baxter & Associates, Ltd.
The Sub-Advisers                                     57
Pilgrim Baxter Value Investors, Inc.
("Value Investors")
Wellington Management Company, Ltd.
("Wellington Management")
Your Investment
Pricing Fund Shares                                  60
Buying Shares                                        61
Selling Shares                                       62
General Policies                                     63
Distribution & Taxes                                 66
Financial Highlights
Financial Highlights                                 72

PBHG Growth Fund


Goal
The Fund seeks to provide investors with capital appreciation.

Main Investment Strategies
Under normal market conditions, the Fund invests at least 65% of its total assets in growth securities, such as common stocks, of small and medium sized companies. These companies generally have market capitalizations or annual revenues of up to $2 billion. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and when to sell them for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

Main Investment Risks
The value of your investment in the Fund will go up and down, which means you could lose money.
The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.
The Fund emphasizes small and medium sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth potential and may go down in price.
Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.
Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page ___.

Performance Information
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell 2000 Growth Index, a widely recognized, unmanaged index that tracks the performance of those securities in the Russell 2000 Index with greater-than-average growth characteristics. The Russell 2000 Index is an unmanaged index that measures the performance of 2,000 small cap companies. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.


Calendar Year Total Returns
[Chart to be filed]

The Fund's year-to-date return as of ______ was _______.

Best Quarter:     Q4 1999    64.55%
Worst Quarter:    Q3 1990   -29.05%


Average Annual Total Returns as of 12/31/99
                                  Past 1 Year  Past 5 Years   Past 10 Years
Advisor Class                       91.97%        25.10%          23.54%
Russell 2000 Growth Index           43.10%        18.99%          13.51%

*THE INCEPTION DATE OF THE PBHG GROWTH FUND - ADVISOR CLASS WAS AUGUST 16, 1996. THE PERFORMANCE SHOWN FOR THE ADVISOR CLASS PRIOR TO ITS INCEPTION IS BASED ON THE PERFORMANCE AND EXPENSES OF THE PBHG CLASS SHARES. THE AVERAGE ANNUAL TOTAL RETURN OF THE ADVISOR CLASS FROM ITS INCEPTION DATE TO DECEMBER 31, 1999 WAS 21.27%.

Fees and Expenses
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year ended March 31, 2000.

Fees and Expenses Table
Shareholder Fees                                     None
Annual Fund Operating Expenses
Management Fees                                      0.85%
Distribution and/or Service (12b-1) Fees             0.25%
Other Expenses                                       0.38%
Total Annual Operating Expenses                      1.48%*

* These are the expenses you should expect to pay as an investor in this Fund for the fiscal year ending March 31, 2001. However, you should know that for the fiscal year ending March 31, 2001, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses to the Fund to the extent necessary to ensure that the total annual operating expenses (exclusive of 12b-1 fees and certain other expenses such as brokerage commissions and extraordinary expenses) do not exceed 1.50%. You should also know that in any fiscal year in which the Fund's assets are greater than $75 million and its total annual fund operating expenses (excluding 12b-1 fees and certain other expenses such as brokerage commissions and extraordinary expenses) are lower than 1.50%, the Fund's Board of Directors may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Fund's behalf during the previous two fiscal years. The Board made no reimbursement election during the fiscal year ended March 31, 2000.


Example
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over
                  1 Year    3 Years     5 Years     10 Years
PBHG Class         $151       $468        $808       $1,768

PBHG Emerging Growth Fund


Goal
The Fund seeks to provide investors with long-term growth of capital.

Main Investment Strategies
Under normal market conditions, the Fund invests at least 65% of its total assets in growth securities, such as common stocks, of small sized companies. These companies generally have market capitalizations or annual revenues of up to $500 million. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong historical earnings growth and expected earnings higher than the U.S. market as a whole, as measured by the S&P 500(R) Index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and when to sell them for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

Main Investment Risks
The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes small sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth potential and may go down in price.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page ___.

Performance Information
The Advisor Class shares of the Fund were not offered prior to the date of this Prospectus. Therefore, the performance information presented below is for the PBHG Class shares which are offered through a separate prospectus. The Fund's Advisor Class shares and PBHG Class shares would have substantially similar annual returns because both Classes are invested in the same portfolio of securities. The annual returns of the Advisor Class shares and the PBHG Class shares would differ only to the extent that they do not have the same expenses. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell 2000 Growth Index, a widely recognized, unmanaged index that tracks the performance of those securities in the Russell 2000 Index with greater-than-average growth orientation. The Russell 2000 Index is an unmanaged index that measures the performance of 2,000 small cap companies. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

Calendar Year Total Returns
[chart to be filed]

The Fund's year-to-date return as of _______ was _______

Best Quarter:     Q4 1999       45.85%
Worst Quarter:    Q1 1997      -20.51%


Average Annual Total Returns as of 12/31/99
                                                        Since Inception
                            Past 1 Year   Past 5 Years      (6/14/93)
Emerging Growth Fund           48.34%        20.67%           24.48%
Russell 2000 Growth Index      43.10%        18.99%           15.74%*

* The since inception return for the Russell 2000 Growth Index was calculated from May 31, 1993.

Fees and Expenses
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. Since the Fund did not offer Advisor Class shares prior to the date of this Prospectus, "Management Fees" and are "Other Expenses" are based on those of the PBHG Class shares for the Fund's last fiscal year, ended March 31, 2000.

Fees and Expenses Table
Shareholder Fees                                     None
Annual Fund Operating Expenses
Management Fees                                      0.85%
Distribution and/or Service (12b-1) Fees             0.25%
Other Expenses                                       0.39%
Total Annual Operating Expenses                      1.49%

Example
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over
         1 Year      3 Years        5 Years       10 Years
         $----       $----          $----         $-----

PBHG Large Cap Growth Fund


Goal
The Fund seeks to provide investors with long-term growth of capital.

Main Investment Strategies
Under normal market conditions, the Fund invests at least 65% of its total assets in growth securities, such as common stocks, of large capitalization companies. These companies generally have market capitalizations over $1 billion. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and when to sell them for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

Main Investment Risks
The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in financial markets, the company's individual situation or industry changes.
While the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may go down in price, the Fund's emphasis on large company securities may limit some of the risk associated with growth investing because large company securities tend to be less volatile than smaller company securities.
Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.
Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page __.

Performance Information
The Advisor Class shares of the Fund were not offered prior to the date of this Prospectus. Therefore, the performance information presented below is for the PBHG Class shares which are offered through a separate prospectus. The Fund's Advisor Class shares and PBHG Class shares would have substantially similar annual returns because both Classes are invested in the same portfolio of securities. The annual returns of the Advisor Class shares and the PBHG Class shares would differ only to the extent that they do not have the same expenses.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

Calendar Year Total Returns
[chart to be filed]

The Fund's year-to-date return as of ______ was ______.

Best Quarter:     Q4 1999   59.55%
Worst Quarter:    Q3 1998  -13.69%


Average Annual Total Returns as of 12/31/99
                                       Since Inception
                          Past 1 Year      (4/5/95)
Large Cap Growth Fund      67.06%           36.81%
S&P 500(R)Index            21.04%           27.74%*

* The since inception return for the S&P 500(R) Index was calculated from March 31, 1995.

Fees and Expenses
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. Since the Fund did not offer Advisor Class shares prior to the date of this Prospectus, "Management Fees" and "Other Expenses" are based on those of the PBHG Class shares for the Fund's last fiscal year ended March 31, 2000.


Fees and Expenses Table
Shareholder Fees                                     None
Annual Fund Operating Expenses
Management Fees                                      0.75%
Distribution and/or Service (12b-1) Fees             0.25%
Other Expenses                                       0.42%
Total Annual Operating Expenses                      1.42%

Example
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over
         1 Year        3 Years        5 Years       10 Years
         $----         $----          $----         $-----

PBHG Select Equity Fund

Goal
The Fund seeks to provide investors with long-term growth of capital.

Main Investment Strategies
Under normal market conditions, the Fund will invest at least 65% of its total assets in growth securities, such as common stocks, of no more than 30 small, medium or large capitalization companies. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and when to sell them for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

Main Investment Risks
The Fund invests in a limited number of stocks in order to achieve a potentially greater investment return than a more widely diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a more widely diversified fund.
The value of your investment in the Fund will go up and down, which means you could lose money.
The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in financial markets, company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.
The growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may go down in price. In addition, the Fund may emphasize small, medium or large sized growth companies. An investment in small or medium sized growth companies is likely to make the Fund more volatile than the stock market in general, as measured by the S&P 500(R) Index. However, the Fund may also emphasize large company securities which may limit some of the risks associated with growth investing because large company securities tend to be less volatile than smaller company securities.
Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.
Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page __.

Performance Information
The Advisor Class shares of the Fund were not offered prior to the date of this Prospectus. Therefore, the performance information presented below is for the PBHG Class shares which are offered through a separate prospectus. The Fund's Advisor Class shares and PBHG Class shares would have substantially similar annual returns because both Classes are invested in the same portfolio of securities. The annual returns of the Advisor Class shares and the PBHG Class shares would differ only to the extent that they do not have the same expenses.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.



Calendar Year Total Returns
[chart here]

The Fund's year-to-date return as of _______ was _______.

Best Quarter:     Q4 1999   130.62%
Worst Quarter:    Q3 1998   -18.80%


Average Annual Total Returns as of 12/31/99
                                            Since Inception
                              Past 1 Year      (4/5/95)
Select Equity Fund              160.89%         49.62%
S&P 500(R) Index                 21.04%         27.74%*

* The since inception return for the S&P 500(R) Index was calculated from March 31, 1995.

Fees and Expenses
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. Since the Fund did not offer Advisor Class shares prior to the date of this Prospectus, "Management Fees" and "Other Expenses" are based on those of the PBHG Class shares for the Fund's last fiscal year ended March 31, 2000.

Fees and Expenses Table
Shareholder Fees                                     None
Annual Fund Operating Expenses
Management Fees                                      0.85%
Distribution and/or Service (12b-1) Fees             0.25%
Other Expenses                                       0.33%
Total Annual Operating Expenses                      1.43%

Example
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.


Your Cost Over
         1 Year      3 Years       5 Years        10 Years
         $----       $----         $----          $----

PBHG Core Growth Fund

Goal
The Fund seeks to provide investors with capital appreciation.

Main Investment Strategies
Under normal market conditions, the fund invests at least 65% of its total assets in growth securities, such as common stocks, of small, medium or large capitalization companies. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and when to sell them for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

Main Investment Risks
The value of your investment in the Fund will go up and down, which means you could lose money.
The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in financial markets, the company's individual situation or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.
The growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may go down in price. In addition, the fund may emphasize small, medium or large sized companies. An investment in small and medium sized companies is likely to make the Fund more volatile than the stock market in general, as measured by the S&P 500(R) Index. However, the Fund may also emphasize large company securities which may limit some of the risk associated with growth investing because large company securities tend to be less volatile than smaller company securities. Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.
Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page __.

Performance Information
The Advisor Class shares of the Fund were not offered prior to the date of this Prospectus. Therefore, the performance information presented below is for the PBHG Class shares which are offered through a separate prospectus. The Fund's Advisor Class shares and PBHG Class shares would have substantially similar annual returns because both Classes are invested in the same portfolio of securities. The annual returns of the Advisor Class shares and the PBHG Class shares would differ only to the extent that they do not have the same expenses.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell Midcap Growth Index. The Russell Midcap Growth Index is a widely recognized, unmanaged index that measures the performance of the 800 smallest issuers in the Russell 1000 Index with greater-than-average growth characteristics. The Russell 1000 Index is an unmanaged index that measures the performance of 1,000 large cap companies. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

Calendar Year Total Returns
[chart here]

The Fund's year-to-date return as of _____ was _____.

Best Quarter:     Q4 1999   54.71%
Worst Quarter:    Q1 1997  -22.14%

Average Annual Total Returns as of 12/31/99
                                                Since Inception
                                  Past 1 Year      (12/29/95)
Core Growth Fund                    97.59%           26.33%
Russell Midcap Growth Index         51.30%           26.58%

Fees and Expenses
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. Since the Fund did not offer Advisor Class shares prior to the date of this Prospectus, "Management Fees" and "Other Expenses" are based on those of the PBHG Class shares for the Fund's last fiscal year ended March 31, 2000.

Fees and Expenses Table
Shareholder Fees                                     None
Annual Fund Operating Expenses
Management Fees                                      0.85%
Distribution and/or Service (12b-1) Fees             0.25%
Other Expenses                                       0.48%
Total Annual Operating Expenses                      1.58%*

* These are the expenses you should expect to pay as an investor in this Fund for the fiscal year ending March 31, 2001. However, you should know that for the fiscal year ending March 31, 2001, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses to the Fund to the extent necessary to ensure that the total annual operating expenses (exclusive of 12b-1 fees and certain other expenses such as brokerage commissions and extraordinary expenses) do not exceed 1.50%. You should also know that in any fiscal year in which the Fund's assets are greater than $75 million and its total annual fund operating expenses (excluding 12b-1 fees and certain other expenses such as brokerage commissions and extraordinary expenses) are lower than 1.50%, the Fund's Board of Directors may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Fund's behalf during the previous two fiscal years. The Board made no reimbursement election during the fiscal year ended March 31, 2000.



Example
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over
         1 Year     3 Years      5 Years       10 Years
         $----      $----        $----         $-----

PBHG Limited Fund
This fund is currently offered only to existing shareholders. Existing shareholders may open new accounts, provided that any new account is registered in the same name or has the same social security or taxpayer identification number as the existing shareholder's account.


Goal
The Fund seeks to provide investors with long-term capital appreciation.

Main Investment Strategies
Under normal market conditions, the Fund invests at least 65% of its total assets in growth securities, such as common stocks, of small sized companies. These companies generally have market capitalizations or annual revenues of up to $250 million. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong historical earnings growth and expected earnings higher than the U.S. market as a whole, as measured by the S&P 500(R) Index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and when to sell them for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

Main Investment Risks
The value of your investment in the Fund will go up and down, which means you could lose money.
The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.
The Fund emphasizes small sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth potential and may go down in price.
Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.
Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page __.

Performance Information
         The Advisor Class shares of the Fund were not offered prior to the date of this Prospectus. Therefore, the performance information presented below is for the PBHG Class shares which are offered through a separate prospectus. The Fund's Advisor Class shares and PBHG Class shares would have substantially similar annual returns because both Classes are invested in the same portfolio of securities. The annual returns of the Advisor Class shares and the PBHG Class shares would differ only to the extent that they do not have the same expenses.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell 2000 Growth Index, a widely recognized, unmanaged index that tracks the performance of those securities in the Russell 2000 Index with greater-than-average growth characteristics. The Russell 2000 Index is an unmanaged index that measures the performance of 2,000 small cap stocks. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.


Calendar Year Total Returns
[chart here]

The Fund's year-to-date return as of ______ was _____%.

Best Quarter:     Q4 1999    49.84%
Worst Quarter:    Q1 1997   -18.03%

Average Annual Total Returns as of 12/31/99
                                               Since Inception
                                  Past 1 Year     (6/28/96)
Limited Fund                        71.70%         29.79%
Russell 2000 Growth Index*          43.10%         14.91%

* The since inception returns for the Russell 2000 Growth Index was calculated as of June 30, 1996.

Fees and Expenses
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. Since the Fund did not offer Advisor Class shares prior to the date of this Prospectus, "Management Fees" and "Other Expenses" are based on those of the PBHG Class shares for the Fund's last fiscal year ended March 31, 2000.

Fees and Expenses Table
Shareholder Fees                                     None
Annual Fund Operating Expenses
Management Fees                                      1.00%
Distribution and/or Service (12b-1) Fees             0.25%
Other Expenses                                       0.32%
Total Annual Operating Expenses                      1.57%*

* These are the expenses you should expect to pay as an investor in this Fund for the fiscal year ending March 31, 2001. However, you should know that for the fiscal year ending March 31, 2001, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses to the Fund to the extent necessary to ensure that the total annual operating expenses (exclusive of 12b-1 fees and certain other expenses such as brokerage commissions and extraordinary expenses) do not exceed 1.50%. You should also know that in any fiscal year in which the Fund's assets are greater than $75 million and its total annual fund operating expenses (excluding 12b-1 fees and certain other expenses such as brokerage commissions and extraordinary expenses) are lower than 1.50%, the Fund's Board of Directors may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Fund's behalf during the previous two fiscal years. The Board made no reimbursement election during the fiscal year ended March 31, 2000.


Example
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over
         1 Year     3 Years      5 Years      10 Years
         $----      $----        $----        $-----

PBHG Large Cap 20 Fund

Goal
The Fund seeks to provide investors with long-term growth of capital.

Main Investment Strategies
Under normal market conditions, the Fund, a non-diversified fund, will invest at least 65% of its total assets in growth securities, such as common stocks, of no more than 20 large capitalization companies. These companies generally have market capitalizations over $1 billion. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and when to sell them for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

Main Investment Risks
The Fund is non-diversified which means as compared to a diversified fund, it invests a higher percentage of its assets in a limited number of stocks in order to achieve a potentially greater investment return than a more diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.
The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in financial markets, company's individual situation, or industry changes.

While the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may go down in price, the Fund's emphasis on large company securities may limit some of the risks associated with growth investing because large company securities tend to be less volatile than smaller company securities.
Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.
Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page __.

Performance Information
The Advisor Class shares of the Fund were not offered prior to the date of this Prospectus. Therefore, the performance information presented below is for the PBHG Class shares which are offered through a separate prospectus. The Fund's Advisor Class shares and PBHG Class shares would have substantially similar annual returns because both Classes are invested in the same portfolio of securities. The annual returns of the Advisor Class shares and the PBHG Class shares would differ only to the extent that they do not have the same expenses.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P(R) 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

Calendar Year Total Returns

[chart to be filed]

The Fund's year-to-date return as of _____ was _____%.

Best Quarter:     Q4 1999  75.65%
Worst Quarter:    Q1 1997  -5.90%

Average Annual Total Returns as of 12/31/99
                                         Since Inception
                           Past 1 Year      (11/29/96)
Large Cap 20 Fund            102.94%          62.25%
S&P 500(R) Index*             21.04%          25.91%

* The since inception returns for the S&P 500(R) Index was calculated as of November 30, 1996.

Fees and Expenses
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. Since the Fund did not offer Advisor Class shares prior to the date of this Prospectus, "Management Fees" and "Other Expenses" are based on those of the PBHG Class shares for the Fund's last fiscal year ended March 31, 2000.

Fees and Expenses Table
Shareholder Fees                                     None
Annual Fund Operating Expenses
Management Fees                                      0.85%
Distribution and/or Service (12b-1) Fees             0.25%
Other Expenses                                       0.38%
Total Annual Operating Expenses                      1.48 %*

* These are the expenses you should expect to pay as an investor in this Fund for the fiscal year ending March 31, 2001. However, you should know that for the fiscal year ending March 31, 2001, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses to the Fund to the extent necessary to ensure that the total annual operating expenses (exclusive of 12b-1 fees and certain other expenses such as brokerage commissions and extraordinary expenses) do not exceed 1.50%. You should also know that in any fiscal year in which the Fund's assets are greater than $75 million and its total annual fund operating expenses (excluding 12b-1 fees and certain other expenses such as brokerage commissions and extraordinary expenses) are lower than 1.50%, the Fund's Board of Directors may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Fund's behalf during the previous two fiscal years. The Board made no reimbursement election during the fiscal year ended March 31, 2000.

Example
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over
         1 Year       3 Years       5 Years       10 Years
         $----        $----         $----         $----

PBHG New Opportunities Fund

This fund is currently offered only to the following investors: (1) subsequent investments by persons who were shareholders on or before November 12, 1999; (b) new and subsequent investments made by certain clients and employees of Pilgrim Baxter and its affiliates; and (c) new and subsequent investments by certain pensions plans.

Goal
The Fund seeks to provide investors with capital appreciation.

Main Investment Strategies
Under normal market conditions, the Fund invests at least 65% of its total assets in growth securities, such as common stocks, of companies in economic sectors which the Adviser believes have above-average long-term growth potential. These companies generally have market capitalizations or annual revenues under $1 billion. The growth securities in the Fund are primarily common stocks. The sectors that the Adviser believes have above-average long-term growth potential will change as the economy changes. As a result, the Fund may or may not be invested in these or other sectors at any time. In addition, the Fund may emphasize one or more sectors. For example, the Fund may invest 100% of its total assets in one sector. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and when to sell them for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

Main Investment Risks
The value of your investment in the Fund will go up and down, which means you could lose money.
The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.
The Fund's emphasis on certain sectors of the economy may make the Fund's performance more susceptible to economic, political or regulatory developments in that sector. As a result, the Fund's net asset value may fluctuate more than other equity investments.
The Fund may emphasize companies with market capitalizations under $1 billion, so it may be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full long-term growth potential and may go down in price. Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved. Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page __.

Performance Information

Performance information for the Fund will be presented once the Fund has completed investment operations for a full calendar year.

Fees and Expenses
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. Since the Fund did not offer Advisor Class shares prior to the date of this Prospectus, "Management Fees" and "Other Expenses" are based on those of the PBHG Class shares for the Fund's last fiscal year ended March 31, 2000.


Fees and Expenses Table
Shareholder Fees                                     None
Annual Fund Operating Expenses
Management Fees                                      1.00%
Distribution and/or Service (12b-1) Fees             0.25%
Other Expenses                                       0.34%
Total Annual Operating Expenses                      1.59%*

* These are the expenses you should expect to pay as an investor in this Fund for the fiscal year ending March 31, 2001. However, you should know that for the fiscal year ending March 31, 2001, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses to the Fund to the extent necessary to ensure that the total annual operating expenses (exclusive of 12b-1 fees and certain other expenses such as brokerage commissions and extraordinary expenses) do not exceed 1.50%. You should also know that in any fiscal year in which the Fund's assets are greater than $75 million and its total annual fund operating expenses (excluding 12b-1 fees and certain other expenses such as brokerage commissions and extraordinary expenses) are lower than 1.50%, the Fund's Board of Directors may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Fund's behalf during the previous two fiscal years. The Board made no reimbursement election during the fiscal year ended March 31, 2000.

Example
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over
1 Year        3 Years        5 Years         10 Years
$----         $----          $----           $----

PBHG Large Cap Value Fund

Goal
The Fund seeks to provide investors with long-term growth of capital and income. Current income is a secondary objective.

Main Investment Strategies
Under normal market conditions, the Fund invests at least 65% of its total assets in value securities, such as common stocks, issued by companies with large market capitalizations. These companies generally have market capitalizations greater than $1 billion. The value securities in the Fund are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of value in managing this Fund. The Fund may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals.

Main Investment Risks
The value of your investment in the Fund will go up and down, which means you could lose money.
The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes.
While the value securities in the Fund may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may go down in price, the Fund's emphasis on large company securities may limit some of the risk associated with value investing because large company securities tend to be less volatile than smaller company securities. Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.
Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page __.

Performance Information
The Advisor Class shares of the Fund were not offered prior to the date of this Prospectus. Therefore, the performance information presented below is for the PBHG Class shares which are offered through a separate prospectus. The Fund's Advisor Class shares and PBHG Class shares would have substantially similar annual returns because both Classes are invested in the same portfolio of securities. The annual returns of the Advisor Class shares and the PBHG Class shares would differ only to the extent that they do not have the same expenses.


The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

Calendar Year Total Returns
[chart to be filed]

The Fund's year-to-date return as of ____ was _____%.

Best Quarter:     Q4 1998  28.21%
Worst Quarter:    Q3 1998  -7.94%

Average Annual Total Returns as of 12/31/99
                                          Since Inception
                           Past 1 Year      (12/31/96)
Large Cap Value Fund         11.06%           23.41%
S&P 500(R) Index             21.04%           27.56%

Fees and Expenses
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. Since the Fund did not offer Advisor Class shares prior to the date of this Prospectus, "Management Fees" and "Other Expenses" are based on those of the PBHG Class shares for the Fund's last fiscal year ended March 31, 2000.


Fees and Expenses Table
Shareholder Fees                                     None
Annual Fund Operating Expenses
Management Fees                                      0.65%
Distribution and/or Service (12b-1) Fees             0.25%
Other Expenses                                       0.46%
Total Annual Operating Expenses                      1.36%*

* These are the expenses you should expect to pay as an investor in this Fund for the fiscal year ending March 31, 2001. However, you should know that for the fiscal year ending March 31, 2001, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses to the Fund to the extent necessary to ensure that the total annual operating expenses (exclusive of 12b-1 fees and certain other expenses such as brokerage commissions and extraordinary expenses) do not exceed 1.50%. You should also know that in any fiscal year in which the Fund's assets are greater than $75 million and its total annual fund operating expenses (excluding 12b-1 fees and certain other expenses such as brokerage commissions and extraordinary expenses) are lower than 1.50%, the Fund's Board of Directors may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Fund's behalf during the previous two fiscal years. The Board made no reimbursement election during the fiscal year ended March 31, 2000.

Example
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over
         1 Year      3 Years      5 Years       10 Years
         $----       $----        $----         $-----

PBHG Mid-Cap Value Fund


Goal
The Fund seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk.

Main Investment Strategies
Under normal market conditions, the Fund invests at least 65% of its total assets in value securities, such as common stocks, issued by companies with market capitalizations within the range of the S&P Midcap 400 Index. Currently, the companies in the S&P Midcap 400 Index have market capitalizations between $200 million and $5 billion. The value securities in the Fund are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of value in managing this Fund. The Fund may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals. The Fund's sector weightings are generally within 10% of the S&P Midcap 400's sector weightings are generally within 10% of the S&P Midcap 400's sector weightings. In addition, the Fund generally has a lower price-to earnings ratio than the S&P Midcap 400 Index.

Main Investment Risks
The value of your investment in the Fund will go up and down, which means you could lose money.
The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.
The Fund emphasizes value securities of medium sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the value securities in the Fund may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may go down in price. Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.
Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

For more information on this Fund's investment strategies and the associated risks, risks, please refer to the More About the Funds section beginning on page
__.

Performance Information
The Advisor Class shares of the Fund were not offered prior to the date of this Prospectus. Therefore, the performance information presented below is for the PBHG Class shares which are offered through a separate prospectus. The Fund's Advisor Class shares and PBHG Class shares would have substantially similar annual returns because both Classes are invested in the same portfolio of securities. The annual returns of the Advisor Class shares and the PBHG Class shares would differ only to the extent that they do not have the same expenses.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The performance table compares the Fund's performance over time to that of its benchmark, the S&P Midcap 400 Index, a widely recognized, unmanaged index that tracks the performance of 400 mid-cap stocks, and the S&P BARRA MidCap Value Index, a widely recognized, unmanaged index that tracks the performance of those S&P MidCap 400 companies with lower price-to-book ratios and forecasted growth rates. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

Calendar Year Total Returns
[chart to be filed]

The Fund's year-to-date return as of _______ was _____%.

Best Quarter:     Q4 1998   30.07%
Worst Quarter:    Q3 1998  -12.52%

Average Annual Total Returns as of 12/31/99
                                                   Since Inception
                                    Past 1 Year       (4/30/97)
Mid-Cap Value Fund                     21.72%            34.37%
S&P Midcap 400 Index                   14.72%            24.34%
S&P Midcap 400/BARRA Value Index        2.32%            13.69%

Fees and Expenses
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. Since the Fund did not offer Advisor Class shares prior to the date of this Prospectus, "Management Fees" and "Other Expenses" are based on those of the PBHG Class shares for the Fund's last fiscal year ended March 31, 2000.


Fees and Expenses Table
Shareholder Fees                                     None
Annual Fund Operating Expenses
Management Fees                                      0.85%
Distribution and/or Service (12b-1) Fees             0.25%
Other Expenses                                       0.59%
Total Annual Operating Expenses                      1.69%*

* These are the expenses you should expect to pay as an investor in this Fund for the fiscal year ending March 31, 2001. However, you should know that for the fiscal year ending March 31, 2001, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses to the Fund to the extent necessary to ensure that the total annual operating expenses (exclusive of 12b-1 fees and certain other expenses such as brokerage commissions and extraordinary expenses) do not exceed 1.50%. You should also know that in any fiscal year in which the Fund's assets are greater than $75 million and its total annual fund operating expenses (excluding 12b-1 fees and certain other expenses such as brokerage commissions and extraordinary expenses) are lower than 1.50%, the Fund's Board of Directors may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Fund's behalf during the previous two fiscal years. The Board made no reimbursement election during the fiscal year ended March 31, 2000.

Example
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over
         1 Year   3 Years  5 Years  10 Years
         $-----   $-----   $-----   $------

PBHG Small Cap Value Fund


Goal
The Fund seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk.

Main Investment Strategies
Under normal market conditions, the Fund invests at least 65% of its total assets in value securities, such as common stocks, issued by companies with market capitalizations within the range of the Russell 2000 Index. Currently, the companies in the Russell 2000 have market capitalizations between $100 million and $1.5 billion. The value securities in the Fund are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of value in managing this Fund. The Fund may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals. The Fund's sector weightings are generally within 10% of the Russell 2000's sector weightings. In addition, the Fund generally has lower price-to-earnings and price-to-book value ratios than the Russell 2000 Index.

Main Investment Risks
The value of your investment in the Fund will go up and down, which means you could lose money.
The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.
The Fund emphasizes value securities of smaller sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the value securities in the Fund may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may go down in price.
Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page __.

Performance Information
The Advisor Class shares of the Fund were not offered prior to the date of this Prospectus. Therefore, the performance information presented below is for the PBHG Class shares which are offered through a separate prospectus. The Fund's Advisor Class shares and PBHG Class shares would have substantially similar annual returns because both Classes are invested in the same portfolio of securities. The annual returns of the Advisor Class shares and the PBHG Class shares would differ only to the extent that they do not have the same expenses.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The performance table compares the Fund's performance over time to that of its benchmark, the Russell 2000 Index, a widely recognized, unmanaged index that tracks the performance of 2,000 small cap stocks, and the Russell 2000 Value Index, a widely-recognized, unmanaged index that tracks the performance of those Russell 2000 companies with lower price-to-book ratios and forecasted growth rates. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

Calendar Year Total Returns
[chart to be filed]

The Fund's year-to-date return as of _______ was _____%.

Best Quarter:     Q4 1998   24.20%
Worst Quarter:    Q3 1998  -21.59%

Average Annual Total Returns as of 12/31/99
                                              Since Inception
                              Past 1 Year       (4/30/97)
Small Cap Value Fund            18.63%           23.15%
Russell 2000 Index              21.26%           17.02%
Russell 2000 Value Index        -1.49%            7.07%

Fees and Expenses
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. Since the Fund did not offer Advisor Class shares prior to the date of this Prospectus, "Management Fees" and "Other Expenses" are based on those of the PBHG Class shares for the Fund's last fiscal year ended March 31, 2000.

Fees and Expenses Table
Shareholder Fees                                     None
Annual Fund Operating Expenses
Management Fees                                      1.00%
Distribution and/or Service (12b-1) Fees             0.25%
Other Expenses                                       0.58%
Total Annual Operating Expenses                      1.83%
Fee Waiver (and/or Expense Reimbursement)            0.08%
Net Expenses                                         1.75%*

* This is the actual total fund operating expense you would have paid as an investor in this Fund for the fiscal year ending March 31, 2001. That's because for the fiscal year ending March 31, 2001, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.50%. You should know that in any fiscal year in which the Fund's assets are greater than $75 million and its total annual fund operating expenses (exclusive of 12b-1 fees and certain other expenses such as brokerage commissions and extraordinary expenses) are less than 1.50%, the Fund's Board of Directors may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Fund's behalf during the previous two fiscal years. The Board made no reimbursement election during fiscal year ended March 31, 2000.

Example
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over
         1 Year      3 Years       5 Years      10 Years
         $----       $----         $----        $------

PBHG Focused Value Fund

Goal
The Fund seeks to provide investors with above-average total returns over a 3 to 5 year market cycle.

Main Investment Strategies
Under normal market conditions, the Fund, a non-diversified fund, invests at least 65% of its total assets in value securities, such as common stocks of small, medium or large capitalization companies. The value securities in the Fund are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of value in managing this Fund. The Fund may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals.

Main Investment Risks
The Fund is non-diversified which means, as compared to a diversified fund, it invests a higher percentage of its assets in a limited number of stocks in order to achieve a potentially greater investment return than a more diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.
The value of your investment in the Fund will go up and down, which means you could lose money.
The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.
The value securities in the Fund may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may go down in price. In addition, the Fund may emphasize small, medium or large sized value companies. An investment in smaller and medium sized companies is likely to make the Fund more volatile than the stock market in general, as measured by the S&P 500(R) Index. However, the Fund may also emphasize large company securities which may limit some of the risks associated with value investing because large company securities tend to be less volatile than smaller company securities.
Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.
Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page __.

Performance Information
Performance information for the Fund will be presented once the Fund has completed investment operations for a full calendar year.

Fees and Expenses
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. Since the Fund did not offer Advisor Class shares prior to the date of this Prospectus, "Management Fees" and "Other Expenses" are based on those of the PBHG Class shares for the Fund's last fiscal year ended March 31, 2000.


Fees and Expenses Table
Shareholder Fees                                      None
Annual Fund Operating Expenses
Management Fees                                      0.85%
Distribution and/or Service (12b-1) Fees             0.25%
Other Expenses                                       0.70%
Total Annual Operating Expenses                      1.80%
Fee Waiver (and/or Expense Reimbursement)            0.05%
Net Expenses                                         1.75%*

* This is the actual total fund operating expense you will pay as an investor in this Fund for the current fiscal year ending March 31, 2001. That's because for the fiscal year ending March 31, 2001, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual fund operating expenses (exclusive of 12b-1 fees and certain other expenses such as brokerage commissions and extraordinary expenses) do not exceed 1.50%. You should know that in any fiscal year in which the Fund's assets are greater than $75 million and its total annual fund operating expenses (exclusive of 12b-1 fees and certain other expenses such as brokerage commissions and extraordinary expenses) are less than 1.50%, the Fund's Board of Directors may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Fund's behalf during the previous two fiscal years. The Board made no reimbursement election during fiscal year March 31, 2000.

Example
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over
1 Year      3 Years       5 Years       10 Years
$---        $---          $---          $-----

PBHG Cash Reserves Fund


Goal
The Fund seeks to provide investors with current income while preserving principal and maintaining liquidity.

Main Investment Strategies
Under normal market conditions, the Fund invests exclusively in short-term U.S. dollar-denominated debt obligations of U.S. or foreign issuers. These obligations must be rated in one of the two highest rating categories by any two nationally recognized rating organizations or unrated securities that Pilgrim Baxter or Wellington Management determines are of comparable quality. The Fund's holdings are primarily U.S. money market instruments, such as CDs, commercial paper and corporate obligations, that Pilgrim Baxter and Wellington Management believe offer the most attractive income potential without undue risk. The Fund may sell a security for a variety of reasons, such as to respond to a change in an issuer's financial condition.

Main Investment Risks
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.
The price of the money market instruments in the Fund will fluctuate. These price movements may occur because of, among other things, changes in the financial markets or the issuer's individual financial situation. These risks are greater for foreign money market instruments. Investments in foreign money market instruments involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.
Although the Fund strives to maintain a consistent share price and to achieve its goal, it cannot guarantee that the constant share price or goal will be achieved.

For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page __.

Performance Information
The Advisor Class shares of the Fund were not offered prior to the date of this Prospectus. Therefore, the performance information presented below is for the PBHG Class shares which are offered through a separate prospectus. The Fund's Advisor Class shares and PBHG Class shares would have substantially similar annual returns because both Classes are invested in the same portfolio of securities. The annual returns of the Advisor Class shares and the PBHG Class shares would differ only to the extent that they do not have the same expenses.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Lipper Money Market Funds Average, a widely recognized, composite of money market funds that invest in the highest credit quality short-term money market instruments. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

Calendar Year Total Returns
[chart to be filed]

The Fund's year-to-date return as of _______ was _____%.

Best Quarter:     Q4 1997  1.28%
Worst Quarter:    Q2 1999  1.06%

Average Annual Total Returns as of 12/31/99
                                                 Since Inception
                                  Past 1 Year       (4/4/95)
Cash Reserves Fund                  4.60%            4.98%
Lipper Money Market Funds Average   4.49%            4.91%*

* The since inception return for the Lipper Money Market Funds Average was calculated from March 31, 1995.

To obtain information about the Fund's yield, call 1-800-433-0051.

Fees and Expenses
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. Since the Fund did not offer Advisor Class shares prior to the date of this Prospectus, "Management Fees" and "Other Expenses" are based on those of the PBHG Class shares for the Fund's last fiscal year ended March 31, 2000.

Fees and Expenses Table
Shareholder Fees                                     None
Annual Fund Operating Expenses
Management Fees                                      0.30%
Distribution and/or Service (12b-1) Fees             0.25%
Other Expenses                                       0.39%
Total Annual Operating Expenses                      0.94%

Example
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over
         1 Year         3 Years       5 Years      10 Years
         $----          $----         $----        $----

PBHG Technology & Communications Fund

Goal
The Fund seeks to provide investors with long-term growth of capital. Current income is incidental to the Fund's goal.

Main Investment Strategies
Under normal market conditions, the Fund, a non-diversified fund, will invest at least 65% of its total assets in common stocks of companies doing business in the technology and communications sectors of the market. In addition, the Fund is concentrated which means it will invest 25% or more of its total assets in one or more of the industries within these sectors. These industries may include computer software and hardware, network and cable broadcasting, semiconductors, defense and data storage and retrieval, and biotechnology. The Fund invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments. The Fund's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth and business momentum in managing this Fund. The Fund may sell a security for a variety of reasons, such as a deterioration in fundamentals or to invest in a company with more attractive growth prospects.

Main Investment Risks
The Fund is non-diversified which means, as compared to a diversified fund, it invests a higher percentage of its assets in a limited number of stocks in order to achieve a potentially greater investment return than a more diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.
The Fund is concentrated which means, compared to a non-concentrated fund, it invests a higher percentage of its assets in specific industries within the technology and communications sectors of the market in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular industry, positive or negative, have a greater impact on the Fund's net asset value and will cause its shares to fluctuate more that if the Fund did not concentrate its investments. The value of your investment in the Fund will go up and down, which means you could lose money.
The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.
Securities of technology and communications companies are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technology and communications issues. Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.
Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page __.

Performance Information
The Advisor Class shares of the Fund were not offered prior to the date of this Prospectus. Therefore, the performance information presented below is for the PBHG Class shares which are offered through a separate prospectus. The Fund's Advisor Class shares and PBHG Class shares would have substantially similar annual returns because both Classes are invested in the same portfolio of securities. The annual returns of the Advisor Class shares and the PBHG Class shares would differ only to the extent that they do not have the same expenses.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Soundview Technology Index, a widely recognized, unmanaged index that measures the performance of 100 major technology stocks, as chosen by Soundview Financial Group. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

Calendar Year Total Returns

[chart here]

The Fund's year-to-date return as of _______ was _______%.

Best Quarter:     Q4 1999  111.54%
Worst Quarter:    Q4 1997  -17.42%

Average Annual Total Returns as of 12/31/99
                                             Since Inception
                                  Past 1 Year   (9/29/95)
Technology & Communications Fund    243.89%      63.29%
Soundview Technology Index          129.79%      45.68%*

* The since inception return for the Soundview Technology Index was September 30, 1995.

Prior to November 2, 1999, the Fund was diversified and did not concentrate its investments. Therefore, the Fund's performance prior to November 2, 1999 may not be indicative of how it will perform in the future.

Fees and Expenses
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. Since the Fund did not offer Advisor Class shares prior to the date of this Prospectus, "Management Fees" and "Other Expenses" are based on those of the PBHG Class shares for the Fund's last fiscal year ended March 31, 2000.


Fees and Expenses Table
Shareholder Fees                                     None
Annual Fund Operating Expenses
Management Fees                                      0.85%
Distribution and/or Service (12b-1) Fees             0.25%
Other Expenses                                       0.34%
Total Annual Operating Expenses                      1.44%*
* These are the expenses you should expect to pay as an investor in this Fund for the fiscal year ending March 31, 2001. However, you should know that for the fiscal year ending March 31, 2001, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses to the Fund to the extent necessary to ensure that the total annual operating expenses (exclusive of 12b-1 fees and certain other expenses such as brokerage commissions and extraordinary expenses) do not exceed 1.50%. You should also know that in any fiscal year in which the Fund's assets are greater than $75 million and its total annual fund operating expenses (excluding 12b-1 fees and certain other expenses such as brokerage commissions and extraordinary expenses) are lower than 1.50%, the Fund's Board of Directors may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Fund's behalf during the previous two fiscal years. The Board made no reimbursement election during the fiscal year ended March 31, 2000.



Example
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over
         1 Year       3 Years      5 Years     10 Years
         $----        $----        $----       $----

PBHG Strategic Small Company Fund

Goal
The Fund seeks to provide investors with growth of capital.

Main Investment Strategies
Under normal market conditions, the Fund invests at least 65% of its total assets in growth and value securities, such as common stocks, of small sized companies. These companies generally have market capitalizations or annual revenues of up to $750 million. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. The value securities in the Fund are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios. Pilgrim Baxter and Value Investors strategically adjust the mix of growth and value securities in the Fund, depending upon economic and market conditions. As a result, at times the Fund may be more heavily invested in growth securities and at other times the Fund may be more heavily invested in value securities. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of growth and value in managing this Fund.


Main Investment Risks
The value of your investment in the Fund will go up and down, which means you could lose money.
The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.
The Fund emphasizes growth and value securities of smaller sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the growth and value securities in the Fund may never reach what Pilgrim Baxter and Value Investors believe are their full potential worth and may go down in price.
Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.
Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page __.

Performance Information
The Advisor Class shares of the Fund were not offered prior to the date of this Prospectus. Therefore, the performance information presented below is for the PBHG Class shares which are offered through a separate prospectus. The Fund's Advisor Class shares and PBHG Class shares would have substantially similar annual returns because both Classes are invested in the same portfolio of securities. The annual returns of the Advisor Class shares and the PBHG Class shares would differ only to the extent that they do not have the same expenses.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell 2000 Index, widely recognized, unmanaged index that tracks the performance of 2000 small cap stocks. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

Calendar Year Total Returns
[chart to be filed]

The Fund's year-to-date return as of _______ was _______%.

Best Quarter:     Q4 1999   36.16%
Worst Quarter:    Q3 1998  -23.48%

Average Annual Total Returns as of 12/31/99
                                                 Since Inception
                                  Past 1 Year      (12/31/96)
Strategic Small Company Fund        51.79%           24.89%
Russell 2000 Index                  21.26%           13.08%

Fees and Expenses
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. Since the Fund did not offer Advisor Class shares prior to the date of this Prospectus, "Management Fees" and "Other Expenses" are based on those of the PBHG Class shares for the Fund's last fiscal year ended March 31, 2000.


Fees and Expenses Table
Shareholder Fees                                     None
Annual Fund Operating Expenses
Management Fees                                      1.00%
Distribution and/or Service (12b-1) Fees             0.25%
Other Expenses                                       0.55%
Total Annual Operating Expenses                      1.80%
Fee Waiver (and/or Expense Reimbursement)            0.05%
Net Expenses                                         1.75%*

* This is the actual total fund operating expense you will pay as an investor in this Fund for the current fiscal year ending March 31, 2001. That's because for the fiscal year ending March 31, 2001, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual fund operating expenses (exclusive of 12b-1 fees and certain other expenses such as brokerage commissions and extraordinary expenses) do not exceed 1.50%. You should know that in any fiscal year in which the Fund's assets are greater than $75 million and its total annual fund operating expenses (exclusive of 12b-1 fees and certain other expenses such as brokerage commissions and extraordinary expenses) are less than 1.50%, the Fund's Board of Directors may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Fund's behalf during the previous two fiscal years. The Board made no reimbursement election during fiscal year ended March 31, 2000.

Example
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over
         1 Year      3 Years      5 Years     10 Years
         $----       $----        $----       $-----

PBHG Global Technology & Communications Fund

Goal
The Fund seeks to provide investors with long-term growth of capital.

Main Investment Strategies
Under normal market conditions, the Fund, a non-diversified fund, will invest at least 65% of its total assets in common stocks of U.S. and non-U.S. companies and American Depository Receipts ("ADRs") of non-U.S. companies doing business in the technology and communications sectors of the market. In addition, the Fund is concentrated which means it will invest 25% or more of its total assets in one or more of the industries within these sectors. These industries may include computer software and hardware, network and cable broadcasting, semiconductors, defense and data storage and retrieval, and biotechnology.

The Fund invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments. These companies will be in at least three different countries, one of which may include the U.S. Some of these countries may be considered emerging or developing by the international finance community. The Fund's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances.

Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth and business momentum in managing this Fund. The Fund may sell a security for a variety of reasons, such as a deterioration in fundamentals or to invest in a company with more attractive growth prospects.

Main Investment Risks
The Fund is non-diversified which means, as compared to a diversified fund, it invests a higher percentage of its assets in a limited number of stocks in order to achieve a potentially greater investment return than a more diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

The Fund is concentrated which means, compared to a non-concentrated fund, it invests a higher percentage of its assets in specific industries within the technology and communications sectors of the market in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular industry, positive or negative, have a greater impact on the Fund's net asset value and will cause its shares to fluctuate more than if the Fund did not concentrate its investments.

The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for foreign equity securities and companies with smaller market capitalizations. Investments in foreign equity securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Companies with smaller market capitalizations tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Securities of technology and communications companies are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technology and communications issues.

Investments in emerging or developing countries may be subject to extreme volatility because, in general, these countries' economies are more under-developed, their political structures are less stable and their financial markets are less liquid than more developed nations.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.


For more information on the Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page __.

Performance Information
Performance information for the Fund will be presented once the Fund has completed investment operations for a full calendar year.

Fees and Expenses
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. Since the Fund commenced operations on June 1, 2000, "Other Expenses" is based on estimated amounts the Fund expects to pay during the current fiscal year.


Fees and Expenses Table
Shareholder Fees                                     None
Annual Fund Operating Expenses
Management Fees                                      1.50%
Distribution and/or Service (12b-1) Fees             0.25%
Other Expenses                                       0.50%
Total Annual Operating Expenses                      2.25%*

* These are the expenses you should expect to pay as an investor in this Fund for the fiscal year ending March 31, 2001. However, you should know that for the fiscal year ending March 31, 2001, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual fund operating expenses (exclusive of 12b-1 fees and certain other expenses such as brokerage commissions and extraordinary expenses) do not exceed 2.15%. You should also know that in any fiscal year in which the Fund's assets are greater than $75 million and its total annual fund operating expenses (exclusive of 12b-1 fees and certain other expenses such as brokerage commissions and extraordinary expenses) are less than 2.15%, the Fund's Board of Directors may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Fund's behalf during the previous two fiscal years.

Example
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over
         1 Year            3 Years
         $---              $---

More About the Funds

Risks and Returns
This section takes a closer look at the investment strategies that make up each Fund's risk and return characteristics.

In addition to the main investment strategies described in the Fund Summaries section of this Prospectus, each Fund may make other types of investments that have different risk/return characteristics. These investments, the Funds' main investment strategies and their risk/return characteristics are described in the table set forth on the following pages. From time to time, a Fund may make investments and pursue strategies different from those described in this Prospectus. Those non-principal investments and strategies are described in the Statement of Additional Information. The back cover of this Prospectus explains how you can get a copy of the Statement of Additional Information.

Each Fund may invest 100% of its total assets in cash or U.S. dollar-denominated high quality short-term debt instruments for temporary defensive purposes, to maintain liquidity or when economic or market conditions are unfavorable for profitable investing. These types of investments typically have a lower yield than other longer-term investments and lack the capital appreciation potential of equity securities, like stocks. In addition, while these investments are generally designed to limit a Fund's losses, they can prevent a Fund from achieving its investment goal.

Each Fund is actively managed, which means a Fund's manager may frequently buy and sell securities. Frequent trading increases a Fund's turnover rate and may increase transaction costs, such as brokerage commissions. Increased transaction costs could detract from a Fund's performance. In addition, the sale of Fund securities may generate capital gains which, when distributed, may be taxable to you.

Securities
Shares representing ownership or the right to ownership in a corporation. Each Fund (except the Cash Reserves Fund) may invest in the following types of securities: common and preferred stocks, convertible securities, warrants and rights.

Potential Risks
Security prices fluctuate over time. Security prices may fall as a result of factors that relate to the company, such as management decisions or lower demand for the company's products or services.
Security prices may fall because of factors affecting companies in a number of industries, such as increased production costs.
Security prices may fall because of changes in the financial markets, such as interest rates or currency exchange rate changes.

Potential Returns
Securities have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term.

Policies to Balance Risk and Return
Pilgrim Baxter maintains a long-term investment approach and focus on securities they believe can appreciate over an extended time frame, regardless of interim fluctuations. Under normal circumstances, each Fund (except the Cash Reserves
Fund) intends to remain fully invested, with at least 65% of its total assets in securities. Pilgrim Baxter focuses their active management on securities selection, the area they believe their commitment to fundamental research can most enhance a Fund's performance.

Growth Securities
Securities that Pilgrim Baxter believes have or are expected to have strong sales and earnings growth and capital appreciation potential and will grow faster than the economy as a whole.

Potential Risks
See Securities.
Growth securities may be more sensitive to changes in business momentum and earnings than other securities because they typically trade at higher earnings multiples. The growth securities in the Fund may never reach what Pilgrim Baxter believes are their full value and may even go down in price.

Potential Returns
See Securities.
Growth securities may appreciate faster than non-growth securities.

Policies to Balance Risk and Return
See Securities.
In managing a Fund, Pilgrim Baxter uses its own software and research models which incorporate important attributes of successful growth. A key attribute of successful growth is positive business momentum as demonstrated by earnings or revenue and sales growth, among other factors. Pilgrim Baxter's investment process is extremely focused on companies which exhibit positive business momentum.
Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer superior appreciation prospects or the risk of a decline in its market price is too great or a deterioration in business fundamentals occurs or is expected to occur.

Value Securities
Securities that Value Investors believes are currently underpriced using certain financial measurements, such as their price-to-earnings ratio, earnings power, dividend income potential, and competitive advantages.

Potential Risks
See Securities.
Value companies may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. The value securities in the Fund may never reach what Value Investors believes are their full value and may even go down in price.

Potential Returns
See Securities.
Value securities may produce significant capital appreciation as the market recognizes their full value.
Policies to Balance Risk and Return
See Securities.
In managing a Fund, Value Investors uses its own research, computer models and measures of value.
Value Investors considers selling a security when it becomes overvalued relative to the market, shows deteriorating fundamentals or falls short of Value Investors' expectations.

Foreign Equity Securities
Securities of foreign issuers, including ADRs, EDRs and GDRs. ADRs are certificates issued by a U.S. bank that represent a stated number of shares of a foreign corporation that the bank holds in its vault. An ADR is bought and sold in the same manner as U.S. securities. EDRs and GDRs are also receipts that represent a stated number of shares of a foreign corporation, only that they are issued by a non-U.S. bank or a foreign branch of U.S. bank. An ADR is bought and sold in the same manner as U.S. securities and is priced in U.S. dollars. EDRs and GDRs are generally designed for use on foreign exchanges and are typically not priced in U.S. dollars. ADRs, EDRs and GDRs each carry most of the risks of investing directly in foreign equity securities.

Potential Risks
Foreign security prices may fall due to political instability, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards. The adoption of the euro as the common currency of the European Economic an Monetary Union (the "EMU") presents some uncertainties and possible risks, such as changes in relative strength and value of major world currencies, adverse tax consequences, and increased price competition among and between EMU and non-EMU countries. These uncertainties and possible risks could adversely affect the Funds.

Potential Returns
Favorable exchange rate movements could generate gains or reduce losses. Foreign investments, which represent a major portion of the world's securities, offer attractive potential performance and opportunities for diversification.

Policies to Balance Risk and Return
In managing the PBHG Global Technology and Communications Fund, Pilgrim Baxter seeks to invest in companies with strong growth potential in those countries with the best investment opportunities. Every other Fund limits the amount of total assets it invests in securities of foreign issuers not traded in the U.S. to 15%. ADRs are not included in these limits.

Money Market Instruments
High quality, short-term U.S. and foreign debt instruments denominated in U.S. dollars, including bank obligations (such as CDs, time deposits, bankers' acceptances, and banknotes) commercial paper, corporate obligations (including asset backed securities) government obligations (such as U.S. Treasury, agency or foreign government securities) short-term obligations issued by state and local governments and repurchase agreements.

Potential Risks
Money market instrument prices fluctuate over time.
Money market instrument prices may fall as a result of factors that relate to the issuer, such as a rating downgrade.
Money market instrument prices may fall because of changes in the financial markets, such as interest rate changes.

The money market instruments in the Cash Reserve Fund may never reach what Pilgrim Baxter and Wellington Management believe are their full income potential.

Potential Returns
Money market instruments have greater short-term liquidity, capital preservation and income potential than longer-term investments such as stocks.

Policies to Balance Risk and Return
The Cash Reserves Fund follows strict SEC rules about credit risk, maturity and diversification of its investments.

Small and Medium Sized Company Securities

Potential Risks
Small and medium sized company securities involve greater risk and price volatility than larger, more established companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group.

Potential Returns
Small and medium sized company securities may appreciate faster than those of larger, more established companies for many reasons. For example, small and medium sized companies tend to have younger product lines whose distribution and revenues are still maturing.

Policies to Balance Risk and Return
See Securities/Growth Securities/Value Securities.

Pilgrim Baxter and Value Investors focus on small and medium sized companies with strong balance sheets that they expect to exceed consensus earnings expectations.

Technology or Communications Company Securities
Securities of companies that rely extensively on technology or communications in their product development or operations or are expected to benefit from technological advances and improvements.

Potential Risks
Technology or communications company securities are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies, and, therefore, are generally more volatile than companies not dependent upon or associated with technology or communications issues.

Potential Returns
Technology or communications company securities offer investors significant growth potential because they may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge, technology-related developments.

Policies to Balance Risk and Return
Except for the Technology & Communications Fund and Global Technology & Communications Fund, each Fund seeks to strike a balance among the industries in which it invests so that no one industry dominates the Fund's investments.

OTC securities
Securities not listed and traded on an organized exchange, but bought and sold through a computer network.

Potential Risks
OTC securities are not traded as often as securities listed on an exchange. So, if the Fund were to sell an OTC security, it might have to offer the security at a discount or sell it in smaller share lots over an extended period of time.

Potential Returns
Increases the number of potential investments for a Fund.
OTC securities may appreciate faster than exchange-traded securities because they are typically securities of younger, growing companies.

Policies to Balance Risk and Return
Pilgrim Baxter and Value Investors use a highly disciplined investment process that seeks to, among other things, identify quality investments that will enhance a Fund's performance.

Illiquid securities
Securities that do not have a ready market and cannot be easily sold, if at all, at approximately the price that the Fund has valued them.

Potential Risks
A Fund may have difficulty valuing these securities precisely. A Fund may be unable to sell these securities at the time or price it desires.

Potential Returns
Illiquid securities may offer more attractive yields or potential growth than comparable widely traded securities.

The Investment Adviser & Subadvisers

The Investment Adviser
Pilgrim Baxter & Associates, Ltd., 825 Duportail Road, Wayne, PA 19087, is the investment advisor for each Fund. Founded in 1982, Pilgrim Baxter currently manages approximately $__ billion in assets for pension and profit-sharing plans, charitable institutions, corporations, trusts, estates and other investment companies. Pilgrim Baxter believes that discipline and consistency are important to long-term investment success. This belief is reflected in its investment process. Pilgrim Baxter uses a quantitative and fundamental investment process that is extremely focused on business momentum, as demonstrated by such things as earnings or revenue and sales growth. Pilgrim Baxter's decision to sell a security depends on many factors. Generally speaking, however, Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer more superior appreciation prospects, the risk of a decline in its market price is too great or a deterioration in business fundamentals occurs or is expected to occur.

As investment adviser, Pilgrim Baxter makes investment decisions for the Emerging Growth, Large Cap Growth, Select Equity, Core Growth, Limited, Large Cap 20, New Opportunities, Technology & Communications and Global Technology & Communications Funds, and for the growth portion of the Strategic Small Company Fund. Pilgrim Baxter oversees the investment decisions made by Value Investors as sub-adviser for the Large Cap Value, Mid-Cap Value, Small Cap Value and Focused Value Funds, and for the value portion of the Strategic Small Company Fund and Wellington Management as sub-adviser for the Cash Reserves Fund. The Funds' Board of Directors supervises Pilgrim Baxter and the sub-advisers and establishes policies that Pilgrim Baxter and the sub-advisers must follow in their day-to-day investment management activities.

Investment Process
Pilgrim Baxter begins its investment process by creating a universe of rapidly growing companies that possess certain growth characteristics. That universe is continually updated. Pilgrim Baxter then ranks each company in its universe using proprietary software and research models that incorporate attributes of successful growth like positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth. Finally, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter evaluates each company's business momentum, earnings quality and whether the company can sustain its current growth trend. Pilgrim Baxter believes that through this highly disciplined investment process, it is able to construct a portfolio of investments with strong growth characteristics.

The Sub-Adviser
Pilgrim Baxter Value Investors, Inc., 825 Duportail Road, Wayne, PA 19087, is a wholly-owned subsidiary of Pilgrim Baxter. Founded in 1940, Value Investors currently manages $680 million for pension and profit sharing plans, charitable institutions, trusts, estates and other investment companies.
Value Investors' investment process, like that of Pilgrim Baxter, is both quantitative and fundamental. In seeking to identify attractive investment opportunities for the Small Cap Value, Mid-Cap Value, Large Cap Value and Focused Value Funds and the value portion of the Strategic Small Company Fund, Value Investors first creates a universe of more than 8,000 companies whose current share price seems lower than the current or future worth. Then, using its own computer models and measures of value, Value Investors creates a sub-universe of statistically attractive value companies. Value Investors considers factors like a company's earnings power vs. its current stock price, its dividend income potential, its price-to-earnings ratio vs. similar companies, its competitive advantages, like brand or trade name or market niche, its management team and its current and future business prospects. Lastly, using its own fundamental research and a bottom-up approach to investing, Value Investors identifies those companies which are currently out of market favor but have the potential to achieve significant appreciation as the marketplace recognizes their fundamental value.
Value Investors' decision to sell a security depends on many factors. Generally speaking, however, Value Investors considers selling a security when it becomes overvalued relative to the market, shows deteriorating fundamentals or falls short of Value Investors' expectations.

Wellington Management Company, LLP, 75 State Street, Boston, MA is the sub-adviser for the PBHG Cash Reserves Fund. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. As of June 30, 2000, Wellington Management held discretionary management authority with respect to more than $253 billion of assets.
In managing the PBHG Cash Reserves Fund, Wellington Management uses a top-down strategy and bottom-up security selection, to seek securities with an acceptable maturity, that are marketable and liquid, offer competitive yields and are issued by issuers that are on a sound financial footing. Wellington Management also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The purchase of single rated or unrated securities by Pilgrim Baxter or Wellington Management is subject to the approval or ratification by the Fund's Board of Directors.
For the fiscal year ended March 31, 2000, Pilgrim Baxter waived a portion of its fee for the Small Cap Value, Focused Value and Strategic Small Company Funds, so that the effective management fee paid by each Fund was as follows:

Growth Fund                         0.85%   Large Cap Value Fund       0.65%
Emerging Growth Fund                0.85%   Mid-Cap Value Fund         0.85%
Large Cap Growth Fund               0.75%   Small Cap Value Fund       0.92%
Select Equity Fund                  0.85%   Focused Value Fund         0.80%
Core Growth Fund                    0.85%   Cash Reserves Fund         0.30%
Limited Fund                        1.00%   Technology &
Large Cap 20 Fund                   0.85%   Communications Fund        0.85%
New Opportunities Fund              1.00%
Strategic Small Company Fund        0.95%

The Global Technology & Communications Fund did not begin investment operations until June 1, 2000. As investment adviser to this Fund, Pilgrim Baxter is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.50% of the Fund's average daily net assets.
Each sub-adviser is entitled to receive a fee from Pilgrim Baxter equal to a percentage of the daily net assets of each sub-advised Fund.

Growth Fund/New Opportunities Fund

Gary L. Pilgrim, CFA has managed the Growth Fund since its inception in 1985. He has managed the New Opportunities Fund since April 21, 2000. Mr. Pilgrim is the Chief Investment Officer and President of Pilgrim Baxter and has been a growth stock manager for over 30 years.

Large Cap Growth Fund/Large Cap20 Fund/Select Equity Fund
Michael S. Sutton, CFA, has managed the Large Cap Growth and Large Cap 20 Funds since November, 1999. He has managed the Select Equity Fund since April 24, 2000. Mr. Sutton joined Pilgrim Baxter in October 1999 from Loomis, Sayles & Co., where he worked for seven years as a portfolio manager of several large cap growth portfolios. Prior to that, Mr. Sutton was a large cap growth portfolio manager with Stein, Roe & Farnham.


Limited Fund/ Emerging Growth Fund
Erin A. Piner has managed the Limited Fund since October, 1998. She has managed the Emerging Growth Fund since January 2000. Ms. Piner joined Pilgrim Baxter in 1995 as an equity analyst. Prior to joining Pilgrim Baxter, Ms. Piner worked for four years in the client service group of PaineWebber, Inc.

Small Cap Value Fund/ Mid-Cap Value Fund/ Focused Value Fund
Jerome J. Heppelmann, CFA, has managed the Small Cap Value, Mid-Cap Value, and Focused Value Funds since June, 1999. He joined Pilgrim Baxter in 1994 as a Vice President of Marketing/ Client Service and since 1997 has been a member of Value Investors Equity team. Prior to joining Pilgrim Baxter, Mr. Heppelmann worked in the Investment Advisory Group for SEI Investments.

Large Cap Value Fund
Raymond J. McCaffrey, CFA, has managed the Large Cap Value Fund since June, 1999. He joined Value Investors as a portfolio manager and analyst in 1997. Prior to joining Value Investors, Mr. McCaffrey worked for 2 years as a portfolio manager and analyst at Pitcairn Trust Company. His 11 years of investment experience also include positions at Cypress Capital Management, Independence Capital Management and Fidelity Bank.

Technology & Communications Fund/ Core Growth Fund
Jeffrey A. Wrona, CFA has managed the Technology & Communications Fund since May, 1999. He co-managed this Fund from May, 1998 through May, 1999. Mr. Wrona has managed the Core Growth Fund since May, 1999. Mr. Wrona joined Pilgrim Baxter in 1997 after seven years as a senior portfolio manager with Munder Capital Management and today manages several other funds at Pilgrim Baxter.

Strategic Small Company Fund
James M. Smith, CFA has co-managed this Fund since its inception in 1996. He manages the growth portion of this Fund. Mr. Smith joined Pilgrim Baxter in 1993 as a portfolio manager and has over 20 years of equity portfolio management experience. Mr. Heppelmann manages the value portion of this Fund. His experience is discussed under the Small Cap Value, Mid-Cap Value and Focused Value Funds. Mr. Heppelmann has co-managed this fund since June, 1999.

Cash Reserves Fund
John C. Keogh has managed this Fund since its inception in 1995. Mr. Keogh joined Wellington Management in 1983 as an assistant portfolio manager and has served as a portfolio manager since 1990.

Global Technology & Communications Fund
Michael K. Ma has managed the Fund since its inception on May 31, 2000. Mr. Ma joined Pilgrim Baxter in October 1999 as a senior technology analyst. Prior to joining Pilgrim Baxter, Mr. Ma worked for two and one-half years as an Equity Research Analyst in the Telecommunications Services Group of Deutsche Bank Securities, Inc. Prior to that, he worked for four years as a Portfolio Manger and Research Assistant with United States Trust Company of New York, first as a research assistant and then after 1994 as a portfolio manager.

Your Investment

Pricing Fund Shares

Cash Reserves Fund shares are priced at 2:00 p.m. Eastern time on each day the New York Stock Exchange is open. Cash Reserves Fund shares are not priced on days that the New York Stock Exchange is closed. The Cash Reserves Fund prices its investments at amortized cost, which approximates market value. Each other Fund prices its investments for which market quotations are readily available at market value. Short-term investments are priced at amortized cost, which approximates market value. All other investments are priced at fair value as determined in good faith by the Fund's Board of Directors. If a Fund holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates. Because foreign markets may be open at different times than the New York Stock Exchange, the price of a Fund's shares may change on days when its shares are not available for purchase or sale.

Net Asset Value (NAV)
The price of a Fund's shares is based on that Fund's net asset value (NAV). A Fund's NAV equals the value of its assets, less its liabilities, divided by the number of its outstanding shares. Fund shares are priced every day at the close of regular trading on the New York Stock Exchange. Fund shares are not priced on days that the New York Stock Exchange is closed.

Buying Shares
You may purchase shares of each fund directly through the Fund's transfer agent. Except for the Cash Reserve Fund, the price per share you will pay to invest in a Fund is its net asset value per share (NAV) next calculated after the transfer agent or other authorized representative accepts your order. If you purchase shares of the Cash Reserve Fund by wire transfer in the form of Federal Funds, the price per share you will pay is that Fund's next calculated net asset value. If you purchase shares of the Cash Reserve Fund by check or other negotiable bank draft, the price per share you will pay is that Fund's net asset value as calculated on the next business day after receipt of the check or bank draft. Except for the Cash Reserves Fund, each Fund's NAV is calculated at the close of trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time, each day the exchange is open for business. Each Fund's assets are generally valued at their market price. However, if a market price is unavailable or if the assets have been affected by events occurring after the close of trading, the Fund's board of directors may use another method that it believes reflects fair value. The Cash Reserves Fund uses the amortized cost method to value its securities and generally calculates its NAV at 2:00 p.m. Eastern time each day the New York Stock Exchange is open. You may also purchase shares of each Fund through certain broker-dealers or other financial institutions that are authorized to sell you shares of the Funds. Such financial institutions may charge you a fee for this service in addition to the Fund's NAV.

Concepts to understand
Traditional IRA: an individual retirement account. Your contributions may or may not be deductible depending on your circumstances. Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.
Spousal IRA: an IRA funded by a working spouse in the name of a nonworking spouse. Roth IRA: an IRA with non-deductible contributions, and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met. Education IRA: an IRA with nondeductible contributions, and tax-free growth of assets and distributions, if used to pay certain educational expenses.
For more complete IRA information, consult a PBHG Shareholder Services Representative or a tax advisor.

Minimum Investments
                                     Initial           Additional
 Regular accounts
         New Opportunities Fund1    $10,000            no minimum
         Limited Fund1              $ 5,000            no minimum
         Strategic Small
           Company Fund             $ 5,000            no minimum
         Each Other Fund            $ 2,500            no minimum
         Uniform Gifts/Transfer
           to Minor Accounts        $   500            no minimum
 Traditional IRAs                   $ 2,000            no minimum
 Roth IRAs                          $ 2,000            no minimum
 Educational IRAs                   $   500            no minimum
 Systematic Investment              $   500            $25
   Plans2 (SIP)

 1 The Limited and New Opportunities Funds are currently closed to new investors.
 2 Provided a SIP is established, the minimum initial investment for each Fund is $500 along with a monthly systematic investment of $25 or more.

Selling Shares
You may sell your shares at NAV any day the New York Stock Exchange is open for business. Sale orders received by the Fund's transfer agent or other authorized representatives by 4:00 p.m. Eastern time (2:00 p.m. Eastern time for the Cash Reserves Fund) will be priced at the Fund's next calculated NAV. The Fund generally sends payment for your shares the business day after your order is accepted. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to seven days. Also, if the Fund has not yet collected payment for the shares you are selling, it may delay paying out the proceeds on your sale until payment has been collected up to 15 days from the date of purchase. You may also sell shares of each Fund through certain broker-dealers or other financial institutions at which you maintain an account. Such financial institutions may charge you a fee for this service.

Written Redemption Orders
Some circumstances require written sell orders along with signature guarantees. These include:
o Redemptions in excess of $50,000
o Requests to send proceeds to a different address or payee
o Requests to send proceeds to an address that has been changed within the last 30 days
o Requests to wire proceeds to a different bank account
A signature guarantee helps to protect you against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee is authentic.

Limitations on selling shares by phone

 Proceeds
 sent by                   Minimum          Maximum

 Check                     no minimum       $50,000
                           per day

 Wire*                     no minimum       no maximum

 ACH                       no minimum       no maximum

Please note that the banking instructions to be used for wire and ACH redemptions must be established on your account in advance of placing your sell order.
o Wire fee is $10 per Federal Reserve Wire

 GENERAL POLICIES

o Each Fund may reject or suspend acceptance of purchase orders.
o Each Fund reserves the right to make redemptions in securities rather than in cash if the redemption amount exceeds $250,000 or 1% of the NAV of the Fund.
o Payment for telephone purchases must be received by the Fund's transfer agent within seven days or you may be liable for any losses the Fund incurs as a result of the cancellation of your purchase order.
o When placing a purchase, sale or exchange order through an authorized representative, it is the representative's responsibility to promptly transmit your order to the Fund's transfer agent so that you may receive that same day's NAV.
o SEI Trust Company, the custodian for PBHG Traditional, Roth and Education IRA accounts, currently charges a $10 annual custodial fee to Traditional and Roth IRA accounts and a $7 annual custodial fee to Educational IRA accounts. This fee will be automatically charged to your account if not received by the announced due date, usually in mid-August.
o Because of the relatively high cost of maintaining smaller accounts, the Fund charges an annual fee of $12 if your account balance drops below the minimum investment amount because of redemptions. Minimum investment amounts are identified in the table on page 66. For non-retirement accounts, the Fund, may upon prior notice, close your account and send you the proceeds if your account balance remains below the minimum investment amount for over 60 days due to you redeeming or exchanging out of the Fund.
o To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household holds shares of a fund. Call PBHG at 1-800-433-0051 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact PBHG at 1-800-433-0051 or write to P.O. Box 219534, Kansas City, MO 64121. Electronic copies of most financial reports and prospectuses are available at PBHG's website (WWW.PBHGFUNDS.COM).

Exchanges Between Funds
You may exchange some or all Advisor Class Shares of the Fund for Advisor Class Shares of any other PBHG Fund that has Advisor Class Shares. Advisor Class Shares of the Fund may not be exchanged for PBHG Class Shares. Simply mail, telephone or use the Fund's internet website to provide your exchange instructions to the transfer agent. There is currently no fee for exchanges, however, the Fund may change or terminate this privilege on 60 days notice. Please not that exchanges into the PBHG Cash Reserves Fund from another PBHG Fund may be made only four (4) times a year.

To open an account
In Writing
Complete the application.

Mail your completed application and a check to:
The PBHG Funds, Inc.
P.O. Box 219534
Kansas City, Missouri  64121-9534

By Telephone
Call us at 1-800-433-0051 to receive an account application and receive an account number.

Wire Have your bank send your investment to:
o United Missouri Bank of Kansas City, N.A.
o ABA# 10-10-00695
o Account # 98705-23469
o Fund Name
o Your name
o Your Social Security or tax ID number
o Your account number

Return the account application.

By Automated Clearing House (ACH)*

Via the Internet
o Visit the PBHG Funds website at http://www.pbhgfunds.com.
o Enter the "open account" screen and follow the instructions for completing an account application.

To add to an account

Fill out an investment slip:

Mail the slip and the check to:
The PBHG Funds, Inc.
P.O. Box 219534
Kansas City, Missouri  64121-9534


Wire  Have your bank send your investment to:
o United Missouri Bank of Kansas City, N.A.
o ABA# 10-10-00695
o Account # 98705-23469
o Fund Name
o Your name
o Your Social Security or tax ID number
o Your account number





o Complete the bank information section on the account application.
o Attach a voided check or deposit slip to the account application.
o The maximum purchase allowed through ACH is $100,000 and this option must be established on your account 15 days prior to initiating a transaction.


o Complete the bank information section on the account application.
o Enter the "Your Account" section of the website and follow the instructions for purchasing shares.

To sell shares
By Mail
Write a letter of instruction that includes:
o your name(s) and signature(s)
o your account number
o the fund name
o the dollar amount your wish to sell
o how and where to send the proceeds
If required, obtain a signature guarantee (see "Selling Shares")
Mail your request to:
The PBHG Funds, Inc.
P.O. Box 219534
Kansas City, Missouri  64121-9534


Systematic Withdraw Plan
Permits you to have payments of $50 or more mailed or automatically transferred from your Fund accounts to your designated checking or savings account
o Complete the applicable section on the account application Note: Must maintain a minimum account balance of $5,000 or more.

Check Writing
Check Writing is offered to shareholders of the Cash Reserves Fund. If you have an account balance of $5,000 or more, you may establish this option on your account. You may redeem shares by writing checks on your account for $250 or more. To establish Check Writing on your account, call 1-800-433-0051 and request a Signature Card.

By Telephone
Sales orders may be placed by telephone provided this option was selected on your account application. Please call 1-800-433-0051.
Note: sales from IRA accounts may not be made by telephone and must be made in writing.


ACH
o Complete the bank information section on the account application.
o Attach a voided check or deposit slip to the account application.
Note: sale proceeds sent via ACH will not be posted to your bank account until the second business day following the transaction.


Wire
Sale proceeds may be wired at your request. Be sure the Fund has your wire instructions on file.
There is a $10 charge for each wire sent by the Fund.

Distribution and taxes
Each Fund pays shareholders dividends from its net investment income and distributions from its net realized capital gains at least once a year, if available. These dividends and distributions will be reinvested in the Fund unless you instruct the Fund otherwise. There are no fees on reinvestments. Alternatively, you may elect to receive your dividends and distributions in cash in the form of a check, wire or ACH.
Unless your investment is in an IRA or other tax-exempt account, your dividends and distributions will be taxable whether you receive them in cash or reinvest them. Dividends (including short-term capital gains distributions) are taxed at the ordinary income rate. Distributions of long-term capital gains are taxable at the long-term capital gains rate, regardless of how long you have been in the Fund. Long-term capital gains tax rates are described in the table below.
A sale or exchange of a Fund may also generate a tax liability unless your account is tax-exempt. There are two types of tax liabilities you may incur from a sale or exchange. (1) Short-term capital gains will apply if you sell or exchange a Fund up to 12 months after buying it. (2) Long-term capital gains will apply to Funds sold or exchanged after 12 months. The table below describes the tax rates for each.

Taxes on Transactions
The tax status of your distributions for each calendar year will be detailed in your annual tax statement from the Fund. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxability of Distributions

 Type of                   Tax rate for               Tax rate for
 Distribution              15% bracket                28% bracket

 Dividends                 Ordinary income rate       Ordinary income rate

 Short-term
   Capital Gains           Ordinary income rate       Ordinary income rate

 Long-term
   Capital Gains           10%                        20%

Distribution Arrangements
PBHG Funds, on behalf of each Fund has adopted a Service Plan pursuant to which a Fund pays Rule 12b-1 shareholder servicing fees at an aggregate rate of up to 0.25% of that Fund's average daily net assets attributable to Advisor Class shares. The shareholder servicing fee is intended to compensate financial intermediaries, plan fiduciaries, and investment professionals for providing personal services, distribution support services, and/or account maintenance services to beneficial owners of the Advisor Class shares. Because these fees are paid out of the Advisor Class assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Financial Highlights
A Fund's financial highlights help you understand its recent financial performance. The total returns represent the rate that you would have earned or lost on an investment in the Fund, assuming you reinvested all Fund distributions. PricewaterhouseCoopers LLP has audited the information contained in these financial highlights. Its report and the Fund's financial statements are included in the Fund's Annual Report to Shareholders, which is available, free of charge, upon request.

For a Share Outstanding Throughout each Fiscal Year or period ended March 31:

[to be filed]

For More Information
The PBHG Funds, Inc.
SEC file number 811-04391
For investors who want more information about the funds, the following documents are available free upon request:

Statement of Additional Information (SAI)
Provides more information about the funds and is incorporated into this Prospectus by reference.

Annual/Semi-annual Reports
Provides financial and performance information about the Funds and their investments and a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last fiscal year or half-year.

To obtain information

By telephone
Call 1-800-433-0051

By mail
The PBHG Funds, Inc.
P.O. Box 219534
Kansas City, MO 64121-9534

Via the Internet
www.pbhgfunds.com
Text-only versions and other information about The PBHG Funds, Inc. are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov, or by visiting the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090). Copies of this information may be obtained, for a duplicating fee, by sending your written request to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

Investment Adviser
Pilgrim Baxter & Associates, Ltd.

Distributor
SEI Investments Distribution Co.
PBHG Prospectus -- ____

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

                              DATED ______________

                                      Fund:
                              THE PBHG FUNDS, INC.

                                   Portfolios:
                                PBHG GROWTH FUND
                            PBHG EMERGING GROWTH FUND
                           PBHG NEW OPPORTUNITIES FUND
                           PBHG LARGE CAP GROWTH FUND
                             PBHG SELECT EQUITY FUND
                              PBHG CORE GROWTH FUND
                                PBHG LIMITED FUND
                             PBHG LARGE CAP 20 FUND
                            PBHG LARGE CAP VALUE FUND
                             PBHG MID-CAP VALUE FUND
                            PBHG SMALL CAP VALUE FUND
                             PBHG FOCUSED VALUE FUND
                             PBHG INTERNATIONAL FUND
                             PBHG CASH RESERVES FUND
                      PBHG TECHNOLOGY & COMMUNICATIONS FUND
                        PBHG STRATEGIC SMALL COMPANY FUND
                  PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND

                               Investment Adviser:
                        PILGRIM BAXTER & ASSOCIATES, LTD.


This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of The PBHG Funds, Inc. (the "Fund" or "Registrant") and the Portfolios named above. It should be read in conjunction with the Prospectus for the Portfolios' PBHG Class shares dated July 31, 2000 (as supplemented October 16, 2000) and with the Prospectus for the Portfolios' Advisor Class shares dated _________. The Prospectuses may be obtained without charge by calling 1-800-433-0051.

The Annual Report for each Portfolio, except for pages 1 through 7 thereof, is incorporated herein by reference and made a part of this document. The Annual Report may be obtained without charge by calling 1-800-433-0051.

                                TABLE OF CONTENTS


                                                                         PAGE
THE FUND.................................................................  3

DESCRIPTION OF PERMITTED INVESTMENTS.....................................  3

INVESTMENT LIMITATIONS................................................... 16

DIRECTORS AND OFFICERS OF THE FUND....................................... 24

5% AND 25% SHAREHOLDERS.................................................. 26

THE ADVISER.............................................................. 33

THE SUB-ADVISERS......................................................... 36

THE DISTRIBUTOR.......................................................... 38

THE ADMINISTRATOR AND SUB-ADMINISTRATOR.................................. 39

OTHER SERVICE PROVIDERS.................................................. 41

PORTFOLIO TRANSACTIONS................................................... 42

DESCRIPTION OF SHARES.................................................... 45

PURCHASES AND REDEMPTIONS OF SHARES...................................... 45

DETERMINATION OF NET ASSET VALUE......................................... 53

TAXES.................................................................... 55

PERFORMANCE ADVERTISING.................................................. 60

COMPUTATION OF YIELD .................................................... 61

CALCULATION OF TOTAL RETURN.............................................. 62

FINANCIAL STATEMENTS..................................................... 64

                                    THE FUND

The Fund is an open-end management investment company which was originally incorporated in Delaware on August 2, 1985 under the name PBHG Growth Fund, Inc. and commenced business shortly thereafter as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). On July 21, 1992, shareholders of the Fund approved an Agreement and Articles of Merger pursuant to which the Fund was reorganized and merged into a new Maryland corporation, also named PBHG Growth Fund, Inc. On September 8, 1993, the shareholders of the Fund voted to change the name of the Fund to The Advisors' Inner Circle Fund II, Inc. On May 2, 1994, the shareholders voted to change the Fund's name to The PBHG Funds, Inc.


This Statement of Additional Information relates to all Portfolios of the Fund. Shareholders may purchase shares through two separate classes, i.e., PBHG Class and Advisor Class (formerly the Trust Class) shares, which provide for differences in distribution costs, voting rights and dividends. Except for these differences, each PBHG Class share and each Advisor Class share of each Portfolio represents an equal proportionate interest in that Portfolio. See "Description of Shares." Each Portfolio other than PBHG International Fund offers Advisor Class shares. This Statement of Additional Information relates to both classes of shares of the Fund. No investment in shares of a Portfolio should be made without first reading the Portfolio's Prospectus. Capitalized terms not defined in this Statement of Additional Information are defined in each Prospectus offering shares of the Portfolios.

Pilgrim Baxter & Associates, Ltd. ("Adviser") serves as the investment adviser to each Portfolio. Pilgrim Baxter Value Investors, Inc. ("Value Investors" or "Sub-Adviser") serves as the investment sub-adviser to the PBHG Large Cap Value, Mid-Cap Value, Small Cap Value, Focused Value and Strategic Small Company Funds. Murray Johnstone International Ltd. ("Murray Johnstone" or "Sub-Adviser") serves as the sub-adviser to the PBHG International Fund. Wellington Management Company, LLP ("Wellington Management" or "Sub-Adviser") serves as the sub-adviser to the PBHG Cash Reserves Fund.


                      DESCRIPTION OF PERMITTED INVESTMENTS

REPURCHASE AGREEMENTS

Repurchase agreements are agreements by which a person (e.g., a portfolio) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Portfolio for purposes of its investment limitations. The repurchase agreements entered into by the Portfolios will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement. With respect to all repurchase agreements entered into by a Portfolio, the Fund's custodians or their agents must take possession of the underlying collateral. However, if the seller defaults, the Portfolio could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Portfolio may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Portfolio is treated as an unsecured creditor of the seller and is required to return the underlying security to the seller's estate.

FUTURES CONTRACTS

A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodities Futures Trading Commission ("CFTC").

No purchase price is paid or received when the contract is entered into. Instead, a Portfolio upon entering into a futures contract (and to maintain that Portfolio's open positions in futures contracts) would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, or other assets, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Portfolio. These subsequent payments called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." A Portfolio expects to earn interest income on its initial and variation margin deposits.

A Portfolio will incur brokerage fees when it purchases and sells futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by a Portfolio will usually be liquidated in this manner, a Portfolio may instead make or take delivery of underlying securities whenever it appears economically advantageous to that Portfolio to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

SECURITIES INDEX FUTURES CONTRACTS. Purchases or sales of securities index futures contracts may be used in an attempt to protect each of the Portfolio's current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate "short" position in index futures, a Portfolio may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, a Portfolio can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, a Portfolio will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.


LIMITATIONS ON PURCHASE AND SALE OF FUTURES CONTRACTS. A Portfolio will not purchase or sell futures contracts unless either (i) the futures contracts are purchased for "bona fide hedging" purposes (as that term is defined under the CFTC regulations) or (ii) if purchased for other than "bona fide hedging" purposes, the sum of the amounts of initial margin deposits on a Portfolio's existing futures contracts and premiums required to establish non-hedging positions would not exceed 5% of the liquidation value of that Portfolio's total assets. In instances involving the purchase of futures contracts by a Portfolio, an amount of cash or other liquid assets, equal to the cost of such futures contracts (less any related margin deposits), will be deposited in a segregated account with its custodian, thereby insuring that the use of such futures contracts is unleveraged. In instances involving the sale of futures contracts by a Portfolio, the securities underlying such futures contracts or options will at all times be maintained by that Portfolio or, in the case of index futures contracts, the Portfolio will own securities the price changes of which are, in the opinion of its Adviser expected to replicate substantially the movement of the index upon which the futures contract is based.


The International Fund generally will not hedge its currency exposure because currency considerations are an integral part of Murray Johnstone's investment process. However, the Fund may use forward currency contracts to hedge exchange rates, a particular security or position.

For information concerning the risks associated with utilizing futures contracts, please see "Risks of Transactions in Futures Contracts Options" below.

OPTIONS

Options are contracts that give one of the parties to the contract the right to buy or sell the security that is subject to the option at a stated price during the option period, and obligates the other party to the contract to buy or sell such security at the stated price during the option period. The types of options transactions that each Portfolio may utilize are discussed below.

WRITING CALL OPTIONS. A call option is a contract which gives the purchaser of the option (in return for a premium paid) the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A call option on a security is covered, for example, when the writer of the call option owns the security on which the option is written (or on a security convertible into such a security without additional consideration) throughout the option period.

A Portfolio will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, a Portfolio will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, a Portfolio will retain the risk of loss should the price of the security decline. The premium is intended to offset that loss in whole or in part. Unlike the situation in which a Portfolio owns securities not subject to a call option, a Portfolio, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

A Portfolio may terminate its obligation under an option it has written by buying an identical option. Such a transaction is called a "closing purchase transaction." A Portfolio will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or part by unrealized appreciation of the underlying security owned by the Portfolio. When an underlying security is sold from a Portfolio's securities portfolio, that Portfolio will effect a closing purchase transaction so as to close out any existing covered call option on that underlying security.

WRITING PUT OPTIONS. The writer of a put option becomes obligated to purchase the underlying security at a specified price during the option period if the buyer elects to exercise the option before its expiration date. A Portfolio when it writes a put option will be required to "cover" it, for example, by depositing and maintaining in a segregated account with its custodian cash, or other liquid obligations having a value equal to or greater than the exercise price of the option.

A Portfolio may write put options either to earn additional income in the form of option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value (e.g., the option is exercised because of a decline in the price of the underlying security, but the amount paid by such Portfolio, offset by the option premium, is less than the current price). The risk of either strategy is that the price of the underlying security may decline by an amount greater than the premium received. The premium which a Portfolio receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to that market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

A Portfolio may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised.

PURCHASING PUT AND CALL OPTIONS. A Portfolio may purchase put options on securities to protect its holdings against a substantial decline in market value. The purchase of put options on securities will enable a Portfolio to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, a Portfolio will continue to receive interest or dividend income on the security. A Portfolio may also purchase call options on securities to protect against substantial increases in prices of securities that the Portfolio intend to purchase pending its ability to invest in an orderly manner in those securities. A Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction cost paid on the put or call option which was bought.

SECURITIES INDEX OPTIONS. A Portfolio may write covered put and call options and purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Portfolio's securities or securities it intends to purchase. A Portfolio will only write "covered" options. A call option on a securities index is considered covered, for example, if, so long as the Portfolio is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of the Adviser, expected to replicate substantially the movement of the index or indexes upon which the options written by the Portfolio are based. A put on a securities index written by a Portfolio will be considered covered if, so long as it is obligated as the writer of the put, the Portfolio segregates with its custodian cash or other liquid obligations having a value equal to or greater than the exercise price of the option. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier." A securities index fluctuates with changes in the market value of the securities so included. For example, some securities index options are based on a broad market index such as the S&P 500 or the NYSE Composite Index, or a narrower market index such as the S&P 100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

OVER-THE-COUNTER OPTIONS. A Portfolio may enter into contracts with primary dealers with whom it may write over-the-counter options. Such contracts will provide that the Portfolio has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by a Portfolio for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount the option is "in-the-money"). The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." Such Portfolio has established standards of creditworthiness for these primary dealers, although the Portfolio may still be subject to the risk that firms participating in such transactions will fail to meet their obligations. In instances in which a Portfolio has entered into agreements with respect to the over-the-counter options it has written, and such agreements would enable the Portfolio to have an absolute right to repurchase at a pre-established formula price the over-the-counter option written by it, the Portfolio would treat as illiquid only securities equal in amount to the formula price described above less the amount by which the option is "in-the-money," i.e., the amount by which the price of the option exceeds the exercise price.

For information concerning the risks associated with utilizing options and futures contracts, please see "Risks of Transactions in Futures Contracts and Options" below.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND OPTIONS

FUTURES. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, market trends or interest rate trends. There are several risks in connection with the use by a Portfolio of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. The Advisers will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the Portfolio's underlying instruments sought to be hedged.

Successful use of futures contracts by a Portfolio for hedging purposes is also subject to the Portfolio's ability to correctly predict movements in the direction of the market. It is possible that, when a Portfolio has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in that Portfolio's portfolio might decline. If this were to occur, the Portfolio would lose money on the futures and also would experience a decline in value in its underlying instruments.

Positions in futures contracts may be closed out only on an exchange or a board of trade which provides the market for such futures. Although a Portfolio intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there is no guarantee that such will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin. However, in the event futures positions are used to hedge portfolio securities, the securities will not be sold until the futures positions can be liquidated. In such circumstances, an increase in the price of securities, if any, may partially or completely offset losses on the futures contracts. Further, the counterparty to a futures contract could default.

OPTIONS. A closing purchase transaction for exchange-traded options may be made only on a national securities exchange. There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options, such as over-the-counter options, no secondary market on an exchange may exist. If a Portfolio is unable to effect a closing purchase transaction, that Portfolio will not sell the underlying security until the option expires or the Portfolio delivers the underlying security upon exercise.

Options traded in the over-the-counter market may not be as actively traded as those on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter. The Portfolio will engage in such transactions only with firms of sufficient credit so as to minimize these risks. Such options and the securities used as "cover" for such options may be considered illiquid securities.

The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by a Portfolio will not exactly match the composition of the securities indexes on which options are written. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by a Portfolio in purchasing an option will be lost if the changes (increase in the case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option.

An exchange may establish limitations governing the maximum number of calls and puts in each class (whether or not covered) which may be written by a single investor or group of investors acting in concert (regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). It is possible that the Portfolio and clients advised by the Adviser or the applicable Sub-Adviser may constitute such a group. An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions. These position limits may limit the number of options which a Portfolio can write on a particular security.

INVESTMENT COMPANY SHARES


Investment company shares that each Portfolio may invest in are limited to shares of money market mutual funds, except as set forth under "Investment Limitations" below. Since such mutual funds pay management fees and other expenses, shareholders of the Portfolios would indirectly pay both Portfolio expenses and the expenses of underlying funds with respect to Portfolio assets invested therein. Applicable regulations prohibit a Portfolio from acquiring the securities of other investment companies that are not "part of the same group of investment companies" if, as a result of such acquisition; (i) the Portfolio owns more than 3% of the total voting stock of the company; (ii) more than 5% of the Portfolio's total assets are invested in securities of any one investment company; or (iii) more than 10% of the total assets of the Portfolio are invested in securities (other than treasury stock) issued by all investment companies.


ILLIQUID INVESTMENTS

Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business within seven (7) days at approximately the prices at which they are valued. Under the supervision of the Board of Directors, the Adviser or Sub-Advisers determine the liquidity of the Fund's investments and, through reports from the Adviser or Sub-Advisers, the Board monitors investments in illiquid instruments. In determining the liquidity of a Portfolio's investments, the Adviser or Sub-Advisers may consider various factors including: (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the market place for trades (including the ability to assign or offset a Portfolio's rights and obligations relating to the investment). Investments currently considered by a Portfolio to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and non-government stripped fixed-rate mortgage backed securities. Also, the Adviser or Sub-Advisers may determine some government-stripped fixed-rate mortgage backed securities, loans and other direct debt instruments, and swap agreements to be illiquid. However, with respect to over-the-counter options a Portfolio writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement a Portfolio may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Directors. If, through a change in values, net assets or other circumstances, a Portfolio was in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

RESTRICTED SECURITIES


Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended (the "1933 Act"), or in a registered public offering. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time a Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Portfolio might obtain a less favorable price than prevailed when it decided to seek registration of the security. Moreover, investing in Rule 144A securities (i.e., securities that qualify for resale under Rule 144A under the Securities Act of 1933) would have the effect of increasing the level of a Portfolio's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Also, restricted securities may be difficult to value because market quotations may not be readily available. Each Fund other than Cash Reserves limits the amount of total assets it invests in restricted securities to 15%. The Cash Reserves Fund limits the amount of total assets it invests in restricted securities to 10%.


FOREIGN CURRENCY TRANSACTIONS

A Portfolio may hold foreign currency deposits from time to time, and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged. Currencies may be exchanged on a spot (i.e., cash) basis, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Forward contracts generally are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

A Portfolio may use currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Portfolios.

In connection with purchases and sales of securities denominated in foreign currencies, a Portfolio may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Adviser or the applicable Sub-Advisers may enter into settlement hedges in the normal course of managing the Portfolio's foreign investments. A Portfolio may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Adviser or the applicable Sub-Adviser.

A Portfolio may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Portfolio owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Portfolio could also hedge the position by selling another currency expected to perform similarly to the pound sterling - for example, by entering into a forward contract to sell Deutschemark or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Under certain conditions, guidelines of the Securities Exchange Commission ("SEC") require mutual funds to set aside appropriate liquid assets in a segregated account to cover currency forward contracts. As required by SEC guidelines, each Portfolio will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. A Portfolio will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

Successful use of forward currency contracts will depend on the skill of the Adviser or the applicable Sub-Adviser in analyzing and predicting currency values. Forward contracts may substantially change a Portfolio's investment exposure to changes in currency exchange rates, and could result in losses to a Portfolio if currencies do not perform as the Adviser or the applicable Sub-Adviser anticipates. For example, if a currency's value rose at a time when the Adviser or Sub-Adviser had hedged a Portfolio by selling that currency in exchange for dollars, a Portfolio would be unable to participate in the currency's appreciation. If the Adviser or a Sub-Adviser hedges a Portfolio's currency exposure through proxy hedges, the Portfolio could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the Adviser or the applicable Sub-Adviser increases a Portfolio's exposure to a foreign currency and that currency's value declines, the Portfolio will realize a loss. There is no assurance that the use of forward currency contracts by the Adviser or the Sub-Advisers will be advantageous to a Portfolio or that it will hedge at an appropriate time.

AMERICAN DEPOSITARY RECEIPTS ("ADRS"), EUROPEAN DEPOSITORY RECEIPTS ("EDRS") AND GLOBAL DEPOSITARY RECEIPTS ("GDRS")

ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. EDRs are receipts issued by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of the underlying foreign securities. GDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, EDRs, GDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

BANKERS' ACCEPTANCE

A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to7 furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATE OF DEPOSIT

A negotiable interest bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit generally carry penalties for early withdrawal.

COMMERCIAL PAPER

The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues typically vary from a few days to nine months.

CONVERTIBLE SECURITIES

Securities such as rights, bonds, notes and preferred stocks which are convertible into or exchangeable for common stocks. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, a Portfolio's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

DEMAND INSTRUMENTS

Certain instruments may involve a conditional or unconditional demand feature which permits the holder to demand payment of the principal amount of the instrument. Demand instruments may include variable amount master demand notes.

MORTGAGE-BACKED SECURITIES

Securities that include interests in pools of lower-rated debt securities, or consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved. Some securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk.

RECEIPTS

Separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian bank holds the interest and principal payments for the benefit of the registered owners of the receipts. The custodian bank arranges for the issuance of the receipts evidencing ownership and maintains the register.

TIME DEPOSIT

A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

U.S. GOVERNMENT AGENCY OBLIGATIONS

Certain Federal agencies such as the Government National Mortgage Association ("GNMA") have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. Securities issued by these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies' right to borrow from the Treasury. The securities issued by other agencies are supported only by the credit of the instrumentality (e.g., Tennessee Valley Authority securities).

U.S. GOVERNMENT SECURITIES

Bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States.

U.S. TREASURY OBLIGATIONS

Bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). Under the STRIPS program, a Portfolio will be able to have its beneficial ownership of securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities. When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the securities that the Treasury sells itself. Other facilities are available to facilitate the transfer of ownership of non-Treasury securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on such securities through a book-entry record-keeping system.

VARIABLE AND FLOATING RATE INSTRUMENTS

Certain of the obligations purchased by a Portfolio may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

WARRANTS

Instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

When-issued and delayed-delivery securities are securities subject to settlement on a future date. For fixed income securities, the interest rate realized on when-issued or delayed-delivery securities is fixed as of the purchase date and no interest accrues to a Portfolio before settlement. These securities are subject to market fluctuation due to changes in market interest rates and will have the effect of leveraging a Portfolio's assets. The Portfolios are permitted to invest in forward commitments or when-issued securities where such purchases are for investment and not for leveraging purposes. One or more segregated accounts will be established with the Custodian, and the Portfolios will maintain liquid assets in such accounts in an amount at least equal in value to each Portfolio's commitments to purchase when-issued securities. Only the Small Cap Value, Mid-Cap Value and Large Cap Value Funds are permitted to invest in these securities. These Funds use segregated accounts to offset leverage risk.

SMALL AND MEDIUM CAPITALIZATION STOCKS

Investments in common stocks in general are subject to market risks that may cause their prices to fluctuate over time. Therefore, an investment in each Portfolio (other than the Cash Reserves Fund) may be more suitable for long-term investors who can bear the risk of these fluctuations. The Emerging Growth Fund, Limited Fund, New Opportunities Fund, Small Cap Value Fund and Strategic Small Company Fund invest extensively in small capitalization companies. The Mid-Cap Value Fund invests extensively in medium capitalization companies. In certain cases, the Growth Fund, Core Growth Fund, Select Equity Fund, Focused Value Fund, Technology & Communications Fund and Global Technology & Communications Fund invest in securities of issuers with small or medium market capitalizations. While the Adviser and Value Investors intend to invest in small and medium capitalization companies that have strong balance sheets and favorable business prospects, any investment in small and medium capitalization companies involves greater risk and price volatility than that customarily associated with investments in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium capitalization companies are often traded in the over-the-counter market, and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

OVER-THE-COUNTER MARKET

Each Portfolio (except the Cash Reserves Fund) may invest in over-the-counter stocks. In contrast to the securities exchanges, the over-the-counter market is not a centralized facility which limits trading activity to securities of companies which initially satisfy certain defined standards. Generally, the volume of trading in an unlisted or over-the-counter common stock is less than the volume of trading in a listed stock. This means that the depth of market liquidity of some stocks in which each Portfolio invests may not be as great as that of other securities and, if the Portfolios were to dispose of such a stock, they might have to offer the shares at a discount from recent prices, or sell the shares in small lots over an extended period of time.

FOREIGN SECURITIES AND EMERGING MARKETS

Each of the Portfolios may invest in foreign securities. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital and currencies. Foreign issuers may also be subject to less government regulation than U.S. companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a Portfolio's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

The International Fund and Global Technology & Communications Fund's investments in emerging markets may be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to any emerging country, there may be greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of the International Fund and Global Technology & Communications Fund's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in the courts of such countries. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

INVESTMENTS IN TECHNOLOGY COMPANIES

Each Portfolio (except the Cash Reserves Fund) may invest in equity securities of technology companies. Such securities have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. The Technology & Communications Fund and Global Technology & Communications Fund are non-diversified, which means they will invest a higher percentage of their assets in a limited number of technology stocks. As a result, the price change of a single security, positive or negative, will have a greater impact on each Fund's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund. In addition, the Technology & Communications Fund and Global Technology & Communications Fund are concentrated, which means they will invest 25% or more of their total assets in one or more of the industries within the technology and communications sectors. Many of these industries share common characteristics. Therefore, an event or issue affecting one such industry may have a significant impact on these other, related industries and, thus, may affect the value of the Technology & Communications Fund and Global Technology & Communications Fund's investments in technology companies. For example, the technology companies in which the Technology & Communications Fund and Global Technology & Communications Fund invest may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental law, regulation or adversely affected by governmental policies.

EUROPEAN ECONOMIC AND MONETARY UNION

Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU"). The EMU adopted the "euro" as a common currency on January 1, 1999 and subordinated the national currencies of each country until such time as the national currencies are phased out entirely. The euro could adversely affect the value of securities held by the Portfolio because as the euro is implemented as the common currency, there may be changes in the relative value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. In addition, the introduction of the euro may affect the fiscal and monetary levels of participating EMU countries and may also increase price competition among business firms within EMU countries and between businesses in EMU and non-EMU countries. These uncertainties raise the possibility of increased volatility in the financial markets of the affected countries.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

Each Portfolio has adopted certain investment restrictions which, in addition to those restrictions in the Prospectus, are fundamental and may not be changed without approval by a majority vote of the Portfolio's shareholders. Such majority is defined in the 1940 Act as the lesser of (i) 67% or more of the voting securities of the Portfolio present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the Portfolio.

PBHG Growth Fund

The PBHG Growth Fund may not:

1. Make loans, except that the Portfolio, in accordance with its investment objective and policies, may (i) purchase debt instruments, and (ii) enter into repurchase agreements, provided that the Portfolio will not make any investment in repurchase agreements maturing in more than seven days if such investments, together with any other illiquid securities held by the Portfolio, would exceed 15% of the value of its net assets.

2. Act as an underwriter of securities of other issuers, except as it may be deemed an underwriter under the 1933 Act in connection with the sale of portfolio securities.

3. Purchase or sell commodities or commodity contracts, except that the Portfolio, in accordance with its investment objective and policies, may enter into futures contracts and options thereon.

4. Purchase or sell real estate, or real estate investment partnerships.

5. Issue senior securities (as defined in the 1940 Act) except as permitted in connection with the Portfolio's policies on borrowing and pledging, or as permitted by rule, regulation or order of the SEC.

6. Purchase more than 10% of the voting securities of any one issuer or purchase securities of any one issuer if, at the time of purchase, more than 5% of its total assets will be invested in that issuer, except with respect to the Portfolio, up to 25% of its assets may be invested without regard to these limits.

7. Pledge any of its assets, except that the Portfolio may pledge assets having a value of not more than 10% of its total assets in order to (i) secure permitted borrowings, or (ii) as may be necessary in connection with the Portfolio's use of options and futures contracts.

8. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

9. Invest in interests in oil, gas or other mineral exploration or development programs.

10. Purchase or write puts, calls or combinations thereof, except that the Portfolio may invest in and commit its assets to writing and purchasing only put and call options that are listed on a national securities exchange and issued by the Options Clearing Corporation to the extent permitted by the Prospectus and this Statement of Additional Information. In order to comply with the securities laws of several states, the Portfolio (as a matter of operating policy) will not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering call options or subject to put options for that Portfolio exceeds 25% of the market value of that Portfolio's net assets.

11. Invest 25% or more of its total assets at the time of purchase in securities of issuers (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations) whose principal business activities are in the same industry. For purposes of this investment limitation, state and municipal governments and their agencies and authorities are not deemed to be industries; utility companies will be divided according to their services (e.g., gas, gas transmission, electric, electric and gas, and telephone) and financial service companies will be classified according to end use of their service (e.g., automobile finance, bank finance, and diversified finance).

12. Borrow money (other than pursuant to reverse repurchase agreements) except for temporary or emergency purposes and then only in amounts up to 33 1/3% of the total assets of the PBHG Growth Fund. The temporary borrowing will include, for example, borrowing to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur, to facilitate the settlement of securities transactions, and is not for investment purposes. All borrowings in excess of 5% of the Portfolio's total assets will be repaid before making additional investments.

PBHG Emerging Growth Fund, PBHG Large Cap Growth Fund, PBHG Select Equity Fund, PBHG Core Growth Fund, PBHG Limited Fund, PBHG Large Cap 20 Fund, PBHG Large Cap Value Fund, PBHG Mid-Cap Value Fund, PBHG Small Cap Value Fund, PBHG International Fund, PBHG Cash Reserves Fund, PBHG Technology & Communications Fund, PBHG Strategic Small Company Fund, PBHG Global Technology & Communications Fund.

Each of the foregoing Portfolios may not:

1. Make loans, except that each Portfolio, in accordance with that Portfolio's investment objectives and policies, may (i) purchase or hold debt instruments, and (ii) enter into repurchase agreements. In addition, the PBHG Limited Fund, the PBHG Large Cap 20 Fund, the PBHG Large Cap Value Fund, the PBHG Mid-Cap Value Fund, the PBHG Small Cap Value Fund, the PBHG International Fund, PBHG Strategic Small Company Fund and the PBHG Global Technology & Communications Fund may each lend its portfolio securities in an amount not exceeding one-third the value of its total assets.

2. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter under the 1933 Act in connection with the purchase and sale of portfolio securities.

3. Purchase or sell commodities or commodity contracts, except that a Portfolio, in accordance with its objectives and policies, may: (i) invest in readily marketable securities of issuers which invest or engage in such activities; and
(ii) enter into futures contracts and options thereon.

4. Purchase or sell real estate or real estate partnership interests, except that this limitation shall not prevent a Portfolio from investing directly or indirectly in readily marketable securities of issuers which can invest in real estate, institutions that issue mortgages, or real estate investment trusts that deal with real estate or interests therein.

5. Issue senior securities (as defined in the 1940 Act) except as permitted in connection with the Portfolio's policies on borrowing and pledging, or as permitted by rule, regulation or order of the SEC.

6. Purchase more than 10% of the voting securities of any one issuer or purchase securities of any one issuer if, at the time of purchase, more than 5% of its total assets will be invested in that issuer, except with respect to the Portfolio, up to 25% of its assets may be invested without regard to these limits. This limitation does not apply to the PBHG Large Cap 20 Fund, the PBHG Technology & Communications Fund, PBHG Global Technology & Communications Fund or the PBHG Cash Reserves Fund.

In addition, for purposes of this investment limitation, the term "issuer" does not include obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collaterlaized by such obligations.

7. Invest 25% or more of its total assets at the time of purchase in securities of one or more issuers (other than obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements collateralized by such obligations) whose principal business activities are in the same industry. For purposes of this limitation, supranational organizations are deemed to be issuers conducting their principal business activities in the same industry; state and municipal governments and their agencies and authorities are not deemed to be industries; utility companies will be divided according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry; and financial service companies will be classified according to the end users of their services (e.g. automobile finance, bank finance and diversified finance).

With respect to the PBHG Technology & Communications Fund and the PBHG Global Technology & Communications Fund, up to 50% of the Fund's assets may be invested without regard to these limits.

8. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of total assets (except not exceeding 33 1/3% of the value of total assets with respect to the PBHG Mid-Cap Value Fund and the PBHG Small Cap Value Fund). This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings in excess of 5% of the Portfolio's total assets will be repaid before making investments.

9. Invest in companies for the purpose of exercising control.

10. Pledge, mortgage or hypothecate assets, except: (i) to secure temporary borrowings permitted by each Portfolio's limitation on permitted borrowings; or
(ii) in connection with permitted transactions regarding options and futures contracts and, except for the PBHG Mid-Cap Value Fund and the PBHG Small Cap Value Fund, in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the occurrence of such pledge, mortgage or hypothecation.

11. Make short sales of securities, maintain a short position or purchase securities on margin, except that each Portfolio may: (i) obtain short-term credits as necessary for the clearance of security transactions; and (ii) establish margin accounts as may be necessary in connection with the Portfolio's use of options and futures contracts.

12. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

13. Invest in interests in oil, gas or other mineral exploration or development programs and, except for the PBHG Mid-Cap Value Fund and the PBHG Small Cap Value Fund, invest in oil, gas or mineral leases.


PBHG Focused Value Fund and PBHG New Opportunities Fund

Each of the foregoing Portfolios may not:

1. Make loans except that each such Portfolio, in accordance with its investment objective and policies, may (i) purchase debt obligations, (ii) enter into repurchase agreements and (iii) lend its portfolio securities.

2. Act as an underwriter of securities of other issuers, except as it may be deemed to be an underwriter under the 1933 Act in connection with the purchase and sale of portfolio securities.

3. Purchase or sell commodities or commodity contracts, except that each such Portfolio, in accordance with its investment objective and policies, may: (i) invest in readily marketable securities of issuers which invest or engage in such activities; and (ii) enter into forward contracts, futures contracts and options thereon.

4. Purchase or sell real estate, or real estate partnership interests, except that this limitation shall not prevent any such Portfolio from investing directly or indirectly in readily marketable securities of issuers which can invest in real estate, institutions that issue mortgages, or real estate investment trusts which deal with real estate or interests therein.

5. Issue senior securities (as defined in the 1940 Act) except as permitted in connection with the Portfolio's policies on borrowing and pledging, or as permitted by rule, regulation or order of the SEC.

6. Purchase more than 10% of the voting securities of any one issuer or purchase securities of any one issuer if, at the time of purchase, more than 5% of its total assets will be invested in that issuer, except that up to 25% of its assets may be invested without regard to these limits.

This limitation does not apply to the PBHG Focused Value Fund. For purposes of this investment limitation, the term "issuer" does not include obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations.

7. Invest 25% or more of its total assets at the time of purchase in securities of issuers (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations) whose principal business activities are in the same industry. For purposes of this investment limitation, state and municipal governments and their agencies and authorities are not deemed to be industries; utility companies will be divided according to their services (e.g., gas, gas transmission, electric, electric and gas, and telephone) and financial service companies will be classified according to end use of their service (e.g., automobile finance, bank finance, and diversified finance).

8. Borrow money (other than pursuant to reverse repurchase agreements) except for temporary or emergency purposes and then only in amounts up to 33 1/3% of the total assets of the PBHG Focused Value Fund and the PBHG New Opportunities Fund. The temporary borrowing will include, for example, borrowing to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur, to facilitate the settlement of securities transactions, and is not for investment purposes. All borrowings in excess of 5% of a Portfolio's total assets will be repaid before making additional investments.

The foregoing percentages will apply at the time of each purchase of a security (except with respect to borrowings in excess of limitation 8 above which will be reduced consistent with the requirements of Section 18(f) of the 1940 Act).

NON-FUNDAMENTAL POLICIES

In addition to the foregoing, and the policies set forth in each Portfolio's Prospectus, each Portfolio has adopted additional investment restrictions which may be amended by the Board of Directors without a vote of shareholders.

The PBHG Growth Fund may not:

1. Invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the its net assets. This limitation does not include any Rule 144A restricted security that has been determined by, or pursuant to procedures established by, the Board, based on trading markets for such security, to be liquid.

2. Invest in the securities of foreign issuers if, at the time of acquisition, more than 15% of the value of the Portfolio's total assets would be invested in such securities.

3. Make short sales or purchase securities on margin; but it may obtain such short-term credits as are necessary for the clearance of purchases and sales of securities.

PBHG Large Cap Growth Fund and PBHG Select Equity Fund, PBHG Core Growth Fund, PBHG Limited Fund, PBHG Large Cap 20 Fund, PBHG Large Cap Value Fund, PBHG Mid-cap Value Fund, PBHG Small Cap Value Fund, PBHG International Fund, PBHG Cash Reserves Fund, PBHG Technology & Communications Fund, PBHG Strategic Small Company Fund, PBHG Global Technology & Communications Fund.

Each of the foregoing Portfolios may not:

1. Invest in illiquid securities in an amount exceeding, in the aggregate, 15% of its net assets (except not exceeding 10% of the value of net assets with respect to the PBHG Cash Reserves Fund). This limitation does not include any Rule 144A restricted security that has been determined by, or pursuant to procedures established by, the Board of Directors, based on trading markets for such security, to be liquid.

2. Purchase puts, calls, straddles, spreads, and any combination thereof, except to the extent permitted by the 1940 Act or the rules or regulations thereunder.

The foregoing percentages will apply at the time of each purchase of a security.

PBHG Focused Value Fund and PBHG New Opportunities Fund

Each of the foregoing Portfolios may not:

1. Pledge more than 10% of it's total assets, except that each such Portfolio may pledge assets to the extent permitted by the 1940 Act in order to (i) secure permitted borrowings or (ii) as may be necessary in connection with the Portfolio's use of options and futures contracts.

2. Purchase or hold the securities of an issuer if, at the time thereof, any such purchase or holding would cause more than 15% of the Portfolio's net assets to be invested in illiquid securities. This limitation does not include any Rule 144A security that has been determined by, or pursuant to procedures established by, the Board, based on trading markets for such security, to be liquid.

3. Purchase or sell puts, calls, straddles, spreads, and any combination thereof except that each such Portfolio may, in accordance with its investment objective and policies, write covered call options with respect to all of its portfolio securities, write covered put options and enter into closing purchase transactions with respect to such options, engage in put and call option transactions and engage in interest rate and stock index futures contracts and related options transactions.

4. Purchase securities of open-end or closed-end investment companies, except to the extent permitted by the 1940 Act.

5. Invest in companies for the purpose of exercising control.

6. Purchase securities on margin, except that each such Portfolio may: (i) obtain short-term credits as necessary for the clearance of security transactions; and (ii) establish margin accounts as may be necessary in connection with the Fund's use of options and futures contracts.

7. Invest in interests in oil, gas or other mineral leases, exploration or development programs, except that this shall not prevent a Portfolio from investing in readily marketable securities of issuers that invest or engage in oil, gas or other mineral leases, exploration or development programs or issuers secured by interest in such activities.

The foregoing percentages will apply at the time of each purchase of a security (except with respect to the limitation on investments in illiquid securities).

SENIOR SECURITIES

The term ""senior security", as defined in Section 18(g) of the Investment Company Act of 1940, means any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends; and "senior security representing indebtedness" means any senior security other than stock.

The term "senior security" shall not include any promissory note or other evidence of indebtedness issued in consideration of any loan, extension, or renewal thereof, made by a bank or other person and privately arranged, and not intended to be publicly distributed; nor shall such term include any such promissory note or other evidence of indebtedness in any case where such a loan is for temporary purposes only and in an amount not exceeding 5 percent of the value of the total assets of the issuer at the time when the loan is made. A loan shall be presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed; otherwise it shall be presumed not to be for temporary purposes. Any such presumption may be rebutted by evidence.

TEMPORARY DEFENSIVE POSITIONS

Under normal market conditions, each Portfolio expects to be fully invested in its primary investments, as described above. However, for temporary defensive purposes, when the Adviser or a sub-adviser, as appropriate, determines that market conditions warrant, each Portfolio may invest up to 100% of its assets in cash and money market instruments (consisting of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; certificates of deposit, time deposits and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as stated on their most recently published financial statements; commercial paper rated in one of the two highest rating categories by at least one NRSRO; repurchase agreements involving such securities; and, to the extent permitted by applicable law and each Portfolio's investment restrictions, shares of other investment companies investing solely in money market securities). To the extent a Portfolio is invested in temporary defensive instruments, it will not be pursuing its investment objective.

PORTFOLIO TURNOVER


Portfolio turnover will tend to rise during periods of economic turbulence and decline during periods of stable growth. A higher turnover rate (100% or more) increases transaction costs (e.g., brokerage commissions) and increases realized gains and losses. The portfolio turnover rate for the fiscal year or period ended March 31, 2000 for each of the Portfolios, other than the Global Technology & Communications Fund which had not yet commenced operations, is specified in the Financial Highlights table. High rates of portfolio turnover necessarily result in correspondingly greater brokerage and portfolio trading costs, which are paid by the Portfolio. Trading in fixed-income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. In addition to portfolio trading costs, higher rates of portfolio turnover may result in the realization of capital gains. To the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.


The Large Cap Growth, New Opportunities, Select Equity, Core Growth, Large Cap 20 and Large Cap Value Funds experienced increased turnover in fiscal year 2000 as compared to the prior periods. This increase in turnover occurred primarily for three reasons. First, because of the market's volatility in 1999, particularly in the fourth quarter, the portfolio managers were able to employ a strategy of selling into strength and buying into weakness more often than in a typical year with less volatility. Second, macro economic changes caused some companies to have different intrinsic values than they had in more favorable market conditions. The portfolio managers responded by re-allocating the Fund's assets in light of the changed economic conditions. Third, the portfolio manager changes in the Large Cap Value, Core Growth, Large Cap 20, Large Cap Growth and Select Equity Fund's resulted in certain turnover by the new portfolio managers.

                       DIRECTORS AND OFFICERS OF THE FUND

The management and affairs of the Fund are supervised by the Directors under the laws of the State of Maryland. The Directors have approved contracts under which, as described above, certain companies provide essential management services to the Fund. The Directors and executive officers of the Fund and the principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Each Director serves as a Director and each officer serves as an officer in a similar capacity for The PBHG Insurance Series Fund, Inc., a registered investment company advised by the Adviser.

====================================================================================================================================
Name, Address, and Age     Position Held with the Fund    Principal Occupation(s) During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
John R. Bartholdson,       Director                       Chief Financial Officer and Director, the Triumph Group, Inc.
1255 Drummers Lane, Suite                                 (manufacturing) since 1992.
200, Wayne, PA 19087
(55)
------------------------------------------------------------------------------------------------------------------------------------
Harold J. Baxter*,         Chairman of the Board and      Chairman, Chief Executive Officer and Director, the Adviser since 1982.
825 Duportail Road,        Director                       Trustee, the Administrator since May 1996.  Chairman, Chief Executive
Wayne, PA 19087,                                          Officer and Director, Value Investors, since June 1996.  Trustee, PBHG
(53)                                                      Fund Distributors since January 1998.  Director, UAM since 1996.
------------------------------------------------------------------------------------------------------------------------------------
Jettie M. Edwards,         Director                       Conultant, Syrus Associates since 1986.  Trustee, Provident Investment
76 Seaview Drive,                                         Counsel Trust (investment company) since 1992.   Trustee, EQ Advisors
Santa Barbara,                                            Trust (investment company) since 1997.
California 93108,
(53)
------------------------------------------------------------------------------------------------------------------------------------
Albert A. Miller,          Director                       Principal and Treasurer, JK Equipment Exporters since 1995.  Senior Vice
7 Jennifer Drive,                                         President, Cherry & Webb, CWT Specialty Stores since 1995, Advisor and
Holmdel, New Jersey                                       Secretary, the Underwoman Shoppes Inc. (retail clothing stores) since
07733,                                                    1980.  Merchandising Group Vice President, R.H. Macy & Co., 1958-1995
(65)                                                      (retired).
------------------------------------------------------------------------------------------------------------------------------------
Gary L. Pilgrim,           President                      President, Chief Investment Officer and Director, the Adviser since 1982.
825 Duportail Road,                                       Trustee, the Administrator since May 1996.  President and Director, Value
Wayne, PA 19087,                                          Investors since June 1996.
(59)
------------------------------------------------------------------------------------------------------------------------------------
Lee T. Cummings            Treasurer, Chief Financial     Director of Mutual Fund Operations, the Adviser since 1996.  Treasurer,
825 Duportail Road,        Officer, Controller            the Administrator since May 1996.  President, the Distributor since
Wayne, PA 19087,                                          December 1998. Investment Accounting Officer, Delaware Group of Funds,
(36)                                                      1994-1996.  Vice President, Fund/Plan Services, Inc., 1992-1994
------------------------------------------------------------------------------------------------------------------------------------


24

------------------------------------------------------------------------------------------------------------------------------------
Matthew R. DiClemente      Assistant Secretary            Legal Assistant, the Adviser since 1998.Fund Accountant, the Adviser,
825 Duportail Road,                                       1996-1998.  Fund Accountant, J.P. Morgan & Co., Inc., 1993-1996.
Wayne, PA 19087,
(30)
------------------------------------------------------------------------------------------------------------------------------------
John M. Zerr               Vice-President and Secretary   General Counsel and Secretary, the Adviser since November 1996.  General
825 Duportail Road,                                       Counsel and Secretary, Value Investors since November 1996.  General
Wayne, PA 19087,                                          Counsel and Secretary, the Administrator since January 1998.  General
(37)                                                      Counsel and Secretary, the Distributor since January 1998. Vice
                                                          President and Assistant Secretary, Delaware Management Company, Inc. and
                                                          the Delaware Group of Funds, 1995-1996.  Associate, Ballard Spahr Andrews
                                                          & Ingersoll (law firm), 1987-1995.
------------------------------------------------------------------------------------------------------------------------------------
Meghan M. Mahon            Vice-President and             Counsel, the Adviser since April 1998.  Assistant Vice President,
825 Duportail Road,        Assistant Secretary            Assistant Secretary and Counsel, Delaware Management Company Inc. and the
Wayne, PA 19087,                                          Delaware Group of Funds, 1997-1998.  Associate, Drinker Biddle & Reath,
(32)                                                      LLP (law firm) 1994-1997.  Associate, McAleese, McGoldrick & Susanin (law
                                                          firm) 1993-1994.
------------------------------------------------------------------------------------------------------------------------------------
James R. Foggo             Vice President and             Vice President and Assistant Secretary of the Sub-Administrator and the
One Freedom Valley Road    Assistant Secretary            Distributor since 1998.  Associate, Paul Weiss, Rifkind, Wharton &
Oaks, PA  19456                                           Garrison, 1998.  Associate, Baker & McKenzie, 1995-1998. Associate,
(36)                                                      Battle Fowler L.L.P., 1993-1995.
------------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto           Vice President and             Vice President and Assistant Secretary of SEI Investments Co. and a Vice
One Freedom Valley Road    Assistant Secretary            President and Assistant Secretary of SEI Investments Mutual Fund
Oaks, PA  19456                                           Services and SEI Investments Distribution Co. since November 1999.
(32)                                                      Associate at Dechert Price & Rhoads from 1997 to1999 and an Associate at
                                                          Richter, Miller & Finn from 1994 to 1997.
------------------------------------------------------------------------------------------------------------------------------------

Each current Director of the Company received the following compensation during the fiscal year ended March 31, 2000:

------------------------------------------------------------------------------------------------
                                         Pension or                        Total
                                         Retirement       Estimated        Compensation
                          Aggregate      Benefits         Annual           from Company
                          Compensation   Accrued as Part  Benefits         and Company
Name of Person,           from           of Company       Upon             Complex
Position                  Company        Expenses         Retirement       Paid to Directors
------------------------------------------------------------------------------------------------
John R. Bartholdson,
Director                  $48,000        N/A              N/A              $78,000 for services
                                                                           on two boards
------------------------------------------------------------------------------------------------
Harold J. Baxter,
Director*                 N/A            N/A              N/A              N/A
------------------------------------------------------------------------------------------------


25

------------------------------------------------------------------------------------------------
Jettie M. Edwards,
Director                  $48,000        N/A              N/A              $78,000 for services
                                                                           on two boards
------------------------------------------------------------------------------------------------
Albert A. Miller,
Director                  $48,000        N/A              N/A              $78,000 for services
                                                                           on two boards
------------------------------------------------------------------------------------------------

* Mr. Baxter is a Director who may be deemed to be an "interested person" of the Company, as that term is defined in the 1940 Act, and consequently will be receiving no compensation from the Company.


                             5% AND 25% SHAREHOLDERS

As of __________, the following persons were the only persons who were record owners (or to the knowledge of the Fund, beneficial owners) of 5% or more of the shares of the Portfolios. The Fund believes that most of the shares referred to below were held by the persons indicated in accounts for their fiduciary, agency or custodial clients. Persons owning of record or beneficially 25% or more of the outstanding share class of a Portfolio may be deemed to be a controlling person of that Portfolio for purposes of the 1940 Act.


PBHG EMERGING GROWTH FUND - PBHG CLASS

Fidelity Investments Institutional Operations Co                _____%
As agent for certain employer benefit plans
100 Magellan Way
Covington, KY 41015.1999

Putnam Fiduciary Trust Company                                  _____%
FBO TRW Employee Stock Ownership & Savings Plan
Putnam Investments DCPA-Location 40
PO Box 9740
Providence, RI 02940-9740

Charles Schwab & Co. Inc.                                       _____%
Reinvest Account
Attention Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp                                _____%
For the exclusive benefit of our customers
PO Box 3908
Church Street Station
New York, NY 10008-3908

Chase Manhattan Bank                                            _____%
New York State Deferred Compensation Plan
Attention Gladstone Stephenson
4 New York Plaza, Floor 2

New York, NY 10004-2413


PBHG CASH RESERVES FUND - PBHG CLASS

Donaldson Lufkin & Jenrette                                     _____%
Transfer Department 5th Floor
P.O. Box 2052
Jersey City, NJ  07303-2052

The Appalachain Trails LP                                       _____%
C/O CPTR
30 Tower Lane
Avon, CT  06001-4231

Harold J. Baxter & Christine E. Baxter JTTEN                    _____%
1054 S Leopard Road
Berwyn, PA 19312-2027

Investec Ernst & Company                                        _____%
088-22197-28
One Battery Park Plaza
New York, NY  10004-1405

Investec Ernst & Company                                        _____%
One Battery Park Plaza
New York, NY  10004-1405



PBHG GROWTH FUND - PBHG CLASS

Fidelity Investments Institutional Operations Co                _____%
As agent for certain employer benefit plans
100 Magellan Way
Covington, KY 41015-1999

Charles Schwab & Co. Inc.                                       _____%
Reinvest Account
Attention Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

Connecticut General Life Insurance 401K Plan M-110              _____%
350 Church Street
PO Box 2975
Hartford, CT 06104-2975

National Financial Services Corp                                _____%
For the exclusive benefit of our customers
PO Box 3908

Church Street Station
New York, NY 10008-3908


PBHG GROWTH FUND - ADVISOR CLASS

The Travelers Insurance Company                                 _____%
Attention: Roger Ferland
1 Tower Square
Hartford, CT 06183-0002

Wilmington Trust Company                                        _____%
FBO Allied Waste 401 (k) Plan
PO Box 8971
Wilmington, DE 19899-8971

PBHG INTERNATIONAL FUND - PBHG CLASS

Charles Schwab & Co. Inc.                                       _____%
Reinvest Account
Attention Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp                                _____%
For the exclusive benefit of our customers
1055 Franklin Ave Suite 100
Garden City, NY 11530-2903


PBHG LARGE CAP GROWTH FUND - PBHG CLASS

Charles Schwab & Co. Inc.                                       _____%
Reinvest Account
Attention Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp                                _____%
For the exclusive benefit of our customers
PO Box 3908
Church Street Station
New York, NY 10008-3908


PBHG SELECT EQUITY FUND - PBHG CLASS

National Financial Services Corp                                _____%
For the exclusive benefit of our customers
PO Box 3908
Church Street Station

New York, NY 10008-3908

Charles Schwab & Co. Inc.                                       _____%
Reinvest Account
Attention Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

National Investor Services Corp                                 _____%
For the exclusive benefit of our customers
55 Water Street 32nd Floor
New York, NY 10041-3299


PBHG TECHNOLOGY & COMMUNICATIONS FUND - PBHG CLASS

National Financial Services Corp                                _____%
For the exclusive benefit of our customers
PO Box 3908
Church Street Station
New York, NY 10008-3908

Charles Schwab & Co. Inc.                                       _____%
Reinvest Account
Attention Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122


PBHG CORE GROWTH FUND - PBHG CLASS

Charles Schwab & Co. Inc.                                       _____%
Reinvest Account
Attention Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp                                _____%
For the exclusive benefit of our customers
PO Box 3908
Church Street Station
New York, NY 10008-3908

National Investor Services Corp                                 _____%
For the exclusive benefit of our customers
55 Water Street 32nd Floor
New York, NY 10041-3299


PBHG LIMITED FUND - PBHG CLASS

Charles Schwab & Co. Inc.                                       _____%
Reinvest Account
Attention Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122


PBHG LARGE CAP 20 FUND - PBHG CLASS

Charles Schwab & Co. Inc.                                       _____%
Reinvest Account
Attention Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp                                _____%
For the exclusive benefit of our customers
PO Box 3908
Church Street Station
New York, NY 10008-3908


PBHG STRATEGIC SMALL COMPANY FUND - PBHG FUND

National Financial Services Corp                                _____%
For the exclusive benefit of our customers
PO Box 3908
Church Street Station
New York, NY 10008-3908

Charles Schwab & Co. Inc.                                       _____%
Reinvest Account
Attention Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

National Investor Services Corp                                 _____%
For the exclusive benefit of our customers
55 Water Street 32nd Floor
New York, NY 10041-3299


PBHG LARGE CAP VALUE FUND - PBHG CLASS

National Financial Services Corp                                _____%
For the exclusive benefit of our customers
PO Box 3908
Church Street Station
New York, NY 10008-3908

Charles Schwab & Co. Inc.                                       _____%

Reinvest Account
Attention Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

Bryce Douglas Investment Limited Partnership                    _____%
PO Box 672
Kimberton, PA 19447-0672

Donaldson Lufkin & Jenrette                                     _____%
Transfer Department 5th Floor
PO Box 2052
Jersey City, NJ 07303-2052


PBHG MID-CAP VALUE FUND - PBHG CLASS

Charles Schwab & Co. Inc.                                       _____%
Reinvest Account
Attention Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp                                _____%
For the exclusive benefit of our customers
PO Box 3908
Church Street Station
New York, NY 10008-3908

National Investor Services Corp                                 _____%
For the exclusive benefit of our customers
55 Water Street 32nd Floor
New York, NY 10041-3299

Donaldson Lufkin & Jenrette                                     _____%
Transfer Department 5th Floor
PO Box 2052
Jersey City, NJ 07303-2052


PBHG SMALL CAP VALUE FUND - PBHG CLASS

Northern Trust Co                                               _____%
FBO Arthur Anderson LLP US Profit Sharing and 401 (k) Trust
PO Box 92956
Chicago, IL 60675-2956

Charles Schwab & Co. Inc.                                       _____%
Reinvest Account
Attention Mutual Fund Department
101 Montgomery Street

San Francisco, CA 94104-4122

National Financial Services Corp                                ____%
For the exclusive benefit of our customers
PO Box 3908
Church Street Station
New York, NY 10008-3908


PBHG FOCUSED VALUE FUND - PBHG CLASS

Charles Schwab & Co. Inc.                                       _____%
Reinvest Account
Attention Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp                                _____%
For the exclusive benefit of our customers
PO Box 3908
Church Street Station
New York, NY 10008-3908

FTC & Company                                                   _____%
Attention Datalynx - House Account
PO Box 173736
Denver, Co 80217-3736


PBHG NEW OPPORTUNITIES FUND - PBHG CLASS

National Financial Services Corp                                _____%
For the exclusive benefit of our customers
PO Box 3908
Church Street Station
New York, NY 10008-3908

Charles Schwab & Co. Inc.                                       _____%
Reinvest Account
Attention Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122


PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND - PBHG CLASS

National Investor Services Corp                                 _____%
For the exclusive benefit of our customers
55 Water Street 32nd Floor
New York, NY 10041-3299

National Financial Services Corp                                _____%
For the exclusive benefit of our customers
PO Box 3908
Church Street Station
New York, NY 10008-3908

Charles Schwab & Co. Inc.                                       _____%
Reinvest Account
Attention Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

The Directors and Officers of the Fund collectively owned less than 1% of the outstanding shares of each portfolio at ________, except that the Directors and Officers collectively owned ______.


                                   THE ADVISER

The Fund and Pilgrim Baxter & Associates, Ltd. have entered into an advisory agreement with respect to each Portfolio (the "Advisory Agreement"). The Advisory Agreement provides certain limitations on the Adviser's liability, but also provides that the Adviser shall not be protected against any liability to the Fund or each of its Portfolios or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.


The sole shareholder of the Adviser is United Asset Management Corporation ("UAM"). UAM, in turn, is a wholly-owned subsidiary of Old Mutual plc ("Old Mutual"). Old Mutual is a United Kingdom-based financial services group. Old Mutual's corporate headquarters in the United States are located at One International Place, Boston, Massachusetts 02110. PBHG Fund Services, the Fund's Administrator, is a wholly owned subsidiary of the Adviser (See "The Administrator" for more detail on PBHG Fund Services). PBHG Fund Services also serves as administrator to PBHG Insurance Series Fund, Inc., an investment company also managed by the Adviser. The Adviser currently has discretionary management authority with respect to over $___ billion in assets. In addition to advising the Portfolios, the Adviser provides advisory services to pension and profit-sharing plans, charitable institutions, corporations, trusts and estates, and other investment companies. The principal business address of the Adviser is 825 Duportail Road, Wayne, Pennsylvania 19087.


The Advisory Agreement obligates the Adviser to: (i) provide a program of continuous investment management for the Fund in accordance with the Fund's investment objectives, policies and limitations; (ii) make investment decisions for the Fund; and (iii) place orders to purchase and sell securities for the Fund, subject to the supervision of the Board of Directors. The Advisory Agreement also requires the Adviser to pay its overhead and employee costs and the compensation and expenses of all its partners, officers and employees who serve as officers and executive employees of the Fund. The Advisory Agreement provides that the Adviser is not responsible for other expenses of operating the Fund (See the Prospectuses for a description of expenses borne by the Fund). From time to time, the Adviser or a company under common control with the Adviser may make payments to broker-dealers for the promotion of the sale of Fund shares or for their own company-sponsored sales programs.

The continuance of the Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Fund's Board of Directors or by vote of a majority of the Fund's outstanding voting securities and (ii) by the affirmative vote of a majority of the directors who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Advisory Agreement may be terminated (i) at any time without penalty by the Fund upon the vote of a majority of the directors or by vote of the majority of the Fund's outstanding voting securities upon 60 days' written notice to the Adviser or (ii) by the Adviser at any time without penalty upon 60 days' written notice to the Fund. The Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of: 0.85% of each of the Growth, Emerging Growth, Select Equity, Core Growth, Large Cap 20, Mid-Cap Value, Focused Value and Technology & Communications Funds' average daily net assets; 0.75% of the Large Cap Growth Fund's average daily net assets; 0.65% of the Large Cap Value Fund's average daily net assets; 1.00% of each of the Limited, New Opportunities, Small Cap Value, International and Strategic Small Company Funds' average daily net assets; 1.50% of the Global Technology & Communications Fund's average daily net assets; and 0.30% of the Cash Reserves Fund's average daily net assets. The investment advisory fees paid by certain of the Portfolios are higher than those paid by most investment companies, although the Adviser believes the fees to be comparable to those paid by investment companies with similar investment objectives and policies.


In the interest of limiting the expenses of the Portfolios during the current fiscal year, the Adviser has signed expense limitation contracts with the Fund ("Expense Limitation Agreements") pursuant to which, with respect to the PBHG Class and Adviser Class shares, the Adviser has agreed to waive or limit a portion of its fee and to assume other expenses in an amount necessary to limit total annual operating expenses (but excluding fees and expenses incurred under the Fund's Service Plan, if any, interest, taxes, brokerage commissions, and any expenditures that are capitalized in accordance with generally accepted accounting principles, and any extraordinary expenses not incurred in the ordinary course of the Portfolio's business) to not more than 1.50% of the average daily net assets of each of the Growth, Core Growth, Limited, New Opportunities, Large Cap 20, Large Cap Value, Mid-Cap Value, Small Cap Value, Focused Value and Strategic Small Company Funds, to not more than 2.15% of the average daily net assets of the PBHG Global Technology & Communications Fund and to not more than 2.25% of the average daily net assets of the PBHG Class shares of the International Fund. Reimbursement by the Portfolios of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreements may be made at a later date when the Portfolios have reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense rate of each Portfolio to exceed 1.50% (or 2.15% for the Global Technology & Communications Fund and 2.25% for the International Fund). Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than 1.50% (or 2.15% for the Global Technology & Communications Fund and 2.25% for the International Fund); and
(iii) the payment of such reimbursement was approved by the Board of Directors on a quarterly basis.

The Global Technology & Communications Fund had not commenced operations as of March 31, 2000. For the fiscal years and periods ended March 31, 1998, 1999, and 2000 each of the other Portfolios paid or waived the following advisory fees:



-----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO                                   FEES PAID                                       FEES WAIVED


34

-----------------------------------------------------------------------------------------------------------------------------
                                       1998           1999            2000         1998             1999            2000
-----------------------------------------------------------------------------------------------------------------------------
  PBHG Growth                      $47,429,208     $34,407,239     $32,748,339      $0               $0              $0
-----------------------------------------------------------------------------------------------------------------------------
  PBHG Emerging Growth             $12,965,521     $8,746,681      $7,263,497       $0               $0              $0
-----------------------------------------------------------------------------------------------------------------------------
  PBHG New Opportunities               *           $15,512(2)      $1,418,924       *                $1,340          $0
-----------------------------------------------------------------------------------------------------------------------------
  PBHG Large Cap Growth            $1,014,896      $1,056,270      $1,148,240       $0               $0              $0
-----------------------------------------------------------------------------------------------------------------------------
  PBHG Select Equity               $3,228,253      $2,394,153      $4,326,181       $0               $0              $0
-----------------------------------------------------------------------------------------------------------------------------
  PBHG Core Growth                 $2,095,945      $972,422        $941,429         $0               $0              $0
-----------------------------------------------------------------------------------------------------------------------------
  PBHG Limited                     $1,658,981      $1,399,136      $1,142,585       $0               $0              $0
-----------------------------------------------------------------------------------------------------------------------------
  PBHG Large Cap 20                $924,747        $3,317,545      $5,274,451       $0               $0              $0
-----------------------------------------------------------------------------------------------------------------------------
  PBHG Large Cap Value             $371,529        $459,033        $245,217         $0               $0              $0
-----------------------------------------------------------------------------------------------------------------------------
  PBHG Mid-Cap Value               $207,661(1)     $551,502        $364,163         $0               $0              $0
-----------------------------------------------------------------------------------------------------------------------------
  PBHG Small Cap Value             $501,946(1)     $1,023,869      $702,546         $0               $0              $57,833
-----------------------------------------------------------------------------------------------------------------------------
  PBHG Focused Value                   *           $2,796          $48,688          *                $2,796          $2,849
-----------------------------------------------------------------------------------------------------------------------------
  PBHG International               $210,622        $159,777        $116,700         $0               $0              $0
-----------------------------------------------------------------------------------------------------------------------------
  PBHG Cash Reserves               $559,846        $393,152        $582,869         $0               $0              $0
-----------------------------------------------------------------------------------------------------------------------------
  PBHG Technology & Communications $5,105,411      $3,440,370      $12,141,268      $0               $0               $0
-----------------------------------------------------------------------------------------------------------------------------
  PBHG Strategic Small Company     $1,029,083      $730,370        $537,130         $0               $27,500          $24,537
-----------------------------------------------------------------------------------------------------------------------------

*    Not in operation during the period.

(1) For the period from April 30, 1997 (commencement of operations) through March 31, 1998.

(2) For the period February 12, 1999 (commencement of operations) through March 31, 1999.


                                                 THE SUB-ADVISERS

PILGRIM BAXTER VALUE INVESTORS, INC.

The Fund, on behalf of each of the PBHG Large Cap Value Fund, PBHG Mid-Cap Value Fund, PBHG Small

Cap Value Fund, PBHG Focused Value Fund and PBHG Strategic Small Company Fund, and the Adviser have entered into sub-advisory agreements (each, a "Sub-Advisory Agreement") with Pilgrim Baxter Value Investors, Inc. ("Value Investors"), a wholly owned subsidiary of the Adviser. Each Sub-Advisory Agreement provides certain limitations on Value Investors' liability, but also provides that Value Investors shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Each Sub-Advisory Agreement obligates Value Investors to: (i) manage the investment operations of the relevant Portfolio and the composition of the Portfolio's investment portfolios, including the purchase, retention and disposition thereof in accordance with the Portfolio's investment objective, policies and limitations; (ii) provide supervision of the Portfolio's investments and to determine from time to time what investment and securities will be purchased, retained or sold by the Portfolio and what portion of the assets will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold by the Portfolio and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Portfolio's Prospectus or as the Board of Directors or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of each Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Fund's Board of Directors or by vote of a majority of the outstanding voting securities of the Portfolio and
(ii) by the affirmative vote of a majority of the Directors who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. Each Sub-Advisory Agreement may be terminated (i) by the Fund, without the payment of any penalty, by the vote of a majority of the Directors of the Fund or by the vote of a majority of the outstanding voting securities of the relevant Portfolio, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Value Investors at any time, without the payment of any penalty, on 90 days' written notice to the other parties. Each Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreements for the Large Cap Value, Mid-Cap Value, Small Cap Value, Focused Value and Strategic Small Company Funds, Value Investors is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of each Portfolio that is computed daily and paid monthly at annual rates of 0.40%, 0.50%, 0.65%, 0.85% and 0.30%, respectively.

MURRAY JOHNSTONE INTERNATIONAL LTD.

The Fund, on behalf of the PBHG International Fund, and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Murray Johnstone. The Sub-Advisory Agreement provides certain limitations on Murray Johnstone's liability, but also provides that Murray Johnstone shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from a breach of fiduciary duty with respect to the receipt of compensation for services thereunder.

The Sub-Advisory Agreement obligates Murray Johnstone to: (i) manage the investment operations of the PBHG International Fund and the composition of the Portfolio's portfolio, including the purchase, retention and disposition thereof in accordance with the Portfolio's investment objectives, policies and limitations; (ii) provide supervision of the Portfolio's investments and determine from time to time what investments and securities will be purchased, retained or sold by the Portfolio, and what portion of the assets will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold by the Portfolio and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Portfolio's Prospectus or as the Board of Directors or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Fund's Board of Directors or by vote of a majority of the Fund's outstanding voting securities and (ii) by the affirmative vote of a majority of the Directors who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated
(i) by the Portfolio at any time, without the payment of any penalty, by the vote of a majority of Directors of the Fund or by the vote of a majority of the outstanding voting securities of the Portfolio, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Murray Johnstone at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided pursuant to the Sub-Advisory Agreement, Murray Johnstone receives a fee from the Adviser at an annual rate of to 0.50% of the Portfolio's average daily net assets. Murray Johnstone receives no fees directly from the Portfolio.

WELLINGTON MANAGEMENT COMPANY, LLP

The Fund, on behalf of the PBHG Cash Reserves Fund, and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Wellington Management. The Sub-Advisory Agreement provides certain limitations on Wellington Management's liability, but also provides that Wellington Management shall not be protected against any liability to the Portfolio or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from a breach of fiduciary duty with respect to the receipt of compensation for services thereunder.

The Sub-Advisory Agreement obligates Wellington Management to: (i) manage the investment operations of the PBHG Cash Reserves Fund and the composition of the Portfolio's portfolio, including the purchase, retention and disposition thereof in accordance with the Portfolio's investment objectives, policies and restrictions; (ii) provide supervision of the Portfolio's investments and determine from time to time what investments and securities will be purchased, retained or sold by the Portfolio, and what portion of the assets will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold by the Portfolio and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Portfolio's Registration Statement or as the Board of Directors or the Adviser may direct from time to time, in conformity with federal securities laws.

The Sub-Advisory Agreement will continue in effect for a period of more than two years from the date thereof only so long as continuance is specifically approved at least annually in conformance with the 1940 Act; provided, however, that this Agreement may be terminated with respect to the Fund (i) by the Fund at any time, without the payment of any penalty, by the vote of a majority of Directors of the Fund or by the vote of a majority of the outstanding voting securities of the Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Wellington Management at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement shall terminate automatically and immediately in the event of its assignment as defined in the 1940 Act.

For the services provided and expenses incurred pursuant to the sub-advisory agreement, Wellington Management is entitled to receive from the Adviser a fee, computed daily and paid monthly, at the annual rate equal to 0.075% of the Portfolio's average daily net assets up to and including $500 million and 0.020% of the Portfolio's average daily net assets over $500 million, but subject to a minimum annual fee of $50,000.


                                 THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), One Freedom Valley Road, Oaks, PA 19456, a wholly owned subsidiary of SEI, and the Fund are parties to a distribution agreement (the "Distribution Agreement"). The Distributor does not receive any compensation for the distribution services it provides with respect to either class of shares.

Under the Distribution Agreement, the Distributor is contractually required to continuously distribute the securities of the Fund. The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Directors who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Fund upon not more than 60 days' written notice by either party or upon assignment by the Distributor.


The Fund has adopted a Service Plan pursuant to Rule 12b-1 under the 1940 Act to enable the Advisor Class shares of a Fund to directly and indirectly bear certain expenses relating to the distribution of such Shares. Pursuant to such Service Plan, the Fund shall be entitled to pay to financial intermediaries, plan fiduciaries, and investment professionals ("Service Providers") a shareholder servicing fee at the aggregate annual rate of up to 0.25% of such Portfolio's average daily net assets attributable to Advisor Class shares. The shareholder servicing fee is intended to compensate Service Providers for providing to shareholders or the underlying beneficial owners of Advisor Class shares: (i) personal support services; (ii) distribution assistance and distribution support services; and (iii) account maintenance services. In addition, insurance companies or their affiliates may be paid a shareholder servicing fee described for providing similar services to variable annuity or variable life insurance contract holders ("Contract Holders") or their participants for which such insurance companies are not otherwise compensated by Contract Holders or participants.


The Distributor shall prepare and deliver written reports to the Board of Directors of the Fund on a regular basis (at least quarterly) setting forth the payments made to Service Providers pursuant to the Service Plan, and the purposes for which such expenditures were made, as well as any supplemental reports as the Board of Directors may from time to time reasonably request.

Except to the extent that the Administrator, Sub-Administrator or Adviser may benefit through increased fees from an increase in the net assets of the Fund which may have resulted in part from the expenditures, no interested person of the Fund nor any Director of the Fund who is not an interested person of the Fund had a direct or indirect financial interest in the operation of the Service Plan or any related agreement.


No compensation was paid to the Distributor for distribution services for the fiscal years ended March 31,

1998, 1999 and 2000. Prior to the date of this Prospectus, only Advisor Class shares of the PBHG Growth Fund were offered. For the fiscal year ended March 31, 2000, $227,597 was paid to Service Providers pursuant to the Service Plan for the Advisor Class shares of the PBHG Growth Fund.



                     THE ADMINISTRATOR AND SUB-ADMINISTRATOR

The Fund and PBHG Fund Services (the "Administrator") entered into the Administrative Services Agreement (the "Administrative Agreement") on July 1, 1996 pursuant to which the Administrator oversees the administration of the Fund's and each Portfolio's business and affairs, including regulatory reporting and all necessary office space, equipment, personnel and facilities, as well as services performed by various third parties. The Administrator, a wholly-owned subsidiary of the Adviser, was organized as a Pennsylvania business trust and has its principal place of business at 825 Duportail Road, Wayne, Pennsylvania 19087. The Administrator is entitled to a fee from the Fund, which is calculated daily and paid monthly at an annual rate of 0.15% of the average daily net assets of each Portfolio. The Administrative Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties. The Administrative Agreement shall remain in effect until December 31, 2000, and shall thereafter continue in successive periods of one year, unless terminated by either party upon not less than 90 days' prior written notice to the other party.

The Fund, the Administrator and SEI Investments Mutual Funds Services (formerly SEI Fund Resources) (the "Sub-Administrator") entered into the Sub-Administrative Services Agreement on July 1, 1996, as amended, pursuant to which the Sub-Administrator assists the Administrator in connection with the administration of the business and affairs of the Fund. Prior to July 1, 1996, the Sub-Administrator served as the administrator of the Fund. The Sub-Administrator is an indirect wholly-owned subsidiary of SEI Investments Company ("SEI"). The Sub-Administrator was organized as a Delaware business trust, and has its principal business offices at One Freedom Valley Road, Oaks, Pennsylvania 19456. The Sub-Administrative Services Agreement provides that the Sub-Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Sub-Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Sub-Administrator in the performance of its duties. The Sub-Administrative Agreement shall remain in effect until December 31, 2000, and shall continue in successive periods of one year, unless terminated by either party upon not less than 90 days' prior written notice to the other party.

Under the Sub-Administrative Services Agreement, the Administrator pays the Sub-Administrator fees at an annual rate based on the combined average daily net assets of the Fund and PBHG Insurance Series Fund, Inc., calculated as follows:
(i) 0.040% of the first $2.5 billion, plus (ii) 0.025% of the next $7.5 billion, plus (iii) 0.020% of the excess over $10 billion.

For the fiscal years and periods ended March 31, 1998, 1999 and 2000 each of the other Portfolios paid the following administration fees:

------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO                                   FEES PAID                                        FEES WAIVED
------------------------------------------------------------------------------------------------------------------------------------
                                             1998             1999             2000          1998             1999             2000

39

------------------------------------------------------------------------------------------------------------------------------------
  PBHG Growth                             $8,369,860        $6,054,219       $5,779,119       $0               $0               $0
------------------------------------------------------------------------------------------------------------------------------------
  PBHG Emerging Growth                    $2,288,033        $1,543,532       $1,281,794       $0               $0               $0
------------------------------------------------------------------------------------------------------------------------------------
  PBHG New Opportunities                   *                $2,3272          $212,839         *                *                $0
------------------------------------------------------------------------------------------------------------------------------------
  PBHG Large Cap Growth                   $202,979          $211,254         $229,648         $0               $0               $0
------------------------------------------------------------------------------------------------------------------------------------
  PBHG Select Equity                      $569,691          $422,498         $763,444         $0               $0               $0
------------------------------------------------------------------------------------------------------------------------------------
  PBHG Core Growth                        $369,872          $171,604         $166,135         $0               $0               $0
------------------------------------------------------------------------------------------------------------------------------------
  PBHG Limited                            $248,847          $209,870         $171,388         $0               $0               $0
------------------------------------------------------------------------------------------------------------------------------------
  PBHG Large Cap 20                       $163,191          $585,449         $930,786         $0               $0               $0
------------------------------------------------------------------------------------------------------------------------------------
  PBHG Large Cap Value                    $84,777           $103,870         $56,588          $0               $0               $0
------------------------------------------------------------------------------------------------------------------------------------
  PBHG Mid-Cap Value                      $36,6461          $97,324          $64,264          $0               $0               $0
------------------------------------------------------------------------------------------------------------------------------------
  PBHG Small Cap Value                    $75,2921          $153,580         $105,382         $0               $0               $0
------------------------------------------------------------------------------------------------------------------------------------
  PBHG Focused Value                       *                $4932            $8,592           *                $0               $0
------------------------------------------------------------------------------------------------------------------------------------
  PBHG International                      $31,592           $23,997          $17,505          $0               $0               $0
------------------------------------------------------------------------------------------------------------------------------------
  PBHG Cash Reserves                      $279,921          $196,574         $292,681         $0               $0               $0
------------------------------------------------------------------------------------------------------------------------------------
  PBHG Technology & Communications        $900,954          $607,124         $2,142,577       $0               $0               $0
------------------------------------------------------------------------------------------------------------------------------------
  PBHG Global Technology & Communications  *                *                *                *                *                *
------------------------------------------------------------------------------------------------------------------------------------
  PBHG Strategic Small Company            $154,362          $109,556         $80,569          $0               $0               $0
------------------------------------------------------------------------------------------------------------------------------------

*    Not in operation during the period.

(1) For the period from April 30, 1997 (commencement of operations) through March 31, 1998.

(2) For the period February 12, 1999 (commencement of operations) through March 31, 1999.


                             OTHER SERVICE PROVIDERS

THE TRANSFER AGENT AND SHAREHOLDER SERVICING AGENTS

DST Systems, Inc., P.O. Box 419534, Kansas City, Missouri 64141-6534 serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Fund. The Administrator serves as shareholder servicing agent for the Fund under a shareholder servicing agreement with the Fund. The Administrator also performs development and maintenance services on the web site that references the Fund and the Portfolios. UAM Shareholder Service Center, Inc. ("UAM SSC"), an affiliate of the Adviser, serves as sub-shareholder servicing agent for the Fund under a sub-shareholder servicing agreement between UAM SSC and the Administrator. The principal place of business of UAM SSC is 825 Duportail Road, Wayne, Pennsylvania 19087. From time to time, the Fund may pay amounts to third parties that provide sub- transfer agency and other administrative services relating to the Fund to persons who beneficially own interests in the Fund, such as participants in 401(k) plans. These services may include, among other things, sub-accounting services, answering inquiries relating to the Fund, delivering, on behalf of the Fund, proxy statements, annual reports, updated Prospectuses, other communications regarding the Fund, and related services as the Fund or the beneficial owners may reasonably request. In such cases, the Fund will not compensate such third parties at a rate that is greater than the rate the Fund is currently paying the Fund's Transfer Agent for providing these services to shareholders investing directly in the Fund.


CUSTODIANS

First Union National Bank, 123 S. Broad Street, Philadelphia, Pennsylvania 19109, serves as the custodian for the Fund and each Portfolio other than the International Fund and the Global Technology & Communications Fund. The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60675 serves as the custodian for the International Fund and the Global Technology & Communications Fund (together, the "Custodians"). The Custodians hold cash, securities and other assets of the Fund as required by the 1940 Act.

COUNSEL AND INDEPENDENT ACCOUNTANTS

Ballard Spahr Andrews & Ingersoll, LLP serves as counsel to the Fund. PricewaterhouseCoopers LLP serves as the independent accountants of the Fund.



                             PORTFOLIO TRANSACTIONS

The Adviser or Sub-Advisers are authorized to select brokers and dealers to effect securities transactions for the Portfolios. The Adviser or Sub-Advisers will seek to obtain the most favorable net results by taking into account various factors, including price, commission, if any, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser or Sub-Advisers generally seek reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. The Adviser or Sub-Advisers seek to select brokers or dealers that offer the Portfolios best price and execution or other services which are of benefit to the Portfolios. Certain brokers or dealers assist their clients in the purchase of shares from the Distributor and charge a fee for this service in addition to a Portfolio's public offering price. In the case of securities traded in the over-the-counter market, the Adviser or Sub-Advisers expect normally to seek to select primary market makers.

The Adviser or Sub-Advisers may, consistent with the interests of the Portfolios, select brokers on the basis of the research services they provide to the Adviser or Sub-Advisers. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. If, in the judgment of the Adviser or Sub-Adviser, a Portfolio or other accounts managed by the Adviser or Sub-Adviser will be benefited by supplemental research services, the Adviser or Sub-Advisers are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Adviser or Sub-Advisers will not necessarily be reduced as a result of the receipt of such information, and such services may not be used exclusively, or at all, with respect to the Portfolio or account generating the brokerage, and there can be no guarantee that the Adviser or Sub-Advisers will find all of such services of value in advising the Portfolios.

It is expected that the Portfolios may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Portfolios on an exchange if a written contract is in effect between the Distributor and the Portfolio expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Portfolio for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Adviser or Sub-Advisers may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Portfolio's or the Fund's expenses. In addition, the Adviser or Sub-Adviser may place orders for the purchase or sale of Portfolio securities with qualified broker-dealers that refer prospective shareholders to the Portfolios. The Directors, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD") and subject to seeking best execution and such other policies as the Board of Directors may determine, the Advisers may consider sales of the Portfolio's shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio.

The Fund's Board of Directors has adopted a Code of Ethics governing personal trading by persons who manage, or who have access to trading activity by the Portfolio. The Code of Ethics allows trades to be made in securities that may be held by the Portfolio, however, it prohibits a person from taking advantage of Portfolio trades or from acting on inside information. In addition, the Fund's Board of Directors reviews and approves the codes of ethics of the Adviser, Sub-Advisers and Distributor and any material amendments thereto. The Board also reviews annually reports on issues raised under the Adviser and Distributor's codes of ethics during the previous year.

For the fiscal year and periods ended March 31, 2000, 1999, and 1998, for each of the other Portfolios paid brokerage fees as follows:


------------------------------------------------------------------------------------------------------
Portfolio
                                                            Total Amount of Brokerage
                                                                Commissions Paid
------------------------------------------------------------------------------------------------------
                                                     2000             1999             1998
------------------------------------------------------------------------------------------------------
PBHG Growth                                      $1,637,800        $4,483,812       $6,867,275
------------------------------------------------------------------------------------------------------
PBHG Emerging Growth                             $528,249          $1,199,910       $822,133
------------------------------------------------------------------------------------------------------
PBHG New Opportunities                           $259,969          $3,8592          *
------------------------------------------------------------------------------------------------------
PBHG Large Cap Growth                            $289,133          $153,260         $124,206
------------------------------------------------------------------------------------------------------
PBHG Select Equity                               $433,169          $189,316         $355,670
------------------------------------------------------------------------------------------------------
PBHG Core Growth                                 $303,739          $219,995         $336,589
------------------------------------------------------------------------------------------------------
PBHG Limited                                     $34,782           $123,471         $81,540
------------------------------------------------------------------------------------------------------
PBHG Large Cap 20                                $777,791          $452,760         $167,891
------------------------------------------------------------------------------------------------------
PBHG Large Cap Value                             $858,386          $795,638         $490,469
------------------------------------------------------------------------------------------------------
PBHG Mid-Cap Value                               $861,814          $1,099,445       $301,1651
------------------------------------------------------------------------------------------------------
PBHG Small Cap Value                             $730,543          $769,954         $407,7911
------------------------------------------------------------------------------------------------------
PBHG Focused Value                               $131,357          $14,3302         *
------------------------------------------------------------------------------------------------------
PBHG International                               $57,436           $69,525          $110,586
------------------------------------------------------------------------------------------------------
PBHG Cash Reserves                               $0                $0               $0
------------------------------------------------------------------------------------------------------
PBHG Technology & Communications                 $2,444,485        $1,115,574       $773,750
------------------------------------------------------------------------------------------------------
PBHG Global Technology & Communications Fund       *                *                  *
------------------------------------------------------------------------------------------------------
PBHG Strategic Small Company                     $237,611          $279,693         $361,158
------------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------
                                                                                     Percent of
                                                                                  Aggregate Amount
                                                                                  of Transactions
                                                 Percent of Total Amount of      Involving Payment
                                                 Brokerage Commissions Paid      of Commissions to
Portfolio                                            to the Distributor           the Distributor
-----------------------------------------------------------------------------------------------------
                                          1998+           1999+            2000+           2000
-----------------------------------------------------------------------------------------------------


43

-----------------------------------------------------------------------------------------------------
PBHG Growth                              3%               3%               7%              69%
-----------------------------------------------------------------------------------------------------
PBHG Emerging Growth                     7%               4%               7%              79%
-----------------------------------------------------------------------------------------------------
PBHG New Opportunities2                   *               0%               1%              25%
-----------------------------------------------------------------------------------------------------
PBHG Large Cap Growth                    2%               3%               1%              56%
-----------------------------------------------------------------------------------------------------
PBHG Select Equity                       2%               6%               5%              52%
-----------------------------------------------------------------------------------------------------
PBHG Core Growth                         1%               1%               1%              50%
-----------------------------------------------------------------------------------------------------
PBHG Limited                             12%              6%               17%             42%
-----------------------------------------------------------------------------------------------------
PBHG Large Cap 20                        3%               4%               3%              64%
-----------------------------------------------------------------------------------------------------
PBHG Large Cap Value                     1%               0%               0%              81%
-----------------------------------------------------------------------------------------------------
PBHG Mid-Cap Value1                      1%               0%               0%              66%
-----------------------------------------------------------------------------------------------------
PBHG Small Cap Value1                    1%               0%               0%              53%
-----------------------------------------------------------------------------------------------------
PBHG Focused Value2                       *               0%               0%              56%
-----------------------------------------------------------------------------------------------------
PBHG International                       0%               0%               0%              0%
-----------------------------------------------------------------------------------------------------
PBHG Cash Reserves                       0%               0%               0%              0%
-----------------------------------------------------------------------------------------------------
PBHG Technology & Communications         3%               1%               1%              42%
-----------------------------------------------------------------------------------------------------
PBHG Strategic Small Company             1%               0%               0%              55%
-----------------------------------------------------------------------------------------------------

*  Not in operation during the period.

+ These commissions were paid to the Distributor in connection with repurchase agreement transactions.

(1) For the period from April 30, 1997 (commencement of operations) through March 31, 1998.

(2) For the period February 12, 1999 (commencement of operations) through March 31, 1999.


                              DESCRIPTION OF SHARES

The Fund may increase the number of shares which each Portfolio is authorized to issue and may create additional portfolios of the Fund. Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Portfolio available for distribution to shareholders. Shareholders have no preemptive rights. All consideration received by the Fund for shares of any Portfolio and all assets in which such consideration is invested would belong to that Portfolio and would be subject to the liabilities related thereto.

VOTING RIGHTS

Each share held entitles the shareholder of record to one vote. Shareholders of each Portfolio will vote separately on matters relating solely to it, such as approval of advisory agreements and changes in fundamental policies, and matters affecting some but not all Portfolios of the Fund will be voted on only by shareholders of the affected series. Shareholders of all series of the Fund will vote together in matters affecting the Fund generally, such as the election of Directors or selection of independent accountants. Shareholders of the PBHG Class of the Fund will vote separately on matters relating solely to the PBHG Class and not on matters relating solely to the Advisor Class of the Fund. As a Maryland corporation, the Fund is not required to hold annual meetings of shareholders but shareholder approval will be sought for certain changes in the operation of the Fund and for the election of directors under certain circumstances. In addition, a director may be removed by the remaining directors or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Fund. In the event that such a meeting is requested, the Fund will provide appropriate assistance and information to the shareholders requesting the meeting.


                       PURCHASES AND REDEMPTIONS OF SHARES

Purchases and redemptions may be made on any day on which the New York Stock Exchange is open for business. Currently, the following holidays are observed by the Fund: New Year's Day, Presidents' Day, Martin Luther King, Jr.'s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Shares of the Portfolios are offered on a continuous basis.

PURCHASES


You may purchase shares of each Portfolio directly through DST Systems, Inc., the Fund's Transfer Agent. You may also purchase shares of each Fund through certain broker-dealers or other financial institutions that are authorized to sell you shares of the Funds. Such financial institutions may charge you a fee for this service in addition to the Fund's NAV. Shares of each Portfolio are offered only to residents of states in which such shares are eligible for purchase.



You may place orders by mail, wire or telephone. If market conditions are extraordinarily active, or if severe weather or other emergencies exist, and you experience difficulties placing orders by telephone, you may wish to consider placing your order by other means, such as mail or overnight delivery.

You may also purchase shares of each Portfolio through certain broker-dealers or other financial institutions that are authorized to sell you shares of the Portfolios. Such financial institutions may charge you a fee for this service in addition to each Portfolio's public offering price.

Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expenses for acting upon wire instructions, or telephone instructions that it reasonably believes to be genuine. The Fund and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions.

Each Portfolio reserves the right to reject any purchase order or to suspend or modify the continuous offering of its shares. For example, the investment opportunities for small or medium capitalization companies may from time to time be more limited than those in other sectors of the stock market. Therefore, in order to retain adequate investment flexibility, the Adviser may from time to time recommend to the Board of Directors of the Fund that a Portfolio which invests extensively in such companies indefinitely discontinue the sale of its shares to new investors (other than directors, officers and employees of the Adviser, each of the sub-advisers and their affiliated companies). In such event, the Board of Directors would determine whether such discontinuance is in the best interests of the applicable Portfolio and its shareholders. Shares of the PBHG Limited Fund are currently offered only to existing shareholders of the PBHG Class shares of the Portfolio. Shares of the PBHG New Opportunities Fund are currently offered only to the following: (a) subsequent investments by persons who were shareholders on or before November 12, 1999 (Closing Day); (b) new and subsequent investments made by discretionary advised clients of the Adviser and its affiliates and by employees of the Adviser and its affiliates; and (c) new and subsequent investments by pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Internal Revenue Code (the Code) or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. The PBHG Limited Fund and the PBHG New Opportunities Fund may recommence offering their shares to new investors in the future, provided that the Board of Directors determines that doing so would be in the best interest of the Portfolio and its shareholders.

MINIMUM INVESTMENT


The minimum initial investment in each Portfolio (other than the New Opportunities Fund, Limited Fund and Strategic Small Company Fund) is $2,500 for regular accounts and $2,000 for traditional or Roth IRAs. The minimum initial investment in the New Opportunities Fund is $10,000 and in the Limited Fund and the Strategic Small Company Fund is $5,000 for regular accounts and $2,000 for traditional or Roth IRAs. The New Opportunities and Limited Funds are currently closed to new shareholders. However, investors who establish a Systematic Investment Plan, as described below, with a minimum investment of $25 per month may at the same time open a regular account or traditional or Roth IRA with any Portfolio with a minimum initial investment of $500. There is no minimum for subsequent investments. The Distributor may waive the minimum initial investment amount at its discretion. No minimum applies to subsequent purchases effected by dividend reinvestment. As described below, subsequent purchases through the Fund's Systematic Investment Plan must be at least $25.


INITIAL PURCHASE BY MAIL

An account may be opened by mailing a check or other negotiable bank draft payable to The PBHG Funds, Inc. for at least the minimum initial amount specified above for regular and IRA accounts, and a completed Account Application to THE PBHG FUNDS, INC., P.O. BOX 219534, KANSAS CITY, MISSOURI 64121-9534. The Fund will not accept third-party checks, i.e., a check not payable to The PBHG Funds, Inc. or a Portfolio for initial or subsequent investments.

ADDITIONAL PURCHASES BY PHONE (TELEPHONE PURCHASE)

You may purchase additional shares by telephoning the Transfer Agent at 1-800-433-0051. THE MINIMUM TELEPHONE PURCHASE IS $1,000, AND THE MAXIMUM IS FIVE TIMES THE NET ASSET VALUE OF SHARES HELD BY THE SHAREHOLDER ON THE DAY PRECEDING SUCH TELEPHONE PURCHASE FOR WHICH PAYMENT HAS BEEN RECEIVED. The telephone purchase will be made at the offering price next computed after the receipt of the call by the Transfer Agent. Payment for the telephone purchase must be received by the Transfer Agent within seven days. If payment is not received within seven days, you will be liable for all losses incurred by the Fund as a result of the cancellation of such purchase.

INITIAL PURCHASE BY WIRE

If you have an account with a commercial bank that is a member of the Federal Reserve System, you may purchase shares of the Portfolios by requesting your bank to transmit funds by wire. Before making an initial investment by wire, you must first telephone 1-800-433-0051 to receive an Account Application and be assigned an account number. The Account Application must be received prior to receipt of the wire. Your name, account number, taxpayer identification number or Social Security Number, and address must be specified in the wire. All wires must be received by 2:00 p.m. Eastern time for the Cash Reserves Fund and 4:00 p.m. Eastern time for all other Portfolios to be effective on that day. In addition, an original Account Application should be promptly forwarded to: The PBHG Funds, Inc., P.O. Box 219534, Kansas City, Missouri 64121-9534. All wires must be sent as follows: United Missouri Bank of Kansas City, N.A.; ABA #10-10-00695; for Account Number 98705-23469; Further Credit: [name of Portfolio, your name, your social security number or tax id number and your assigned account number].

ADDITIONAL PURCHASES BY WIRE

Additional investments may be made at any time through the wire procedures described above, which must include your name and account number. Your bank may impose a fee for investments by wire.

PURCHASE BY ACH

If you have made this election, shares of each Portfolio may be purchased via Automated Clearing House ("ACH"). Investors purchasing via ACH should complete the bank information section on the Account Application and attach a voided check or deposit slip to the Account Application. This option must be established on your account at least 15 days prior to your initiating an ACH transaction. The maximum purchase allowed through ACH is $100,000.

GENERAL INFORMATION REGARDING PURCHASES


A purchase order will be effective as of the day received by the Transfer Agent if the Transfer Agent receives sufficient information to execute the order and receives payment before 2:00 p.m. Eastern time for the Cash Reserves Fund and 4:00 p.m. Eastern time for all other Portfolios. Payment may be made by check or readily available funds. You may purchase shares of each fund directly through the Fund's transfer agent. Except for the Cash Reserve Fund, the price per share you will pay to invest in a Fund is its net asset value per share (NAV) next calculated after the transfer agent or other authorized representative accepts your order. If you purchase shares of the Cash Reserve Fund by wire transfer in the form of Federal Funds, the price per share you will pay is that Fund's next calculated net asset value. If you purchase shares of the Cash Reserve Fund by check or other negotiable bank draft, the price per share you will pay is that Fund's net asset value as calculated on the next business day after receipt of the check or bank draft. Purchases will be made in full and fractional shares of a Portfolio calculated to three decimal places. The Fund will not issue certificates representing shares of the Portfolios.

In order for your purchase order to be effective on the day you place your order with your broker-dealer or other financial institution, such broker-dealer or financial institution must (i) receive your order before 2:00 p.m. Eastern time for the Cash Reserves Fund and 4:00 p.m. Eastern time for all other Portfolios and (ii) promptly transmit the order to the Transfer Agent. See "Determination of Net Asset Value" below. The broker-dealer or financial institution is responsible for promptly transmitting purchase orders to the Transfer Agent so that you may receive the same day's net asset value.

If a check received for the purchase of shares does not clear, the purchase will be canceled, and you could be liable for any losses or fees incurred by the Fund. The Fund reserves the right to reject a purchase order when the Fund determines that it is not in the best interests of the Fund or its shareholders to accept such an order.

REDEMPTIONS

Redemption orders received by the Transfer Agent prior to 2:00 p.m. Eastern time for the Cash Reserves Fund and 4:00 p.m. Eastern time for each of the other Portfolios on any Business Day will be effective that day. The redemption price of shares is the net asset value per share of a Portfolio next determined after the redemption order is effective. Payment of redemption proceeds will be made as promptly as possible and, in any event, within seven days after the redemption order is received, provided, however, that redemption proceeds for shares purchased by check (including certified or cashier's checks) or by ACH will be forwarded only upon collection of payment for such shares; collection of payment may take up to 15 days.

You may also redeem shares of each Portfolio through certain broker-dealers and other financial institutions at which you maintain an account. Such financial institutions may charge you a fee for this service.

In order for your redemption order to be effective on the day you place your redemption order with your broker-dealer or other financial institution, such broker-dealer or financial institution must (i) receive your order before 2:00 p.m. Eastern time for the Cash Reserves Fund and 4:00 p.m. Eastern time for each other Portfolio and (ii) promptly transmit the order to the Transfer Agent. See "Determination of Net Asset Value" below. The financial institution is responsible for promptly transmitting redemption orders to the Transfer Agent so that your shares are redeemed at the same day's net asset value per share.

It is currently the Fund's policy to pay all redemptions in cash. The Fund retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Portfolios in lieu of cash. Each PBHG Fund has made an election pursuant to Rule 18f-1 under the 1940 Act by which such Portfolio has committed itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of (1) $250,000 or (2) one percent of the net asset value of the Portfolio at the beginning of such 90-day period. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. In addition, in-kind distributions may include illiquid securities which shareholders may be unable to dispose of at the time or price desired.

The Fund reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Portfolio's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Fund also reserves the right to suspend sales of shares of a Portfolio for any period during which the New York Stock Exchange, the Adviser, the Administrator, Sub-Administrator, the Transfer Agent and/or the Custodian are not open for business.

You may receive redemption payments in the form of a check or by Federal Reserve wire or ACH transfer.

BY MAIL

There is no charge for having a check for redemption proceeds mailed to you.

BY TELEPHONE

Redemption orders may be placed by telephone, provided that this option has been selected. Shares held in IRA accounts are not eligible for this option and must be redeemed by written request. Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Fund and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. If reasonable procedures are not employed, the Fund and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions.

If market conditions are extraordinarily active, or other extraordinary circumstances exist and you experience difficulties placing redemption orders by telephone, you may wish to consider placing your order by other means, such as mail or overnight delivery. The Fund will not accept redemption requests for an amount greater than $50,000 by telephone instruction, except for cases where the proceeds of the redemption request are transmitted by Federal wire to a pre-established checking account. Such redemption requests must be received in writing and be signature guaranteed.

BY WIRE

The Transfer Agent will deduct a wire charge, currently $10.00, from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder. Shareholders cannot receive proceeds from redemptions of shares of a Portfolio by Federal Reserve wire on federal holidays restricting wire transfers.

BY ACH

The Fund does not charge for ACH transactions; however, proceeds from such transactions will not be posted to your bank account until the second Business Day following the transaction. In order to process a redemption by ACH, banking information must be established on your account at least 15 days prior to initiating a transaction. A voided check or deposit slip must accompany requests to establish this option.

CHECK WRITING (CASH RESERVES FUND ONLY)

Check writing service is offered free of charge to shareholders of the Cash Reserves Fund. If you have an account balance of $5,000 or more, you may redeem shares by writing checks on your account for $250 or more. To establish this privilege, please call 1-800-433-0051 to request a signature card. Once you have signed and returned a signature card, you will receive a supply of checks. A check may be made payable to any person, and your account will continue to earn dividends until the check clears. Because of the difficulty of determining in advance the exact value of your account, you may not use a check to close your account. Your account will be charged a fee for stopping payment of a check upon your request, or if the check cannot be honored because of insufficient funds or other valid reasons.

SIGNATURE GUARANTEES

A signature guarantee is a widely accepted way to protect you by verifying the signature on certain redemption requests. The Fund requires signature guarantees to be provided in the following circumstances: (1) written requests for redemptions in excess of $50,000; (2) all written requests to wire redemption proceeds; (3) redemption requests that provide that the redemption proceeds should be sent to an address other than the address of record or to a person other than the registered shareholder(s) for the account; and (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner; (6) written requests to add telephone exchange and telephone redemption options to an account; and (7) changes in previously designated wiring instructions. These requirements may be waived or modified upon notice of shareholders. Signature guarantees can be obtained from any of the following institutions: a national or state bank, a trust company, a federal savings and loan association, or a broker-dealer that is a member of a national securities exchange. The Fund does not accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

SHAREHOLDER INQUIRIES AND SERVICES OFFERED

If you have any questions about the Portfolios or the shareholder services described below, please call the Fund at 1-800-433-0051. Written inquiries should be sent to DST SYSTEMS, INC., P.O. BOX 219534, KANSAS CITY, MISSOURI 64121-9534. The Fund reserves the right to amend the shareholder services described below or to change the terms or conditions relating to such services upon 60 days' notice to shareholders. You may, however, discontinue any service you select, provided that with respect to the Systematic Investment and Systematic Withdrawal Plans described below, the Fund's Transfer Agent receives your notification to discontinue such service(s) at least ten (10) days before the next scheduled investment or withdrawal date.

SYSTEMATIC INVESTMENT AND SYSTEMATIC WITHDRAWAL PLANS

For your convenience, the Fund provides plans that enable you to add to your investment or withdraw from your account(s) with a minimum of paperwork. You can utilize these plans by simply completing the appropriate section of the Account Application.

(1) SYSTEMATIC INVESTMENT PLAN. The Systematic Investment Plan is a convenient way for you to purchase shares in the Portfolios at regular monthly or quarterly intervals selected by you. The Systematic Investment Plan enables you to achieve dollar-cost averaging with respect to investments in the Portfolios despite their fluctuating net asset values through regular purchases of a fixed dollar amount of shares in the Portfolios. Dollar-cost averaging brings discipline to your investing. Dollar-cost averaging results in more shares being purchased when a Portfolio's net asset value is relatively low and fewer shares being purchased when a Portfolio's net asset value is relatively high, thereby helping to decrease the average price of your shares. Investors who establish a Systematic Investment Plan may open an account with a minimum balance of $500. Through the Systematic Investment Plan, shares are purchased by transferring monies (minimum of $25 per transaction per Portfolio) from your designated checking or savings account. Your systematic investment in the Portfolio(s) designated by you will be processed on a regular basis at your option beginning on or about either the first or fifteenth day of the month or quarter you select. This Systematic Investment Plan must be established on your account at least 15 days prior to the intended date of your first systematic investment.

(2) SYSTEMATIC WITHDRAWAL PLAN. The Systematic Withdrawal Plan provides a convenient way for you to receive current income while maintaining your investments in the Portfolio(s). The Systematic Withdrawal Plan permits you to have payments of $50 or more automatically transferred from your account(s) in the Portfolio(s) to your designated checking or savings account on a monthly, quarterly, or semi-annual basis. The Systematic Withdrawal Plan also provides the option of having a check mailed to the address of record for your account. In order to start this Plan, you must have a minimum balance of $5,000 in any account using this feature. Your systematic withdrawals will be processed on a regular basis beginning on or about either the first or fifteenth day of the month, quarter or semi-annual period you select.

EXCHANGE PRIVILEGES

Once payment for your shares has been received (i.e., an account has been established) and your payment has been converted to Federal funds, you may exchange some or all of your shares for shares of the other Portfolios of the Fund currently available to the public. However, if you own shares of any Portfolio other than the Cash Reserves Fund, you are limited to four (4) exchanges annually from such Portfolio to the Cash Reserves Fund. Exchanges are made at net asset value. The Fund reserves the right to change the terms and conditions of the exchange privilege discussed herein, or to terminate the exchange privilege, upon sixty (60) days' notice. Exchanges will be made only after proper instructions in writing or by telephone are received for an established account by the Transfer Agent.

The exchange privilege may be exercised only in those states where the shares of the new Portfolio may legally be sold.

TAX-SHELTERED RETIREMENT PLANS

A variety of retirement plans, including IRAs, SEP-IRAs, 401(a) Keogh and corporate money purchase pension and profit sharing plans, and 401(k) and 403(b) plans are available to investors in the Fund.

(1) TRADITIONAL IRAS. You may save for your retirement and shelter your investment income from current taxes by either: (a) establishing a new traditional IRA; or (b) "rolling-over" to the Fund monies from other IRAs or lump sum distributions from a qualified retirement plan. If you are between 18 and 70 1/2 years of age, you can use a traditional IRA to invest up to $2,000 per year of your earned income in any of the Portfolios. You may also invest up to $2,000 per year in a spousal IRA if your spouse has no earned income. There is a $10.00 annual maintenance fee charged to traditional IRA investors. If you maintain IRA accounts in more than one Portfolio of the Fund, you will only be charged one fee. This fee can be prepaid or will be debited from your account if not received by the announced deadline.

(2) ROTH IRAS. Roth IRAs are similar to traditional IRAs in many respects and provide a unique opportunity for qualifying individuals to accumulate investment earnings tax-free. Contributions to Roth IRAs are not tax-deductible (while contributions to traditional IRAs may be), however, if you meet the distribution requirements, you can withdraw your investments without paying any taxes on the earnings. In addition to establishing a new Roth IRA, you may be eligible to convert a traditional IRA into a Roth IRA. Maintenance fees charged for Roth IRAs are similar to those for traditional IRAs.

(3) SEP-IRAS. If you are a self-employed person, you can establish a Simplified Employee Pension Plan ("SEP-IRA"). A SEP-IRA is designed to provide persons with self-employed income (and their eligible employees) with many of the same tax advantages as a Keogh, but with fewer administrative requirements.

(4) 401(A) KEOGH AND CORPORATE RETIREMENT PLANS. Both a prototype money purchase pension plan and a profit sharing plan, which may be used alone or in combination, are available for self-employed individuals and their partners and corporations to provide tax-sheltered retirement benefits for individuals and employees.

(5) 401(K) PLANS. Through the establishment of a 401(k) plan by a corporation of any size, employees can invest a portion of their wages in the Portfolios on a tax-deferred basis in order to help them meet their retirement needs.

(6) 403(B) PLANS. Section 403(b) plans are custodial accounts which are available to employees of most non-profit organizations and public schools.

OTHER SPECIAL ACCOUNTS

The Fund also offers the following special accounts to meet your needs:

(1) EDUCATION IRAS. Education IRAs allow you to save for qualified higher education expenses of designated beneficiaries. Like traditional and Roth IRAs, Education IRAs provide an opportunity for your investment to grow tax-free until distributed. Contributions to an Education IRA are not tax deductible, however, distributions from an Education IRA which are used to pay qualified higher education expenses are tax-free. You may contribute up to $500 per year for the benefit of each prospective student under the age of 18. There is a $7.00 annual maintenance fee charged to Education IRA accounts. The fee can be prepaid or will be deducted from your account if not received by the announced deadline.

(2) UNIFORM GIFT TO MINORS/UNIFORM TRANSFERS TO MINORS. By establishing a Uniform Gift to Minors Account/Uniform Transfers to Minors Account with the Fund you can build a fund for your children's education or a nest egg for their future and, at the same time, potentially reduce your own income taxes.

(3) CUSTODIAL AND FIDUCIARY ACCOUNTS. The Fund provides a convenient means of establishing custodial and fiduciary accounts for investors with fiduciary responsibilities.

For further information regarding any of the above retirement plans and accounts, please call toll free at 1-800-433-0051. Retirement investors may, however, wish to consult with their own tax counsel or adviser.

MINIMUM ACCOUNT SIZE

Due to the relatively high cost of maintaining smaller accounts, the Fund will impose an annual $12.00 minimum account charge and reserves the right to redeem shares in any non-retirement account if, as the result of redemptions, the value of any account drops below the minimum initial investment amount, specified above, for each Portfolio. See "Minimum Investment" and "Systematic Investment and Systematic Withdrawal Plans" for minimum investments. You will be allowed at least 60 days, after notice from the Fund, to make an additional investment to bring your account value up to at least the applicable minimum account size before the annual $12.00 minimum account fee is charged and/or the redemption of a non-retirement account is processed. The applicable minimum account charge will be imposed annually on any such account until the account is brought up to the applicable minimum account size.


                        DETERMINATION OF NET ASSET VALUE

The net asset value per share of each Portfolio, other than the Cash Reserves Fund, is determined by dividing the total market value of the Portfolio's investments and other assets, less any liabilities, by the total outstanding shares of the Portfolio. Net asset value per share is determined daily, normally as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on any Business Day. The net asset value per share of each Portfolio, other than the Cash Reserves Fund, is listed under PBHG in the mutual fund section of most major daily newspapers, including The Wall Street Journal.

The securities of each Portfolio are valued by the Sub-Administrator. The Sub-Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trade quotations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Directors.

Portfolio securities listed on an exchange or quoted on a national market system are valued at the last sales price. Other securities are quoted at the last bid price. In the event a listed security is traded on more than one exchange, it is valued at the last sale price on the exchange on which it is principally traded. If there are no transactions in a security during the day, it is valued at the most recent bid price. However, debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations are valued at amortized cost. Securities for which market quotations are not readily available and other assets held by the Fund, if any, are valued at their fair value as determined in good faith by the Board of Directors.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Directors believes accurately reflects fair value.

The net asset value per share of the PBHG Cash Reserves Fund is calculated by adding the value of securities and other assets, subtracting liabilities and dividing by the number of outstanding shares. Securities will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument. Net asset value per share is determined daily as of 2:00 p.m. Eastern time on each Business Day. During periods of declining interest rates, the daily yield of the PBHG Cash Reserves Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the PBHG Cash Reserves Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the PBHG Cash Reserves Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in the Portfolio would experience a lower yield. The converse would apply in a period of rising interest rates.

The use of amortized cost valuation by the PBHG Cash Reserves Fund and the maintenance of the Portfolio's net asset value at $1.00 are permitted by regulations set forth in Rule 2a-7 under the 1940 Act, provided that certain conditions are met. Under Rule 2a-7 as amended, a money market portfolio must maintain a dollar-weighted average maturity in the Fund of 90 days or less and not purchase any instrument having a remaining maturity of more than 397 days. In addition, money market funds may acquire only U.S. dollar denominated obligations that present minimal credit risks and that are "eligible securities" which means they are (i) rated, at the time of investment, by at least two nationally recognized security rating organizations (one if it is the only organization rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality ("second tier security"). The Adviser will determine that an obligation presents minimal credit risks or that unrated instruments are of comparable quality in accordance with guidelines established by the Directors. The Directors must approve or ratify the purchase of any unrated securities or securities rated by only one rating organization. In addition, investments in second tier securities are subject to the further constraints that (i) no more than 5% of a Portfolio's assets may be invested in such securities in the aggregate, and (ii) any investment in such securities of one issuer is limited to the greater of 1% of the Portfolio's total assets or $1 million. The regulations also require the Directors to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Portfolio. However, there is no assurance that the Fund will be able to meet this objective. The Fund's procedures include the determination of the extent of deviation, if any, of the Portfolio's current net asset value per unit calculated using available market quotations from the Portfolio's amortized cost price per share at such intervals as the Directors deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Directors are required to consider promptly what action, if any, should be initiated. If the Directors believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Directors are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. In addition, if any Portfolio incurs a significant loss or liability, the Directors have the authority to reduce pro rata the number of shares of that Portfolio in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends.

                                      TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolios or their shareholders. Accordingly, you are urged to consult your tax advisors regarding specific questions as to federal, state and local income taxes.

FEDERAL INCOME TAX

The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder as in effect on the date of this Statement of

Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other Portfolios. Each Portfolio intends to continue to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. In order to qualify for treatment as a RIC under the Code, each Portfolio must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement"). In addition to the Distribution Requirement, each Portfolio must meet several other requirements. Among these requirements are the following: (i) each Portfolio must derive at least 90% of its gross income in each taxable year from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies and other income (including but not limited to gains from options, futures or forward contracts derived with respect to the Portfolio's business of investing in such stock, securities or currencies) (the "Income Requirement"); (ii) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and securities of other issuers, with such securities of other issuers limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) no more than 25% of the value of a Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Test").

For purposes of the Asset Diversification Test, it is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or foreign government backing the particular currency. Consequently, a Portfolio may find it necessary to seek a ruling from the Internal Revenue Service on this issue or to curtail its trading in forward foreign currency exchange contracts in order to stay within the limits of the Asset Diversification Test.

For purposes of the Income Requirement, foreign currency gains (including gains from options, futures or forward contracts on foreign currencies) that are not "directly related" to a Portfolio's principal business may, under regulations not yet issued, be excluded from qualifying income.

If a Portfolio fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates on its net investment income and net capital gain without any deductions for amounts distributed to shareholders. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of that Portfolio's current and accumulated earnings and profits and such distributions will generally be eligible for the corporate dividends-received deduction.

PORTFOLIO DISTRIBUTIONS

Notwithstanding the Distribution Requirement described above, which requires only that a Portfolio distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Portfolio will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that calendar year, plus certain other amounts. Each Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax.

Treasury regulations permit a RIC in determining its investment company taxable income and undistributed net capital gain for any taxable year to elect to treat all or part of any net capital loss, any net long-term capital loss, or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

Each Portfolio will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will be taxable to shareholders as ordinary income whether received in cash or in additional shares. Dividends from net investment income will qualify for the dividends-received deduction for corporate shareholders only to the extent such distributions are derived from dividends paid by domestic corporations. It can be expected that only certain dividends of a Portfolio will qualify for that deduction. Any net capital gains will be distributed annually and will be taxed to shareholders as long-term capital gains, regardless of how long the shareholder has held shares and regardless of whether the distributions are received in cash or in additional shares. The Portfolios will make annual reports to shareholders of the federal income tax status of all distributions, including the amount of dividends eligible for the dividends-received deduction.

Certain debt securities purchased by the Portfolios (such as U.S. Treasury STRIPS, defined in "Glossary of Permitted Investments" below) are sold with original issue discount and thus do not make periodic cash interest payments. Each Portfolio will be required to include as part of its current net investment income the accrued discount on such obligations for purposes of the distribution requirement even though the Portfolio has not received any interest payments on such obligations during that period. Because a Portfolio distributes all of its net investment income to its shareholders, the Portfolio may have to sell portfolio securities to distribute such accrued income, which may occur at a time when the Adviser or sub-adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Income received on direct U.S. obligations is exempt from income tax at the state level when received directly by a Portfolio and may be exempt, depending on the state, when received by a shareholder as income dividends from a Portfolio provided certain state-specific conditions are satisfied. Not all states permit such income dividends to be tax exempt and some require that a certain minimum percentage of an investment company's income be derived from state tax-exempt interest. Each Portfolio will inform shareholders annually of the percentage of income and distributions derived from direct U.S. obligations. You should consult your tax advisor to determine whether any portion of the income dividends received from a Portfolio is considered tax exempt in your particular state.

Dividends declared by a Portfolio in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year, if paid by the Portfolio at any time during the following January.

WITHHOLDING

In certain cases, a Portfolio will be required to withhold, and remit to the U.S. Treasury, 31% of any distributions paid to a shareholder who (i) has failed to provide a correct taxpayer identification number, (ii) is subject to backup withholding by the Internal Revenue Service, or (iii) has not certified to the Portfolio that such shareholder is not subject to backup withholding.

REDEMPTION OR EXCHANGE OF SHARES

Upon a redemption or exchange of shares, a shareholder will recognize a taxable gain or loss depending upon his or her basis in the shares. Unless the shares are disposed of as part of a conversion transaction, such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss recognized by a shareholder on the sale of Portfolio shares held six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

Any loss recognized on a sale or exchange will be disallowed to the extent that Portfolio shares are sold and replaced within the 61-day period beginning 30 days before and ending 30 days after the disposition of such shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Shareholders should particularly note that this loss disallowance rule applies even where shares are automatically replaced under the dividend reinvestment plan.

INVESTMENT IN FOREIGN FINANCIAL INSTRUMENTS.

Under Code Section 988, gains or losses from certain foreign currency forward contracts or fluctuations in currency exchange rates will generally be treated as ordinary income or loss. Such Code Section 988 gains or losses will increase or decrease the amount of a Portfolio's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Portfolio's net capital gains. Additionally, if Code Section 988 losses exceed other investment company taxable income during a taxable year, the Portfolio would not be able to pay any ordinary income dividends, and any such dividends paid before the losses were realized, but in the same taxable year, would be recharacterized as a return of capital to shareholders, thereby reducing the tax basis of Portfolio shares.

HEDGING TRANSACTIONS

Some of the forward foreign currency exchange contracts, options and futures contracts that the Portfolios may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss.

Generally, the hedging transactions in which the Portfolios may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Portfolios. In addition, losses realized by the Portfolios on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Portfolios of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Portfolios (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

Each Portfolio may make one or more of the elections available under the Code which are applicable to straddles. If a Portfolio makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Transactions that may be engaged in by certain of the Portfolios (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under section 1259 of the Code if a Portfolio holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Portfolio will be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

Because application of the straddle, conversion transaction and constructive sale rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle or investment positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such transactions.

Requirements relating to each Portfolio's tax status as a RIC may limit the extent to which a Portfolio will be able to engage in transactions in options and futures contracts.

STATE TAXES

Distributions by a Portfolio to shareholders and the ownership of shares may be subject to state and local taxes.

FOREIGN INCOME TAX

Investment Income received by the PBHG International Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Portfolio's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If the PBHG International Fund meets the Distribution Requirement and if more than 50% of the value of the Portfolio's total assets at the close of its taxable year consists of securities of foreign corporations, the Portfolio will be eligible to file an election with the Internal Revenue Service that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by the Portfolio with respect to income derived from securities for which applicable holding period requirements have been satisfied (the "Foreign Tax Credit Election"). Pursuant to the Foreign Tax Credit Election, the Portfolio will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder's federal income tax. However, there are certain holding period requirements that must be satisfied by a shareholder before such shareholder will be allowed a deduction or credit. If the Portfolio makes the Foreign Tax Credit Election, it will report annually to its shareholders the respective amounts per share of the Portfolio's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

FOREIGN SHAREHOLDERS

Dividends from a Portfolio's investment company taxable income and distributions constituting returns of capital paid to a nonresident alien individual, a foreign trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") generally will be subject to U.S. withholding tax at a rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from a Portfolio's Foreign Tax Credit Election, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign taxes treated as having been paid by them.

A foreign shareholder generally will not be subject to U.S. taxation on gain realized upon the redemption or exchange of shares of a Portfolio or on capital gain dividends. In the case of a foreign shareholder who is a nonresident alien individual, however, gain realized upon the sale or redemption of shares of a Portfolio and capital gain dividends ordinarily will be subject to U.S. income tax at a rate of 30% (or lower applicable treaty rate) if such individual is physically present in the U.S. for 183 days or more during the taxable year and certain other conditions are met. In the case of a foreign shareholder who is a nonresident alien individual, the Portfolios may be required to withhold U.S. federal income tax at a rate of 31% unless proper notification of such shareholder's foreign status is provided.

Notwithstanding the foregoing, if distributions by the Portfolios are effectively connected with a U.S. trade or business of a foreign shareholder, then dividends from such Portfolio's investment company taxable income, capital gains, and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens or domestic corporations.

Transfers by gift of shares of a Portfolio by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in any of the Portfolios.

MISCELLANEOUS CONSIDERATIONS

The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on May 31, 1999. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Prospective shareholders are encouraged to consult their tax advisors as to the consequences of these and other U.S., state, local, and foreign tax rules affecting investments in the Portfolio.


                             PERFORMANCE ADVERTISING

From time to time, each Portfolio may advertise its yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made regarding actual future yields or returns. For Portfolios other than the Cash Reserves Fund, yield refers to the annualized income generated by an investment in the Portfolio over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment.

Each Portfolio may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services, Inc.) or by financial and business publications and periodicals, broad groups of comparable mutual funds, unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs and other investment alternatives. Each Portfolio may quote services such as Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. Each Portfolio may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. Each Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

Each Portfolio may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

The performance of the Fund's Advisor Class shares will be lower than that of the Fund's PBHG Class shares because of the additional Rule 12b-1 shareholder servicing expenses charged to Advisor Class shares.

                              COMPUTATION OF YIELD

From time to time the PBHG Cash Reserves Fund may advertise its "current yield" and "effective compound yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the PBHG Cash Reserves Fund refers to the income generated by an investment in the PBHG Cash Reserves Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the PBHG Cash Reserves Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

The current yield of the PBHG Cash Reserves Fund will be calculated daily based upon the seven days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes and income other than investment income) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of the PBHG Cash Reserves Fund is determined by computing the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = ((Base Period Return + 1) 365/7) - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

The yield of the PBHG Cash Reserves Fund fluctuates, and the annualization of a week's dividend is not a representation by the Fund as to what an investment in the PBHG Cash Reserves Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the PBHG Cash Reserves Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the PBHG Cash Reserves Fund and other factors.

Yields are one basis upon which investors may compare the PBHG Cash Reserves Fund with other money market funds; however, yields of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.


For the 7-day period ended September 30, 2000, the yield (unaudited) for the PBHG Cash Reserves Fund was ____% and the 7-day effective yield (unaudited) was ____%.


                           CALCULATION OF TOTAL RETURN

From time to time, each of the Portfolios may advertise its total returns. The total return refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.


The PBHG Global Technology & Communications Fund did not commence operations until June 1, 2000. Based on the foregoing, the unaudited average annual total returns for each of the Portfolios (other than the Cash Reserves Fund) from its inception through Septmeber 30, 2000, and for the one, five and ten year periods ended September 30, 2000, and the aggregate unaudited total returns for the Portfolios since inception, were as follows:




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Aggregate
                                                                 Average Annual Total Return                        Total Return
------------------------------------------------------------------------------------------------------------------------------------
Portfolio                                    One Year             Five Year       Ten Year     Since Inception     Since Inception
------------------------------------------------------------------------------------------------------------------------------------
PBHG Growth1 (Advisor)                         _____%          n/a             n/a              _____%           _____%
------------------------------------------------------------------------------------------------------------------------------------
PBHG Growth1 (PBHG)                            _____%          _____%          _____%           _____%           _____%
------------------------------------------------------------------------------------------------------------------------------------
PBHG Emerging Growth2                          _____%          _____%          *                _____%           _____%
------------------------------------------------------------------------------------------------------------------------------------
PBHG New Opportunities13                       _____%          *               *                _____%           _____%
------------------------------------------------------------------------------------------------------------------------------------
PBHG Large Cap Growth3                         _____%          *               *                _____%           _____
------------------------------------------------------------------------------------------------------------------------------------
PBHG Select Equity4                            _____%          *               *                _____%           _____%
------------------------------------------------------------------------------------------------------------------------------------
PBHG Core Crowth5                              _____%          *               *                _____%           _____%
------------------------------------------------------------------------------------------------------------------------------------
PBHG Limited6                                  _____%          *               *                _____%           _____%
------------------------------------------------------------------------------------------------------------------------------------
PBHG Large Cap 207                             _____%          *               *                _____%           _____
------------------------------------------------------------------------------------------------------------------------------------
PBHG Large Cap Value8                          _____%          *               *                _____%           _____%
------------------------------------------------------------------------------------------------------------------------------------
PBHG Mid-Cap Value12                           _____%          *               *                _____%           _____%
------------------------------------------------------------------------------------------------------------------------------------
PBHG Small Cap Value12                         _____%          *               *                _____%           _____%
------------------------------------------------------------------------------------------------------------------------------------
PBHG Focused Value13                           _____%          *               *                _____%           _____%
------------------------------------------------------------------------------------------------------------------------------------
PBHG International9                            _____%          _____           *                _____%           _____%
------------------------------------------------------------------------------------------------------------------------------------
PBHG Technology & Communications10             _____%          *                *               _____            _____%
------------------------------------------------------------------------------------------------------------------------------------
PBHG Strategic Small Company11                 _____%          *                *               _____%           _____%
------------------------------------------------------------------------------------------------------------------------------------
PBHG Global Technology & Communications14      *               *                *                *               _____%
------------------------------------------------------------------------------------------------------------------------------------

*   The Portfolio was not in operation for the full period.

(1) The PBHG Growth Fund commenced operations on December 19, 1985. The Advisor Class shares of this Portfolio commenced operations on August 19, 1996.

(2) The PBHG Emerging Growth Fund commenced operations with its predecessor on June 15, 1993.

(3) The PBHG Large Cap Growth Fund commenced operations on April 5, 1995.

(4) The PBHG Select Equity Fund commenced operations on April 5, 1995.

(5) The PBHG Core Growth Fund commenced operations on January 2, 1996.

(6) The PBHG Limited Fund commenced operations on July 1, 1996.

(7) The PBHG Large Cap 20 Fund commenced operations on December 1, 1996.

(8) The PBHG Large Cap Value Fund commenced operations on January 1, 1997.

(9) The PBHG International Fund commenced operations on June 14, 1994.

(10) The PBHG Technology & Communications Fund commenced operations on October 2, 1995.

(11) The PBHG Strategic Small Company Fund commenced operations on January 1, 1997.

(12) The PBHG Mid-Cap Value Fund and the PBHG Small Cap Value Fund commenced operations on May 1, 1997.

(13) The PBHG New Opportunities Fund and the PBHG Focused Value Fund commenced operations on February 19, 1999.

(14) The PBHG Global Technology & Communications Fund commenced operations on June 1, 2000.

Quotations of total return, which are not annualized, represent historical earnings and asset value fluctuations. Total return is based on past performance and is not a guarantee of future results.


                              FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP ("PWC") located at 2400 Eleven Penn Center, Philadelphia, Pennsylvania, serves as the independent accountants for the Fund. PWC provides audit services, tax return review and assistance and consultation in connection with review of SEC filings.


The audited financial statements for the fiscal year ended March 31, 2000 and the report of the independent accountants for that year are included in the Fund's Annual Report to Shareholders dated March 31, 2000. The unaudited financial statements for the six-month fiscal period ended September 30, 2000 are included in the Fund's Semi-Annual Report to Shareholders dated September 30, 2000. The Annual Report, except for pages one through seven thereof, and the Semi-Annual Report, except for pages ___, are incorporated herein by reference and made a part of this Statement of Additional Information. The financial statements for the fiscal year ended March 31, 2000 have been audited by PricewaterhouseCoopers LLP and incorporated by reference into the Statement of Additional Information in reliance on the report of PWC, independent accountants, given on the authority of that firm as experts in auditing and accounting.

                            PART C: OTHER INFORMATION

ITEM 23.  EXHIBITS:

Each of the following exhibits was filed under The PBHG Funds, Inc.'s registration number 2-99810:

     (a) Articles of Restatement of the Registrant filed January 21, 1999. Incorporated herein by reference to Post-Effective Amendment No. 36 to Registrants Registration Statement on Form N-1A ("PEA No. 36").

                Articles of Amendment filed April 4, 2000. Incorporated herein by reference to Post-Effective Amendment No. 39 to Registrants Registration Statement on Form N-1A ("PEA No. 39").

     (b) Amended and Restated By-Laws of the Registrant adopted effective April 9, 1998. Incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A ("PEA No. 34").

     (c)        Articles of Incorporation filed as (a)

                Interim Investment Advisory Agreement dated September 22, 2000, by and between the Registrant, on behalf of each portfolio of the Registrant, and Pilgrim Baxter & Associates, Ltd.

                Interim Investment Sub-Advisory Agreement dated September 22, 2000, by and between the Registrant, on behalf of the PBHG Large Cap Value, Mid-Cap Value, Small Cap Value, Focused Value and Strategic Small Company Funds, Pilgrim Baxter & Associates, Ltd. and Pilgrim Baxter Value Investors, Inc.

                Interim Investment Sub-Advisory Agreement dated September 22, 2000, by and between the Registrant, on behalf of the PBHG International Fund, Pilgrim Baxter & Associates, Ltd. and Murray Johnstone International Limited.

                Interim Investment Sub-Advisory Agreement dated September 22, 2000, by and between the Registrant, on behalf of the PBHG Cash Reserves Fund, Pilgrim Baxter & Associates, Ltd. and Wellington Management Company, LLP.

                Escrow Agreement dated September 22, 2000, by and between the Registrant, on behalf of each portfolio of the Registrant, Pilgrim Baxter & Associates, Ltd. and First Union National Bank


     (e) Distribution Agreement between the Registrant and SEI Financial Services Company dated July 1, 1996 and Schedule A dated April 1, 1997. Incorporated herein by reference to PEA No. 30.

                Schedule A dated October 4, 2000 to Distribution Agreement dated April 1, 1997 by and between the Registrant and SEI Financial Services Company. Incorporated herein by reference to Post Effective Amendment No. 38 to the Registrant's Registration Statement ("PEA No. 38").

     (f)        Not Applicable

     (g) Custodian Agreement between the Registrant and The Northern Trust Company, on behalf of the International Fund. Incorporated herein by reference to PEA No. 30.

                First Amendment to Custody Agreement between the Registrant and The Northern Trust Company dated June 4, 1998 on behalf of the International Fund. Incorporated herein by reference to PEA No. 35.

                Custodian Agreement between the Registrant and CoreStates Bank, N.A. and Schedule A dated April 1, 1997. Incorporated herein by reference to PEA No. 30.

                Schedule A dated January 25, 1999 to Custodian Agreement dated April 1, 1997 by and between the Registrant and First Union National Bank. Incorporated herein by reference to PEA No. 36.

     (h) Administrative Services Agreement between the Registrant and PBHG Fund Services dated July 1, 1996 and Exhibit A dated April 1, 1997. Incorporated herein by reference to PEA No. 30.

                Schedule A dated April 4, 2000 to Administrative Services Agreement dated July 1, 1996 by and between the Registrant and PBHG Fund Services. Incorporated herein by reference to PEA No. 38.

                Sub-Administrative Services Agreement between the Registrant and SEI Fund Resources dated July 1, 1996 and Schedule A dated April 1, 1997. Incorporated herein by reference to PEA No. 30.

                Amendment dated May 1, 1998 to Sub-Administrative Services Agreement between the Registrant, PBHG Fund Services and SEI Fund Resources dated July 1, 1996. Incorporated herein by reference to PEA No. 35.

                Schedule A dated April 4, 2000 to Sub-Administrative Services Agreement dated July 1, 1996 by and between the Registrant, PBHG Fund Services and SEI Fund Resources. Incorporated herein by reference to PEA No. 38.

                Schedule A dated April 4, 2000 to Agency Agreement dated January 1, 1998 by and between the Registrant and DST Systems, Inc. Incorporated herein by reference to PEA No. 38.

                Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Core Growth Fund dated September 24, 1996. Incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A ("PEA No. 25").

                Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Limited Fund dated September 24, 1996. Incorporated herein by reference to PEA No. 25.

                Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Large Cap 20 Fund dated November 24, 1996. Incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A ("PEA No. 27").

                Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Large Cap Value Fund dated December 16, 1996. Incorporated herein by reference to PEA No. 27.

                Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Strategic Small Company Fund dated December 16, 1996. Incorporated herein by reference to PEA No. 27.

                Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG International Fund dated March 6, 1997. Incorporated herein by reference to PEA No. 30.

                Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Mid-Cap Value Fund dated April 1, 1997. Incorporated herein by reference to PEA No. 30.

                Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Small Cap Value Fund dated April 1, 1997. Incorporated herein by reference to PEA No. 30.

                Form of Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd on behalf of each Portfolio with respect to its Advisor Class shares. Incorporated herein by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A filed on July 21, 1997.

                Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Focused Value Fund dated December 3, 1998. Incorporated herein by reference to PEA No. 36.

                Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG New Opportunities Fund dated January 25, 1999. Incorporated herein by reference to PEA No. 36.

                Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Global Technology & Communications Fund dated April 4, 2000. Incorporated herein by reference to PEA No. 38.

                Shareholder Services Agreement between the Registrant and PBHG Fund Services dated January 1, 1998. Incorporated herein by reference to PEA No. 35.

      (i)       Not Applicable

      (j) Opinion of PricewterhouseCoopers, LLP [To be filed by subsequent Post Effective Amendment].

      (k)       Not Applicable

      (l) Letter from Philadelphia Life Insurance Company to the Registrant with respect to the initial capitalization of the Registrant. Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A.

      (m) Plan pursuant to Rule 12b-1 with respect to Advisor Class shares. Incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A.

      (n)       Not Applicable

      (o) Rule 18f-3 Multiple Class Plan dated November 20, 1995 and Schedule A dated April 1, 1997. Incorporated herein by reference to PEA No. 30.



                Schedule A dated April 4, 2000 to Rule 18f-3 Multiple Class Plan dated November 20, 1995 by and between Registrant and Pilgrim Baxter & Associates, Ltd.


      (p) Code of Ethics of Registrant. Incorporated herein by reference to PEA No. 38.

                Code of Ethics of Pilgrim Baxter & Associates, Ltd. Incorporated herein by reference to PEA No. 38.

                Code of Ethics of Pilgrim Baxter Value Investors, Inc. Incorporated herein by reference to PEA No. 39.

                Code of Ethics of Murray Johnstone International Limited. Incorporated herein by reference to PEA No. 39.

                Code of Ethics of Wellington Management Company LLP. Incorporated herein by reference to PEA No. 39.

                Code of Ethics of SEI Investments Distribution Company. Incorporated herein by reference to PEA No. 38.

  24            (a)   Directors' Power of Attorney.  Incorporated herein by
                reference to PEA No. 34.
                (b) Officers' Power of Attorney. Incorporated herein by r eference to PEA No. 34.


Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

There are no persons that are controlled by or under common control with the Registrant.


Item 25.   INDEMNIFICATION

The Articles of Incorporation of the Registrant include the following:

                                   ARTICLE VII

7.4 Indemnification. The Corporation, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required, by the General Laws of the State of Maryland and the Investment Company Act of 1940, as amended ("1940 Act"). The By-Laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan, against any liability (including, with respect to employee benefit plans, excise taxes) asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability. The rights provided to any person by this Article 7.4 shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Incorporation shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

The Amended and Restated By-Laws of the Registrant include the following:

                                   ARTICLE IX
                     INDEMNIFICATION AND ADVANCE OF EXPENSES

              Section 1. INDEMNIFICATION OF DIRECTORS AND OFFICERS. The Corporation shall indemnify its directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify its officers to the same extent as its directors and to such further extent as is consistent with law. The Corporation shall indemnify its directors and officers who, while serving as directors or officers, also serve at the request of the Corporation as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, real estate investment trust, trust, other enterprise or employee benefit plan to the fullest extent consistent with law. The indemnification and other rights provided for by this Article shall continue as to a person who has ceased to be a director or officer, and shall inure to the benefit of the heirs, executors and administrators of such a person. This Article shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office ("disabling conduct").

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended ("1933 Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

To the extent that the Articles of Incorporation, By-Laws or any other instrument pursuant to which the Registrant is organized or administered indemnify any director or officer of the Registrant, or that any contract or agreement indemnifies any person who undertakes to act as investment adviser or principal underwriter to the Registrant, any such provision protecting or purporting to protect such persons against any liability to the Registrant or its security holders to which he would otherwise by subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties, or by reason of his contract or agreement, will be interpreted and enforced in a manner consistent with the provisions of Sections 17(h) and (i) of the 1940 Act, as amended, and Release No. IC-11330 issued thereunder.


ITEM 26.      BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

The list required by this Item 26 of officers and directors of Pilgrim Baxter & Associates, Ltd. and Pilgrim Baxter Value Investors, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A of the respective Forms ADV, filed by Pilgrim Baxter & Associates, Ltd. and Pilgrim Baxter Value Investors, Inc. pursuant to the Investment Advisers Act of 1940, as amended ("Advisers Act"), (SEC File Nos. 801-48872 and 801-33560 respectively).

The list required by this Item 26 of officers and directors of Murray Johnstone International Limited, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Murray Johnstone International Limited pursuant to the Advisers Act, (SEC File No. 801-34926).

The list required by this Item 26 of officers and directors of Wellington Management, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Wellington Management pursuant to the Advisers Act (SEC File No. 801-15908).


ITEM 27. PRINCIPAL UNDERWRITERS

(a) Registrant's distributor, SEI Investments Distribution Co., acts as distributor for:

SEI Daily Income Trust                              July 15, 1982
SEI Liquid Asset Trust                              November 29, 1982
SEI Tax Exempt Trust                                December 3, 1982
SEI Index Funds                                     July 10, 1985
SEI Institutional Managed Trust                     January 22, 1987
SEI Institutional International Trust               August 30, 1988
The Advisors' Inner Circle Fund                     November 14, 1991
The Pillar Funds                                    February 28, 1992
CUFund                                              May 1, 1992
STI Classic Funds                                   May 29, 1992
First American Funds, Inc.                          November 1, 1992
First American Investment Funds, Inc.               November 1, 1992
The Arbor Fund                                      January 28, 1993
The Achievement Funds Trust                         December 27, 1994
Bishop Street Funds                                 January 27, 1995
CrestFunds, Inc.                                    March 1, 1995
STI Classic Variable Trust                          August 18, 1995
Ark Funds                                           November 1, 1995

Huntington Funds                                    January 11, 1996
SEI Asset Allocation Trust                          April 1, 1996
TIP Funds                                           April 28, 1996
The PBHG Funds, Inc.                                June 1, 1996
PBHG Insurance Series Fund, Inc.                    April 1, 1997
SEI Institutional Investments Trust                 June 14, 1996
First American Strategy Funds, Inc.                 October 1, 1996
Highmark Funds                                      February 15, 1997
Armada Funds                                        March 8, 1997
Expedition Funds                                    June 9, 1997
TIP Institutional Funds                             January 1, 1998
Oak Associates Funds                                February 27, 1998
The Nevis Fund, Inc.                                June 29, 1998
The Parkstone Group of Funds                        September 14, 1998
Amerindo Funds                                      July 13, 1999
CNI Charter Funds                                   April 1, 1999
Parkstone Advantage Funds                           April 1, 1999
Huntington VA Funds                                 October 15, 1999
Friends Ivory Funds                                 December 16, 1999

SFS provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

The principal business address of each person named in the table below is SEI Investments Distribution Co., One Freedom Valley Road, Oaks, Pennsylvania 19456

                                                                                        Positions and
                                                                                        Offices with
Name                                Position and Office With Underwriter                Registrant
----                                ------------------------------------                --------------

Alfred P. West, Jr.                 Director, Chairman                                  -
                                    Of Board of Directors
Mark J. Held                        President & Chief Operating Officer                 -
Robert M. Silvestri                 Chief Financial Officer & Treasurer                 -
Carmen V. Romeo                     Director & Executive Vice President                 -
Gilbert L. Beebower                 Executive Vice President                            -

Dennis J. McGonigle                 Executive Vice President                            -
Richard B. Lieb                     Executive Vice President, President -               -
                                    Investment Services Division
Leo J. Dolan, Jr.                   Senior Vice President                               -
Carl A. Guarino                     Senior Vice President                               -
Jack May                            Senior Vice President                               -
Hartland J. McKeown                 Senior Vice President
Kevin P. Robins                     Senior Vice President
Patrick K. Walsh                    Senior Vice President                               -
Robert Crudup                       Vice President & Managing Director                  -
Vic Galef                           Vice President & Managing Director                  -
Kim Kirk                            Vice President & Managing Director                  -
John Krzeminski                     Vice President & Managing Director                  -
Carolyn McLaurin                    Vice President & Managing Director
Paul Lonergan                       Vice President & Managing Director
John D. Anderson                    Vice President & Managing Director


                                      C-8


Scott W. Dellorfano                 Vice President & Managing Director
Steven A. Gardner                   Vice President & Managing Director
Wayne M. Withrow                    Senior Vice President & Managing Director           -
Robert Aller                        Vice President                                      -
Todd Cipperman                      Senior Vice President & General Counsel
Barbara Doyne                       Vice President                                      -
Jeff Drennen                        Vice President                                      -
Kathy Heilig                        Vice President                                      -
Jeff Jacobs                         Vice President                                      -
Samuel King                         Vice President                                      -
Joanne Nelson                       Vice President                                      -
Mark Nagle                          Vice President                                      -
Cynthia M. Parrish                  Vice President & Secretary                          -
Rob Redican                         Vice President                                      -
Maria Reinehart                     Vice President                                      -
Steve Smith                         Vice President                                      -
Daniel Spaventa                     Vice President                                      -
Ellen Marquis                       Vice President
Kathryn L. Stanton                  Vice President
S. Courtney Collier                 Vice President & Assistant Secretary                -
Lydia A. Gavalis                    Vice President & Assistant Secretary                -
Greg Gettinger                      Vice President & Assistant Secretary                -
Timothy Barto                       Vice President & Assistant Secretary                Vice President &
                                                                                        Assistant Secretary
Richard Deak                        Vice President & Assistant Secretary
James Foggo                         Vice President & Assistant Secretary                Vice President &
                                                                                        Assistant Secretary
Christine McCullough                Vice President & Assistant Secretary
Lori White                          Vice President & Assistant Secretary                         -


c.  None.


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS:

Books or other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a), 31a-1(b)(1), (2)(a) and (b), (3), (6), (8),
     (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

     First Union National Bank                   The Northern Trust Company
     530 Walnut Street                           50 South LaSalle Street
     Philadelphia, PA  19106                     Chicago, IL  60675

(b)  With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4); (5);
     (6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of Registrant's Sub-Administrator:

     SEI Fund Resources
     One Freedom Valley Road
     Oaks, PA  19456

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser or Sub-Adviser:

     Pilgrim Baxter & Associates, Ltd.     Murray Johnstone
     825 Duportail Road                    International Limited
     Wayne, PA  19087                      11 West Nile Street
                                           Glasgow, Scotland  G12PX

     Wellington Management Company, LLP    Pilgrim Baxter Value Investors, Inc.
     75 State Street                       825 Duportail Road
     Boston, MA  02109                     Wayne, PA 19087


ITEM 29.  MANAGEMENT SERVICES:

None


ITEM 30.   UNDERTAKINGS:

Not Applicable

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 41 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne, and Commonwealth of Pennsylvania on the 27 day of October, 2000.


                                        THE PBHG FUNDS, INC.
                                        --------------------
                                                Registrant

                                        By:      /S/ HAROLD J. BAXTER
                                                 --------------------
                                                 Harold J. Baxter
                                                 Chairman and Director

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                     TITLE                            DATE



/S/ HAROLD J. BAXTER          Chairman and Director             OCTOBER 27, 2000
-----------------------                                    ---------------------

Harold J. Baxter


___        *                  Director                          OCTOBER 27, 2000
----------------------                                     ---------------------

John R. Bartholdson


___        *                  Director                          OCTOBER 27, 2000
----------------------                                     ---------------------

Jettie M. Edwards


___        *                  Director                          OCTOBER 27, 2000
----------------------                                     ---------------------

Albert A. Miller


/S/ GARY L. PILGRIM           President                         OCTOBER 27, 2000
----------------------                                     ---------------------

Gary L. Pilgrim


/S/ MEGHAN M. MAHON           Vice President &                  OCTOBER 27, 2000
-------------------           Assistant Secretary          ---------------------
Meghan M. Mahon

/S/ LEE T. CUMMINGS           Treasurer, Chief Financial        OCTOBER 27, 2000
---------------------         Officer and Controller       ---------------------
Lee T. Cummings




                               *        By:      /S/ JOHN M. ZERR
                                                 ----------------
                                                 John M. Zerr
                                                 Attorney-in-Fact

                                  EXHIBIT LIST

7
Exhibit
Number          Description
-------         ------------

EX- 99.B(d)     Interim Investment Advisory Agreement dated September 22,
                2000, by and between the Registrant, on behalf of each portfolio of the Registrant, and Pilgrim Baxter & Associates,
                Ltd. Registrant, on behalf of each portfolio of the Registrant, and Pilgrim Baxter & Associates, Ltd.

                Interim Investment Sub-Advisory Agreement dated September 22, 2000, by and between the Registrant, on behalf of the PBHG Large Cap Value, Mid-Cap Value, Small Cap Value, Focused Value and Strategic Small Company Funds, Pilgrim Baxter & Associates, Ltd. and Pilgrim Baxter Value Investors, Inc.

                Interim Investment Sub-Advisory Agreement dated September 22, 2000, by and between the Registrant, on behalf of the PBHG International Fund, Pilgrim Baxter & Associates, Ltd. and Murray Johnstone International Limited.

                Interim Investment Sub-Advisory Agreement dated September 22, 2000, by and between the Registrant, on behalf of the PBHG Cash Reserves Fund, Pilgrim Baxter & Associates, Ltd. and Wellington Management Company, LLP.

                Escrow Agreement dated September 22, 2000, by and between the Registrant, on behalf of each portfolio of the registrant, Pilgrim Baxter & Associates, Ltd. and First Union National Bank.

EX- 99.B(j)     Opinion of PricewterhouseCoopers, LLP [To be filed in subsequent
                Post Effective Amendment to the Registrant's Registration
                Statement].

EX-99.B(o)      Schedule A dated April 4, 2000 to Rule 18f-3 Multiple Class Plan dated November 20, 1995 by and between Registrant and Pilgrim
                Baxter & Associates, Ltd.

                                                                      EX-99.B(d)


                      INTERIM INVESTMENT ADVISORY AGREEMENT

         AGREEMENT, entered into as of this _____ day of _______________, between Pilgrim Baxter & Associates, Ltd. (the "Adviser") and The PBHG Funds, Inc. (the "Fund").

         WHEREAS, the Fund is a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company;

         WHEREAS, the Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act");

         WHEREAS, the Adviser provides invest advisory services to all of the Portfolios of the Fund listed on Schedule A hereto (the "Portfolios") and with respect to certain Portfolios ("Sub-Advised Portfolios") provides investment advisory services using sub-advisers ("Sub-Advisers") (both the Sub-Advised Portfolios and the Sub-Advisers are listed on Schedule B hereto);

         WHEREAS, United Asset Management, Inc., is about to be acquired by an affiliate of Old Mutual, PLC in a transaction that will result in an assignment as that term is defined in the 1940 Act;

         WHEREAS, the Adviser's current investment advisory agreement (including the current investment sub-advisory agreements for the Sub-Advisers) (the "Prior Investment Advisory Agreement") with the Fund on behalf of the Portfolios will terminate upon their "assignment" as that term is defined under the 1940 Act, and the Adviser and the Sub-Advisers are willing to continue to furnish such services to the Portfolios under this interim investment advisory agreement (and related interim investment sub-advisory agreements) until a new investment advisory agreement and new investment sub-advisory agreements are approved by the directors of the Fund and the shareholders of the Portfolios as required by
Section 15 of the 1940 Act;

         WHEREAS, the Fund wishes to continue to retain the Adviser and the Sub-Advisers to render investment advisory services to the Fund and the Adviser and the Sub-Advisers are willing to furnish such services to the Portfolios and the Sub-Advised Portfolios;

         WHEREAS, the Fund, the Adviser and the Sub-Advisers desire to comply with the provisions of Rule 15a-4 including subsection (b) thereof under the 1940 Act; and

         WHEREAS, the directors of the Fund, including a majority of those directors who are not interested persons of the Fund, have found that the scope and quality of services to be provided to the Fund under this Agreement will be at least equivalent to the scope and quality of services provided under the Prior Investment Advisory Agreement.

         NOW, THEREFORE, in consideration of the promises and mutual covenants herein contained, it is agreed between the Fund and the Adviser as follows:

1. APPOINTMENT. The Fund hereby appoints the Adviser to act as investment adviser to the Fund for the periods and on the terms in this Agreement. The Adviser accepts such appointment and agrees to furnish the services herein set forth, for the compensation herein provided.

2. INVESTMENT ADVISORY DUTIES. Subject to the supervision of the Directors of the Fund, the Adviser will, (a) provide a program of continuous investment management for the Portfolios in accordance with the Portfolios' investment objectives, policies and limitations as stated in each Portfolio's Prospectus and Statement of Additional Information included as part of the Fund's Registration Statement filed with the Securities and Exchange Commission, as they may be amended from time to time, copies of which shall be provided to the Adviser by the Fund; (b) make investment decisions for the Funds; and (c) place orders to purchase and sell securities for the Portfolios.

In performing its investment management services to the Portfolios hereunder, the Adviser will provide the Portfolios with ongoing investment guidance and policy direction, including oral and written research, analysis, advice, statistical and economic data and judgments regarding individual investments, general economic conditions and trends and long-range investment policy. The Adviser will determine the securities, instruments, repurchase agreements, options, futures and other investments and techniques that the Portfolios will purchase, sell, enter into or use, and will prove an ongoing evaluation of the Portfolios' investments. The Adviser will determine what portion of the Portfolios' investments shall be invested in securities and other assets, and what portion, if any, should be held uninvested. The Adviser shall furnish to the Fund adequate (i) office space, which may be space within the offices of Adviser or in such other place as may be agreed upon from time to time and (ii) office furnishings, facilities and equipment as may be reasonably required for managing the corporate affairs and conducting the business of the Fund, including complying with the corporate reporting requirements of the various states in which the Fund does business, and conducting correspondence and other communications with the stockholders of the Fund. The Adviser shall employ or provide and compensate the executive, secretarial and clerical personnel necessary to provide such services. Subject to the approval of the Fund's Board of Directors (including a majority of the Directors who are not "interested persons" of the Fund as defined in the 1940 Act) and of the shareholders of the Fund, the Adviser may delegate to a sub-adviser some or all of its duties enumerated in Section 2 hereof. The Adviser shall continue to supervise the performance of any such sub-adviser and shall report regularly thereon to the Fund's Board of Directors. The Adviser further agrees that, in performing its duties hereunder, it will:

         (a) comply with the 1940 Act and all rules and regulations thereunder, the Advisers Act, the Internal Revenue Code (the "Code"), and all other applicable federal and state laws and regulations, and with any applicable procedures adopted by the Directors;

         (b) use reasonable efforts to manage each Portfolio so that it will qualify, and continue to qualify, as a regulated investment company under Subchapter M of the Code and regulations issued thereunder;

         (c) place orders pursuant to its investment determinations for each Portfolio directly with the issuer, or with any broker or dealer, in accordance with the applicable policies expressed in each Portfolio's Prospectus and/or Statement of Additional Information and in accordance with applicable legal requirements;

         (d) furnish to the Fund whatever statistical information the Fund may reasonably request with respect to each Portfolio's assets or contemplated investments. In addition, the Adviser will keep the Fund and the Directors informed of developments materially affecting each Portfolio's investments and shall, on the Adviser's own initiative, furnish to the Fund from time to time whatever information the Adviser believes appropriate for this purpose;

         (e) make available to the Fund, promptly upon its request, such copies of the Adviser's investment records and ledgers with respect to the Portfolios as may be required to assist the Fund in its compliance with applicable laws and regulations. The Adviser will furnish the Directors with such periodic and special reports regarding each Portfolio as they may reasonably request; and

         (f) immediately notify the Fund in the event that the Adviser or any of its affiliates: (1) becomes aware that it is subject to a statutory disqualification that prevents the Adviser from serving as investment adviser pursuant to this Agreement; or (2) becomes aware that it is the subject of an administrative proceeding or enforcement action by the Securities and Exchange Commission ("SEC") or other regulatory authority. The Adviser further agrees to notify the Fund immediately of any material fact known to the Adviser respecting or relating to the Adviser that is not contained in the Fund's Registration Statement, or any amendment or supplement thereto, but that is required to be disclosed therein, and of any statement contained therein that becomes untrue in any material respect.

         3. ADDITIONAL SERVICES. If the Fund so requests, the Adviser shall also maintain all internal bookkeeping, accounting and auditing services and records in connection with maintaining the Fund's financial books and records, and shall calculate each Portfolio's daily net asset value. For these services, each Portfolio shall pay to the Adviser a monthly fee, which shall be in addition to the fees payable pursuant to Section 5, to reimburse the Adviser for its costs, without profit, for performing such services.

         4. ALLOCATION OF CHARGES AND EXPENSES. Except as otherwise specifically provided in this Section 4, the Adviser shall pay the compensation and expenses of all its directors, officers and employees who serve as officers and executive employees of the Fund (including the Fund's share of payroll taxes for such persons), and the Adviser shall make available, without expense to the Fund, the service of its directors, officers and employees who may be duly-elected officers of the Fund, subject to their individual consent to serve and to any limitations imposed by law.

The Adviser shall not be required to pay any expenses of the Fund other than those specifically allocated to the Adviser in this Section 4. In particular, but without limiting the generality of the foregoing, the Adviser shall not be responsible, except to the extent of the reasonable compensation of such of the Fund's employees as are officers or employees of the Adviser whose services may be involved, for the following expenses of the Fund: organization and certain offering expenses of the Fund (including out-of-pocket expenses, but not including the Adviser's overhead and employee costs); fees payable to the Adviser and to any other Fund advisers or consultants; legal expenses, auditing and accounting expenses; interest expenses; telephone, telex, facsimile, postage and other communications expenses; taxes and governmental fees; fees, dues and expenses incurred by or with respect to the Fund in connection with membership in investment company trade organizations; costs of insurance relating to fidelity coverage for the Fund's officers and employees; fees and expenses of the Fund's custodian, any sub-custodian, transfer agent, registrar, or dividend disbursing agent; payments to the Adviser for maintaining the Fund's financial books and records and calculating the daily net asset value pursuant to Section 3 hereof; other payments for portfolio pricing or valuation services to pricing agents, accountants, bankers and other specialists, if any; expenses of preparing share certificates; other expenses in connection with the issuance, offering, distribution, sale or redemption of securities issued by the Fund; expenses relating to investor and public relations; expenses of registering and qualifying shares of the Fund for sale, freight, insurance and other charges in connection with the shipment of the Fund's portfolio securities; brokerage commissions or other costs of acquiring or disposing of any portfolio securities or other assets of the Fund, or of entering into other transactions or engaging in any investment practices with respect to the Fund; expenses of printing and distributing Prospectuses, Statements of Additional Information, reports, notices and dividends to stockholders; costs of stationery; any litigation expenses; costs of stockholders' meetings; the compensation and all expenses (specifically including travel expenses relating to the Fund's business) of officers, directors and employees of the Fund who are not interested persons of the Adviser; and travel expenses (or an appropriate portion thereof) of officers or directors of the Fund who are officers, directors or employees of the Adviser to the extent that such expenses relate to attendance at meetings of the Board of Directors of the Fund with respect to matters concerning the Fund, or any committees thereof or advisers thereto.

         5. COMPENSATION. The compensation earned under this Agreement is set forth with respect to each Portfolio in Schedule A (attached hereto). Such compensation will be held in interest-bearing escrow accounts for each Portfolio with the Fund's custodian bank. If a majority of a Portfolio's outstanding voting securities (as defined in the 1940 Act) approve a new contract with the Adviser by the end of the 150-day period (commencing on the date of "assignment" (the "Assignment Date")), the amount in such escrow account (including interest earned) will be paid to the Adviser upon the date of such approval by each Portfolio. If a majority of the Fund's outstanding voting securities do not approve a contract with the Adviser by the end of such 150 day period, the Adviser will be paid, out of the escrow account, the lessor of: (i) Any costs incurred in performing the interim contract (plus interest earned on that amount while in escrow); or (ii) The total amount in the escrow account (plus interest earned).

With respect to the interim investment sub-advisory agreements to be entered into with each separate Sub-Adviser, if a majority of a specific Portfolio's outstanding voting securities (as defined in the 1940 Act) approve a new contract with the Sub-Adviser by the end of the 150-day period (commencing on the Assignment Date), the amount in the escrow account (including interest earned) will be paid to the

Adviser upon the date of such approval by each such Portfolio. If a majority of the Fund's outstanding voting securities do not approve a contract with the Sub-Adviser by the end of such 150 day period, the Adviser be paid, out of the escrow account, the lessor of: (i) Any costs incurred in performing the interim contract (plus interest earned on that amount while in escrow); or (ii) The total amount in the escrow account (plus interest earned).

As compensation for the services provided and expenses assumed by the Adviser under this Agreement, except for any additional services provided by the Adviser pursuant to Section 3 hereof, each Portfolio will place in escrow for the Adviser at the end of each calendar month an advisory fee as set forth in Schedule A hereto. In the event that the assignment occurs before the end of a month, the compensation earned for the period of time before and including the Assignment Date will be paid to the Adviser, and the compensation earned after the Assignment Date will be deposited in escrow. The advisory fee is computed daily as a percentage of each portfolio's average daily net assets. The "average daily net assets" of a Portfolio shall mean the average of the values placed on the Portfolio's net assets as of 4:00 p.m. (Eastern time) on each day on which the net asset value of the Portfolio is determined consistent with the provisions of Rule 22c-1 under the 1940 Act or, if the Portfolio lawfully determines the value of its net assets as of some other time on each business day, as of such other time. The value of net assets of the Portfolio shall always be determined pursuant to the applicable provisions of the Fund's Articles of Incorporation, and the Registration Statement. If, pursuant to such provisions, the determination of net asset value is suspended for any particular business day, then for the purposes of this Section 5, the value of the net assets of the Portfolio as last determined shall be deemed to be the value of its net assets as of the close of regular trading on the New York Stock Exchange, or as of such other time as the value of the net assets of the Portfolio's securities may lawfully be determined, on that day. If the determination of the net asset value of the shares of a Portfolio has been so suspended for a period including any month and when the Adviser's compensation is payable at the end of such month, then such value shall be computed on the basis of the value of the net assets of the Portfolio as last determined (whether during or prior to such month). If the Portfolio determines the value of the net assets more than once on any day, then the last such determination thereof on that day shall be deemed to be the sole determination thereof on that day for the purposes of this Section 5.

         6. BOOKS AND RECORDS. The Adviser agrees to maintain such books and records with respect to its services to the Fund as are required by Section 31 under the 1940 Act, and rules adopted thereunder, and by other applicable legal provisions, and to preserve such records for the periods and in the manner required by that Section, and those rules and legal provisions. The Adviser also agrees that records it maintains and preserves pursuant to Rules 31a-1 and 31a-2 under the 1940 Act and otherwise in connection with its services hereunder are the property of the Fund and will be surrendered promptly to the Fund upon its request. And the Adviser further agrees that it will furnish to regulatory authorities having the requisite authority any information or reports in connection with its services hereunder which may be requested in order to determine whether the operations of the Fund are being conducted in accordance with applicable law and regulations.

         7. STANDARD OF CARE AND LIMITATION OF LIABILITY. The Adviser shall exercise its best judgment in rendering the services provided by it under this Agreement. The Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or the holders of the Fund's shares in connection with the matters to which this Agreement relates, provided that nothing in this Agreement shall be deemed to protect or purport to protect the Adviser against any liability to the Fund or to holders of the Fund's shares to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of the Adviser's reckless disregard of its obligations and duties under this Agreement. As used in this Section 7, the term "Adviser" shall include any officers, directors, employees or other affiliates of the Adviser performing services with respect to the Fund.

         8. SERVICES NOT EXCLUSIVE. It is understood that the services of the Adviser are not exclusive, and that nothing in this Agreement shall prevent the Adviser from providing similar services to other investment companies or to other series of investment companies, or from engaging in other activities, provided such other services and activities do not, during the term of the Agreement, interfere in a material manner with the Adviser's ability to meet its obligations to the Fund hereunder. When the Adviser recommends the purchase or sale of the same security for a Portfolio, it is understood that in light of its fiduciary duty to the Portfolio, such transactions will be executed on a basis that is fair and equitable to the Portfolio. In connection with purchases or sales of portfolio securities for the account of a Portfolio, neither the Adviser nor any of its directors, officers, or employees shall act as principal or agent or receive any commission provided that portfolio transactions for a Portfolio may be executed through firms affiliated with the Adviser, in accordance with applicable legal requirements. If the Adviser provides any advice to its clients concerning the shares of the Fund, the Adviser shall act solely as investment counsel for such clients and not in any way on behalf of the Fund.

         9. DURATION AND TERMINATION. This Agreement shall commence on the date on which the Prior Investment Advisory Agreement is terminated by its assignment (the "Assignment Date") and continue until, the sooner of the date: (i) With respect to a portfolio, the date when a new investment advisory agreement is approved by the directors and a majority (as defined in the 1940 Act) of a Portfolio's outstanding voting securities (as defined in the 1940 Act); or (ii) One hundred and fifty (150) days from the Assignment Date. Once an individual Portfolio listed on Schedule A hereto receives approval from a majority of the outstanding voting securities as required by section (i) above, that individual Portfolio will be deemed to have terminated this Agreement and be governed by the new investment advisory agreement. Notwithstanding the foregoing, this Agreement may be terminated as to a Portfolio (a) at any time without penalty by the Fund upon the vote of a majority of the Directors or by vote of the majority of the Portfolio's outstanding voting securities, upon ten (10) days' written notice to the Adviser or (b) by the Adviser at any time without penalty, upon sixty (60) days' written notice to the Fund. This Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act), but not including the assignment referenced in the first sentence of this section.

         10. AMENDMENTS. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought, and no amendment of this Agreement shall be effective until approved by an affirmative vote of (i) a majority of the outstanding voting securities of the Fund, and (ii) a majority of the Directors, including a majority of Directors who are not interested persons of any party to this Agreement, cast in person at a meeting called for the purpose of voting on such approval, if such approval is required by applicable law.

         11. MISCELLANEOUS.

         (a) This Agreement shall be governed by the laws of the State of Maryland, provided that nothing herein shall be construed in a manner inconsistent with the 1940 Act, the Advisers Act, or rules or orders of the SEC thereunder.

         (b) The captions of this Agreement are included for convenience only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect.

         (c) If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected hereby and, to this extent, the provisions of this Agreement shall be deemed to be severable.

         (d) Nothing herein shall be construed as constituting the Adviser as an agent of the Fund.

         IN WITNESS WHEREFORE, the parties hereto have caused this Agreement to be executed by their officers designated below as of

THE PBHG FUNDS, INC.                        PILGRIM BAXTER & ASSOCIATES,
                                            LTD.



By:  _________________________              By:  _______________________________

Title:  ________________________            Title:  ____________________________

                          INVESTMENT ADVISORY AGREEMENT

                                   SCHEDULE A

         Pursuant to Section 5 of this Agreement, each Portfolio shall place in escrow for the Adviser, at the end of each calendar month, compensation computed daily at an annual rate of the Portfolio's average daily net assets as follows:


The PBHG Funds, Inc.                                                  Fee

         PBHG Growth Fund (4/28/95)                                   0.85%
         PBHG Emerging Growth Fund (4/28/95)                          0.85%
         PBHG International Fund (4/28/95)                            1.00%
         PBHG Large Cap Growth Fund (4/28/95)                         0.75%
         PBHG Select Equity Fund (4/28/95)                            0.85%
         PBHG Cash Reserves Fund (4/28/95)                            0.30%
         PBHG Technology & Communications Fund (4/28/95)              0.85%
         PBHG Core Growth Fund (4/28/95)                              0.85%
         PBHG Limited Fund (4/28/95)                                  1.00%
         PBHG Large Cap 20 Fund (4/28/95)                             0.85%
         PBHG Large Cap Value Fund (4/28/95)                          0.65%
         PBHG Mid-Cap Value Fund (4/l/97)                             0.85%
         PBHG Strategic Small Company Fund (4/28/95)                  1.00%
         PBHG Small Cap Value Fund (4/l/97)                           1.00%
         PBHG Focused Value Fund (12/4/98)                            0.85%
         PBHG New Opportunities Fund (1/25/99)                        1.00%
         PBHG Global Technology & Communications Fund (4/4/00)        1.50%

                                   SCHEDULE B

                      INVESTMENT SUB-ADVISORY ARRANGEMENTS


PILGRIM BAXTER VALUE INVESTORS, INC.
------------------------------------

         PBHG Large Cap Value Fund
         PBHG Mid-Cap Value Fund
         PBHG Strategic Small Company Fund
         PBHG Small Cap Value Fund
         PBHG Focused Value Fund

MURRAY JOHNSTONE
----------------

         PBHG International Fund

WELLINGTON
----------

         PBHG Cash Reserves Fund

                    INTERIM INVESTMENT SUB-ADVISORY AGREEMENT

         AGREEMENT made as of this _____ day of _______, by and among Pilgrim Baxter & Associates, Ltd. (the "Adviser"), Pilgrim Baxter Value Investors, Inc. (the "Sub-Adviser") and The PBHG Funds, Inc., a Maryland corporation (the "Company").

         WHEREAS, the Company is a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company;

         WHEREAS, pursuant to the Interim Investment Advisory Agreement dated _______________ and Schedule A dated _______________ between the Adviser and the Company, the Adviser will act as investment adviser to the separate portfolios of the Company (the "Portfolios") specified in Schedule A;

         WHEREAS, the Adviser and the Company each desire to retain the Sub-Adviser to provide investment advisory services to the Company in connection with the management of the Portfolios, and the Sub-Adviser is willing to render such investment advisory services;

         WHEREAS, United Asset Management, Inc., the parent of both the Sub-Adviser and the Adviser, is about to be acquired by an affiliate of Old Mutual, plc in a transaction that will result in an assignment as that term is defined in the 1940 Act;

         WHEREAS, the Adviser's current investment advisory agreement and the Sub-Adviser's current investment sub-advisory agreements (the "Prior Investment Advisory Agreements") with the Company on behalf of the Portfolios will terminate upon their "assignment" as that term is defined under the 1940 Act;

         WHEREAS, the Adviser and the Sub-Adviser are willing to continue to furnish such services to the Portfolios under this interim investment sub-advisory agreement until a new investment advisory agreement and new investment sub-advisory agreement are approved by the directors of the Company and the shareholders of the Portfolios as required by Section 15 of the 1940 Act;

         WHEREAS, the Company, the Adviser and the Sub-Advisers desire to comply with the provisions of Rule 15a-4 including subsection (b) thereof under the 1940 Act; and

         WHEREAS, the directors of the Company, including a majority of those directors who are not interested persons of the Company, have found that the scope and quality of services to be provided to the Company under this Agreement will be at least equivalent to the scope and quality of services provided under the Prior Investment Advisory Agreements.

                  NOW, THEREFORE, the parties hereto agree as follows:

1. (a) Subject to supervision by the Adviser and the Company's Board of Directors, the Sub-Adviser shall manage the investment operations of the Portfolios and the composition of the Portfolios' investment portfolios, including the purchase, retention and disposition thereof, in accordance with the Portfolios' investment objectives, policies and restrictions as stated in such Portfolios' Prospectus (such Prospectus and Statement of Additional Information as currently in effect and as amended or supplemented from time to time, being herein called the "Prospectus"), and subject to the following understandings:

                  (1) The Sub-Adviser shall provide supervision of the Portfolios' investments and determine from time to time what investments and securities will be purchased, retained or sold by the Portfolios, and what portion of the assets that be invested or held uninvested in cash.

                  (2) In the performance of its duties and obligations under this Agreement, the Sub-Adviser shall act in conformity with the Company's Articles of Incorporation and the Prospectus and with the instructions and directions of the Adviser and of the Board of Directors and will conform and comply with the requirements of the 1940 Act, the Internal Revenue Code of 1986, as amended, and all other applicable federal and state laws and regulations, as each is amended from time to time.

                  (3) The Sub-Adviser shall determine the securities to be purchased or sold by the Portfolios and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in such Portfolios' Registration Statement (as defined herein) and Prospectus or as the Board of Directors or the Adviser may direct from time to time, in conformity with federal securities laws. In providing the Portfolios with investment supervision, the Sub-Adviser will give primary consideration to securing the most favorable price and efficient execution. Within the framework of this policy, the Sub-Adviser may consider the financial responsibility, research and investment information and other services provided by brokers or dealers who may effect or be a party to any such transaction or other transactions to which the Sub-Adviser's other clients may be a party. It is understood that it is desirable for the Portfolios that the Sub-Advisor have access to supplemental investment and market research and security and economic analysis provided by brokers who may execute brokerage transactions at a higher cost to the Portfolios than may result when allocating brokerage to other brokers on the basis of seeking the most favorable price and efficient execution. Therefore, the Sub-Adviser is authorized to place orders for the purchase and sale of securities for the Portfolios with brokers, subject to review by the Company's Board of Directors from time to time with respect to the extent and continuation of this practice. It is understood that the services provided by such brokers may be useful to the Sub-Adviser in connection with the Sub-Adviser's services to other clients.

                  On occasions when the Sub-Adviser deems the purchase or sale of a security to be in the best interest of a Portfolio as well as other clients of the Sub-Adviser, the Sub-

Adviser, to the extent permitted by, applicable laws and regulations, may, but shall be under no obligation to, aggregate the securities to be so purchased or sold in order to obtain the most favorable price or lower brokerage commissions and efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Sub-Adviser in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Portfolios in question and to such other clients.

                  (4) The Sub-Adviser shall maintain all books and records with respect to the Portfolios' portfolio transactions required by subparagraphs
(b)(5), (6), (7), (9), (10) and (11) and paragraph (f) of Rule 31a-1 under the 1940 Act and shall render to the Company's Board of Directors such periodic and special reports as the Company's Board of Directors may reasonably request.

                  (5) The Sub-Adviser shall provide the Portfolios' Custodian on each business day with information relating to all transactions concerning the Portfolios' assets and shall provide the Adviser with such information upon request of the Adviser.

                  (6) The investment management services provided by the Sub-Adviser under this Agreement are not to be deemed exclusive and the Sub-Adviser shall be free to render similar services to others, as long as such services do not impair the services rendered to the Adviser or the Company.

         (b) Services to be furnished by the Sub-Adviser under this Agreement may be furnished through the medium of any of the Sub-Adviser's officers or employees. It is understood that the Sub-Adviser may obtain certain administrative services, including, without limitation, services relating to trade reconciliation and the production of client reports, from its parent company in carrying out its obligations under this Agreement.

         (c) The Sub-Adviser shall keep the Portfolios' books and records required to be maintained by the Sub-Adviser pursuant to paragraph 1(a) of this Agreement and shall timely furnish to the Adviser all information relating to the Sub-Adviser's services under this Agreement needed by the Adviser to keep the other books and records of the Portfolios required by Rule 31a-1 under the 1940 Act. The Sub-Adviser agrees that all records that it maintains on behalf of the Portfolio are property of the Portfolios and the Sub-Adviser will surrender promptly to a Portfolio any of such records upon that Portfolio's request; provided, however, that the Sub-Adviser may retain a copy of such records. The Sub-Adviser further agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act any such records as are required to be maintained by it pursuant to paragraph 1(a) of this Agreement.

2. The Adviser shall continue to have responsibility for all services to be provided to the Portfolio pursuant to the Advisory Agreement and shall oversee and review the Sub-Adviser's performance of its duties under this Agreement.

3. The Adviser has delivered to the Sub-Adviser copies of each of the following documents and will deliver to it all future amendments and supplements, if any:

         (a) Articles of Incorporation, as filed with the Secretary of State of Maryland (such Articles of Incorporation as in effect on the date of this Agreement, and as amended from time to time, are herein called the "Articles of Incorporation");

         (b) By-Laws of the Company (such By-Laws, as in effect on the date of this Agreement, and as amended from time to time, are herein called the "ByLaws");

         (c) Certified resolutions of the Company's Board of Directors authorizing the appointment of the Sub-Adviser and the Sub-Adviser and approving the form of this Agreement;

         (d) Registration Statements under the 1940 Act and the Securities Act of 1933, as amended on Form N-1A (the "Registration Statement") as filed with the Securities and Exchange Commission (the "Commission") relating to the Portfolios and shares of the Portfolios' beneficial shares, and all amendments thereto;

         (e) Notification of Registration of the Company under the 1940 Act on Form N-8A as filed with the Commission and all amendments thereto; and

         (f)      Prospectus of the Company.

4. For the services to be provided by the Sub-Adviser pursuant to this Agreement for the Portfolios, the Adviser will pay to the Sub-Adviser as full compensation therefor a fee at an annual rate specified in Schedule A. This fee will be paid to the Sub-Adviser from the Adviser's advisory fee for such Portfolio. Such compensation will be held in interest-bearing escrow accounts for each Portfolio with the Fund's custodian bank, if a majority of a specific Portfolio's outstanding voting securities (as defined in the 1940 Act) approve a new contract with the Sub-Adviser by the end of the 150-day period (commencing on the Assignment Date), the amount in the escrow account (including interest earned) will be paid to the Adviser, and the Adviser will pay to the Sub-Adviser the fee specified in Schedule A, upon the date of such approval by each such Portfolio. If a majority of a Portfolio's outstanding voting securities do not approve a contract with the Sub-Adviser by the end of such 150 day period, the Sub-Adviser shall be paid, out of the escrow account, the lessor of: (i) Any costs incurred in performing the interim contract (plus interest earned on that amount while in escrow); or (ii) The total amount in the escrow account (plus interest earned).

5. The Sub-Adviser shall not be liable for any error of judgment or for any loss suffered by a Portfolio or the Adviser in connection with performance of its obligations under this Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act), or a loss resulting from willful misfeasance, bad faith or gross negligence on the Sub-Adviser's part in the performance of its duties or from reckless disregard of its obligations and duties under this

Agreement, except as may otherwise be provided under provisions of applicable state law which cannot be waived or modified hereby.

6. This Agreement shall commence on the date on which the Prior Investment Advisory Agreement is terminated by its assignment (the "Assignment Date") and continue until, the sooner of the date: (i) With respect to a Portfolio, the date when a new investment advisory agreement is approved by the directors and a majority (as defined in the 1940 Act) of a Portfolio's outstanding voting securities (as defined in the 1940 Act); or (ii) One hundred and fifty (150) days from the Assignment Date. Once an individual Portfolio listed on Schedule A hereto receives approval from a majority of the outstanding voting securities as required by section (i) above, that individual Portfolio will be deemed to have terminated this Agreement and be governed by the new investment advisory and sub-advisory agreements. Notwithstanding the foregoing, this Agreement may be terminated as to a Portfolio (a) at any time without penalty by the Company upon the vote of a majority of the Directors or by vote of the majority of the Portfolio's outstanding voting securities, upon ten (10) days' written notice to the Adviser or (b) by the Adviser at any time without penalty, upon sixty (60) days' written notice to the Company. This Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act), but not including the assignment referenced in the first sentence of this section and the Whereas clauses.

7. Nothing in this Agreement shall limit or restrict the right of any of the Sub-Adviser's directors, officers, or employees to engage in any other business or to devote his or her time and attention in part to the management or other aspects of any business, whether of a similar or dissimilar nature, nor limit or restrict the Sub-Adviser's right to engage in any other business or to render services of any kind to any other corporation, firm, individual or association.

8. During the term of this Agreement, the Adviser agrees to furnish the Sub-Adviser at its principal office all prospectuses, proxy statements, reports to shareholders, sales literature or other materials prepared for distribution to shareholders of the Portfolios, the Company or the public that refers to the Sub-Adviser or its clients in any way prior to use thereof and not to use material if the Sub-Adviser reasonably objects in writing within five business days (or such other period as may be mutually agreed) after receipt thereof. The Sub-Adviser's right to object to such materials is limited to the portions of such materials that expressly relate to the Sub-Adviser, its services and its clients. The Adviser agrees to use its reasonable best efforts to ensure that materials prepared by its employees or agents or its affiliates that refer to the Sub-Adviser or its clients 'in any way are consistent with those materials previously approved by the Sub-Adviser as referenced in the first sentence of this paragraph. Sales literature may be furnished to the Sub-Adviser by first-class or overnight mail, facsimile transmission equipment or hand delivery.

9. No provisions of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought, and no amendment of this Agreement shall be effective until approved by the vote of the Majority of the outstanding voting securities of a Portfolio.

10. This Agreement shall be governed by the laws of the state of Maryland; provided, however, that nothing herein shall be construed as being inconsistent with the 1940 Act.

11. This Agreement embodies the entire agreement and understanding among the parties hereto, and supersedes all prior agreements and understandings relating to this Agreement's subject matter. This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but such counterparts shall, together. constitute only one instrument.

12. Should any part of this Agreement be held invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby. This Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors.

13. Any notice, advice or report to be given pursuant to this Agreement shall be delivered or mailed:

                           To the Adviser at:

                                    825 Duportail Road
                                    Wayne, PA 19087

                           To the Sub-Adviser at:

                                    825 Duportail Road
                                    Wayne, PA 19087

                           To the Company or a Portfolio at:

                                    825 Duportail Road
                                    Wayne, PA 19087

14. Where the effect of a requirement of the 1940 Act reflected in any provision of this Agreement is altered by a rule, regulation or order of the Commission, whether of special or general application, such provision shall be deemed to incorporate the effect of such rule, regulation or order.

        IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their officers designated below as of the day and year first written above.

PILGRIM BAXTER & ASSOCIATES, LTD.           THE PBHG FUNDS, INC.


By:  ________________________________       By: _______________________________

Title: _______________________________      Title:  ____________________________



PILGRIM BAXTER VALUE INVESTORS, INC.

By:  ________________________________

Title: _______________________________

                                   SCHEDULE A
                             SUB-ADVISED PORTFOLIOS


THE PBHG FUNDS, INC.                                   FEE
--------------------                                   ---
         PBHG Large Cap Value Fund                     0.40%
         PBHG Mid-Cap Value Fund                       0.50%
         PBHG Strategic Small Company Fund             0.30%
         PBHG Small Cap Value Fund                     0.65%
         PBHG Focused Value Fund                       0.85%

                    INTERIM INVESTMENT SUB-ADVISORY AGREEMENT

         AGREEMENT made as of this _____ day of _______, by and among Pilgrim Baxter & Associates, Ltd. (the "Adviser"), Murray Johnstone International Limited, (the "Sub-Adviser") and The PBHG Funds, Inc., a Maryland corporation (the "Company").

         WHEREAS, the Company is a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company;

         WHEREAS, pursuant to the Interim Investment Advisory Agreement dated _______________ and Schedule A dated _______________ between the Adviser and the Company, the Adviser will act as investment adviser to the PBHG International Fund (the "Fund"), a separate portfolio of the Company;

         WHEREAS, the Adviser and the Company each desire to retain the Sub-Adviser to provide investment advisory services to the Company in connection with the management of the Fund, and the Sub-Adviser is willing to render such investment advisory services;

         WHEREAS, United Asset Management, Inc., the parent of both the Sub-Adviser and the Adviser, is about to be acquired by an affiliate of Old Mutual, plc in a transaction that will result in an assignment as that term is defined in the 1940 Act;

         WHEREAS, the Adviser's current investment advisory agreement and the Sub-Adviser's current investment sub-advisory agreements (the "Prior Investment Advisory Agreements") with the Company on behalf of the Fund will terminate upon their "assignment" as that term is defined under the 1940 Act;

         WHEREAS, the Adviser and the Sub-Advisers are willing to continue to furnish such services to the Fund under this interim investment sub-advisory agreements until a new investment advisory agreement and new investment sub-advisory agreement are approved by the directors of the Company and the shareholders of the Fund as required by Section 15 of the 1940 Act;

         WHEREAS, the Company, the Adviser and the Sub-Advisers desire to comply with the provisions of Rule 15a-4 including subsection (b) thereof under the 1940 Act; and

         WHEREAS, the directors of the Company, including a majority of those directors who are not interested persons of the Company, have found that the scope and quality of services to be provided to the Company under this Agreement will be at least equivalent to the scope and quality of services provided under the Prior Investment Advisory Agreements.

                  NOW, THEREFORE, the parties hereto agree as follows:

1. (a) Subject to supervision by the Adviser and the Company's Board of Directors, the Sub-Adviser shall manage the investment operations of the Fund and the composition of the Fund's investment portfolios, including the purchase, retention and disposition thereof, in accordance with the Fund's investment objectives, policies and restrictions as stated in such Fund's Prospectus (such Prospectus and Statement of Additional Information as currently in effect and as amended or supplemented from time to time, being herein called the "Prospectus"), and subject to the following understandings:

                  (1) The Sub-Adviser shall provide supervision of the Fund's investments and determine from time to time what investments and securities will be purchased, retained or sold by the Fund, and what portion of the assets that be invested or held uninvested in cash.

                  (2) In the performance of its duties and obligations under this Agreement, the Sub-Adviser shall act in conformity with the Company's Articles of Incorporation and the Prospectus and with the instructions and directions of the Adviser and of the Board of Directors and will conform and comply with the requirements of the 1940 Act, the Internal Revenue Code of 1986, as amended, and all other applicable federal and state laws and regulations, as each is amended from time to time.

                  (3) The Sub-Adviser shall determine the securities to be purchased or sold by the Fund and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in such Fund's Registration Statement (as defined herein) and Prospectus or as the Board of Directors or the Adviser may direct from time to time, in conformity with federal securities laws. In providing the Fund with investment supervision, the Sub-Adviser will give primary consideration to securing the most favorable price and efficient execution. Within the framework of this policy, the Sub-Adviser may consider the financial responsibility, research and investment information and other services provided by brokers or dealers who may effect or be a party to any such transaction or other transactions to which the Sub-Adviser's other clients may be a party. It is understood that it is desirable for the Fund that the Sub-Advisor have access to supplemental investment and market research and security and economic analysis provided by brokers who may execute brokerage transactions at a higher cost to the Fund than may result when allocating brokerage to other brokers on the basis of seeking the most favorable price and efficient execution. Therefore, the Sub-Adviser is authorized to place orders for the purchase and sale of securities for the Fund with brokers, subject to review by the Company's Board of Directors from time to time with respect to the extent and continuation of this practice. It is understood that the services provided by such brokers may be useful to the Sub-Adviser in connection with the Sub-Adviser's services to other clients.

                 On occasions when the Sub-Adviser deems the purchase or sale of a security to be in the best interest of a Portfolio as well as other clients of the Sub-Adviser, the Sub-Adviser, to the extent permitted by, applicable laws and regulations, may, but shall be under no obligation to, aggregate the securities to be so purchased or sold in order to obtain the most favorable price or lower brokerage commissions and efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Sub-Adviser in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Fund in question and to such other clients.

                  (4) The Sub-Adviser shall maintain all books and records with respect to the Fund's portfolio transactions required by subparagraphs (b)(5),
(6), (7), (9), (10) and (11) and paragraph (f) of Rule 31a-1 under the 1940 Act and shall render to the Company's Board of Directors such periodic and special reports as the Company's Board of Directors may reasonably request.

                  (5) The Sub-Adviser shall provide the Fund's ' Custodian on each business day with information relating to all transactions concerning the Fund's assets and shall provide the Adviser with such information upon request of the Adviser.

                  (6) The investment management services provided by the Sub-Adviser under this Agreement are not to be deemed exclusive and the Sub-Adviser shall be free to render similar services to others, as long as such services do not impair the services rendered to the Adviser or the Company.

         (b) Services to be furnished by the Sub-Adviser under this Agreement may be furnished through the medium of any of the Sub-Adviser's officers or employees. It is understood that the Sub-Adviser may obtain certain administrative services, including, without limitation, services relating to trade reconciliation and the production of client reports, from its parent company in carrying out its obligations under this Agreement.

         (c) The Sub-Adviser shall keep the Fund's books and records required to be maintained by the Sub-Adviser pursuant to paragraph 1(a) of this Agreement and shall timely furnish to the Adviser all information relating to the Sub-Adviser's services under this Agreement needed by the Adviser to keep the other books and records of the Fund required by Rule 31a-1 under the 1940 Act. The Sub-Adviser agrees that all records that it maintains on behalf of the Fund are property of the Fund and the Sub-Adviser will surrender promptly to a Fund any of such records upon that Fund's request; provided, however, that the Sub-Adviser may retain a copy of such records. The Sub-Adviser further agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act any such records as are required to be maintained by it pursuant to paragraph 1(a) of this Agreement.

2. The Adviser shall continue to have responsibility for all services to be provided to the Fund pursuant to the Advisory Agreement and shall oversee and review the Sub-Adviser's performance of its duties under this Agreement.

3. The Adviser has delivered to the Sub-Adviser copies of each of the following documents and will deliver to it all future amendments and supplements, if any:

         (a) Articles of Incorporation, as filed with the Secretary of State of Maryland (such Articles of Incorporation as in effect on the date of this Agreement, and as amended from time to time, are herein called the "Articles of Incorporation");

         (b) By-Laws of the Company (such By-Laws, as in effect on the date of this Agreement, and as amended from time to time, are herein called the "ByLaws");

         (c) Certified resolutions of the Company's Board of Directors authorizing the appointment of the Sub-Adviser and the Sub-Adviser and approving the form of this Agreement;

         (d) Registration Statements under the 1940 Act and the Securities Act of 1933, as amended on Form N-1A (the "Registration Statement") as filed with the Securities and Exchange Commission (the "Commission") relating to the Fund and shares of the Fund's beneficial shares, and all amendments thereto;

         (e) Notification of Registration of the Company under the 1940 Act on Form N-8A as filed with the Commission and all amendments thereto; and

         (f)      Prospectus of the Company.

4. For the services to be provided by the Sub-Adviser pursuant to this Agreement for the Portfolio, the Adviser will pay to the Sub-Adviser as full compensation therefor a fee at an annual rate equal to 0.50% of the Portfolio's average daily net assets. This fee will be paid to the Sub-Adviser from the Adviser's advisory fee for such Portfolio. Such compensation will be held in interest-bearing escrow accounts for each Portfolio with the Fund's custodian bank, if a majority of a specific Portfolio's outstanding voting securities (as defined in the 1940
Act) approve a new contract with the Sub-Adviser by the end of the 150-day period (commencing on the Assignment Date), the amount in the escrow account (including interest earned) will be paid to the Adviser, and the Adviser will pay to the Sub-Adviser the fee specified in Schedule A, upon the date of such approval by each such Portfolio. If a majority of a Portfolio's outstanding voting securities do not approve a contract with the Sub-Adviser by the end of such 150 day period, the Sub-Adviser shall be paid, out of the escrow account, the lessor of: (i) Any costs incurred in performing the interim contract (plus interest earned on that amount while in escrow); or (ii) The total amount in the escrow account (plus interest earned).

5. The Sub-Adviser shall not be liable for any error of judgment or for any loss suffered by a Portfolio or the Adviser in connection with performance of its obligations under this Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act), or a loss resulting from willful misfeasance, bad faith or gross negligence on the Sub-Adviser's part in the performance of its duties or from reckless disregard of its obligations and duties under this Agreement, except as may otherwise be provided under provisions of applicable state law which cannot be waived or modified hereby.

6. This Agreement shall commence on the date on which the Prior Investment Advisory Agreement is terminated by its assignment (the "Assignment Date") and continue until, the sooner of the date: (i) With respect to a Portfolio, the date when a new investment advisory agreement is approved by the directors and a majority (as defined in the 1940 Act) of a Portfolio's outstanding voting securities (as defined in the 1940 Act); or (ii) One hundred and fifty (150) days from the Assignment Date. Once an individual Portfolio listed on Schedule A hereto receives approval from a majority of the outstanding voting securities as required by section (i) above, that individual Portfolio will be deemed to have terminated this Agreement and be governed by the new investment advisory and sub-advisory agreements. Notwithstanding the foregoing, this Agreement may be terminated as to a Portfolio (a) at any time without penalty by the Company upon the vote of a majority of the Directors or by vote of the majority of the Portfolio's outstanding voting securities, upon ten (10) days' written notice to the Adviser or (b) by the Adviser at any time without penalty, upon sixty (60) days' written notice to the Company. This Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act), but not including the assignment referenced in the first sentence of this section and the Whereas clauses.

7. Nothing in this Agreement shall limit or restrict the right of any of the Sub-Adviser's directors, officers, or employees to engage in any other business or to devote his or her time and attention in part to the management or other aspects of any business, whether of a similar or dissimilar nature, nor limit or restrict the Sub-Adviser's right to engage in any other business or to render services of any kind to any other corporation, firm, individual or association.

8. During the term of this Agreement, the Adviser agrees to furnish the Sub-Adviser at its principal office all prospectuses, proxy statements, reports to shareholders, sales literature or other materials prepared for distribution to shareholders of the Fund, the Company or the public that refers to the Sub-Adviser or its clients in any way prior to use thereof and not to use material if the Sub-Adviser reasonably objects in writing within five business days (or such other period as may be mutually agreed) after receipt thereof. The Sub-Adviser's right to object to such materials is limited to the portions of such materials that expressly relate to the Sub-Adviser, its services and its clients. The Adviser agrees to use its reasonable best efforts to ensure that materials prepared by its employees or agents or its affiliates that refer to the

Sub-Adviser or its clients 'in any way are consistent with those materials previously approved by the Sub-Adviser as referenced in the first sentence of this paragraph. Sales literature may be furnished to the Sub-Adviser by first-class or overnight mail, facsimile transmission equipment or hand delivery.

9. No provisions of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought, and no amendment of this Agreement shall be effective until approved by the vote of the Majority of the outstanding voting securities of a Portfolio.

10. This Agreement shall be governed by the laws of the state of Maryland; provided, however, that nothing herein shall be construed as being inconsistent with the 1940 Act.

11. This Agreement embodies the entire agreement and understanding among the parties hereto, and supersedes all prior agreements and understandings relating to this Agreement's subject matter. This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but such counterparts shall, together. constitute only one instrument.

12. Should any part of this Agreement be held invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby. This Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors.

13. Any notice, advice or report to be given pursuant to this Agreement shall be delivered or mailed:

                           To the Adviser at:

                                    825 Duportail Road
                                    Wayne, PA 19087

                           To the Sub-Adviser at:

                                    825 Duportail Road
                                    Wayne, PA 19087

                           To the Company or a Portfolio at:

                                    825 Duportail Road
                                    Wayne, PA 19087

14. Where the effect of a requirement of the 1940 Act reflected in any provision of this Agreement is altered by a rule, regulation or order of the Commission, whether of special or general application, such provision shall be deemed to incorporate the effect of such rule, regulation or order.

        IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their officers designated below as of the day and year first written above.

PILGRIM BAXTER & ASSOCIATES, LTD.           THE PBHG FUNDS, INC.


By:  ________________________________       By: _______________________________

Title: _______________________________      Title:  ____________________________



MURRAY JOHNSTONE INTERNATIONAL LIMITED.

By:  ________________________________

Title: _______________________________

                    INTERIM INVESTMENT SUB-ADVISORY AGREEMENT

         AGREEMENT made as of this _____ day of _______, by and among Pilgrim Baxter & Associates, Ltd. (the "Adviser"), Wellington Management Company, LLP, (the "Sub-Adviser") and The PBHG Funds, Inc., a Maryland corporation (the "Company").

         WHEREAS, the Company is a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company;

         WHEREAS, pursuant to the Interim Investment Advisory Agreement dated _______________ between the Adviser and the Company, the Adviser will act as investment adviser to the PBHG Cash Reserves Fund (the "Fund"), a separate portfolio of the Company;

         WHEREAS, the Adviser and the Company each desire to retain the Sub-Adviser to provide investment advisory services to the Company in connection with the management of the Fund, and the Sub-Adviser is willing to render such investment advisory services;

         WHEREAS, United Asset Management, Inc., the parent of the Adviser, is about to be acquired by an affiliate of Old Mutual, plc in a transaction that will result in an assignment as that term is defined in the 1940 Act;

         WHEREAS, the Adviser's current investment advisory agreement and the Sub-Adviser's current investment sub-advisory agreements (the "Prior Investment Advisory Agreements") with the Company on behalf of the Fund will terminate upon their "assignment" as that term is defined under the 1940 Act;

         WHEREAS, the Adviser and the Sub-Advisers are willing to continue to furnish such services to the Fund under this interim investment sub-advisory agreements until a new investment advisory agreement and new investment sub-advisory agreement are approved by the directors of the Company and the shareholders of the Fund as required by Section 15 of the 1940 Act;

         WHEREAS, the Company, the Adviser and the Sub-Advisers desire to comply with the provisions of Rule 15a-4 including subsection (b) thereof under the 1940 Act; and

         WHEREAS, the directors of the Company, including a majority of those directors who are not interested persons of the Company, have found that the scope and quality of services to be provided to the Company under this Agreement will be at least equivalent to the scope and quality of services provided under the Prior Investment Advisory Agreements.

                  NOW, THEREFORE, the parties hereto agree as follows:

1. (a) Subject to supervision by the Adviser and the Company's Board of Directors, the Sub-Adviser shall manage the investment operations of the Fund and the composition of the Fund's investment portfolios, including the purchase, retention and disposition thereof, in accordance with the Fund's investment objectives, policies and restrictions as stated in such Fund's Prospectus (such Prospectus and Statement of Additional Information as currently in effect and as amended or supplemented from time to time, being herein called the "Prospectus"), and subject to the following understandings:

                  (1) The Sub-Adviser shall provide supervision of the Fund's investments and determine from time to time what investments and securities will be purchased, retained or sold by the Fund, and what portion of the assets that be invested or held uninvested in cash.

                  (2) In the performance of its duties and obligations under this Agreement, the Sub-Adviser shall act in conformity with the Company's Articles of Incorporation and the Prospectus and with the instructions and directions of the Adviser and of the Board of Directors and will conform and comply with the requirements of the 1940 Act, the Internal Revenue Code of 1986, as amended, and all other applicable federal and state laws and regulations, as each is amended from time to time.

                  (3) The Sub-Adviser shall determine the securities to be purchased or sold by the Fund and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in such Fund's Registration Statement (as defined herein) and Prospectus or as the Board of Directors or the Adviser may direct from time to time, in conformity with federal securities laws. In providing the Fund with investment supervision, the Sub-Adviser will give primary consideration to securing the most favorable price and efficient execution. Within the framework of this policy, the Sub-Adviser may consider the financial responsibility, research and investment information and other services provided by brokers or dealers who may effect or be a party to any such transaction or other transactions to which the Sub-Adviser's other clients may be a party. It is understood that it is desirable for the Fund that the Sub-Advisor have access to supplemental investment and market research and security and economic analysis provided by brokers who may execute brokerage transactions at a higher cost to the Fund than may result when allocating brokerage to other brokers on the basis of seeking the most favorable price and efficient execution. Therefore, the Sub-Adviser is authorized to place orders for the purchase and sale of securities for the Fund with brokers, subject to review by the Company's Board of Directors from time to time with respect to the extent and continuation of this practice. It is understood that the services provided by such brokers may be useful to the Sub-Adviser in connection with the Sub-Adviser's services to other clients.

                On occasions when the Sub-Adviser deems the purchase or sale of a security to be in the best interest of the Fund as well as other clients of the Sub-Adviser, the Sub-Adviser, to the extent permitted by, applicable laws and regulations, may, but shall be under no obligation to, aggregate the securities to be so purchased or sold in order to obtain the most favorable price or lower brokerage commissions and efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Sub-Adviser in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Fund in question and to such other clients.

                  (4) The Sub-Adviser shall maintain all books and records with respect to the Fund's portfolio transactions required by subparagraphs (b)(5),
(6), (7), (9), (10) and (11) and paragraph (f) of Rule 31a-1 under the 1940 Act and shall render to the Company's Board of Directors such periodic and special reports as the Company's Board of Directors may reasonably request.

                  (5) The Sub-Adviser shall provide the Fund's Custodian on each business day with information relating to all transactions concerning the Fund's assets and shall provide the Adviser with such information upon request of the Adviser.

                  (6) The investment management services provided by the Sub-Adviser under this Agreement are not to be deemed exclusive and the Sub-Adviser shall be free to render similar services to others, as long as such services do not impair the services rendered to the Adviser or the Company.

         (b) Services to be furnished by the Sub-Adviser under this Agreement may be furnished through the medium of any of the Sub-Adviser's officers or employees.

         (c) The Sub-Adviser shall keep the Fund's books and records required to be maintained by the Sub-Adviser pursuant to paragraph 1(a) of this Agreement and shall timely furnish to the Adviser all information relating to the Sub-Adviser's services under this Agreement needed by the Adviser to keep the other books and records of the Fund required by Rule 31a-1 under the 1940 Act. The Sub-Adviser agrees that all records that it maintains on behalf of the Fund are property of the Fund and the Sub-Adviser will surrender promptly to a Fund any of such records upon that Fund's request; provided, however, that the Sub-Adviser may retain a copy of such records. The Sub-Adviser further agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act any such records as are required to be maintained by it pursuant to paragraph 1(a) of this Agreement.

2. The Adviser shall continue to have responsibility for all services to be provided to the Fund pursuant to the Interim Investment Advisory Agreement and shall oversee and review the Sub-Adviser's performance of its duties under this Agreement.

3. The Adviser has delivered to the Sub-Adviser copies of each of the following documents and will deliver to it all future amendments and supplements, if any:

         (a) Articles of Incorporation of the Company, as filed with the Secretary of State of Maryland (such Articles of Incorporation as in effect on the date of this Agreement, and as amended from time to time, are herein called the "Articles of Incorporation");

         (b) By-Laws of the Company (such By-Laws, as in effect on the date of this Agreement, and as amended from time to time, are herein called the "ByLaws");

         (c) Certified resolutions of the Company's Board of Directors authorizing the appointment of the Adviser and the Sub-Adviser with respect to the Fund, and approving the form of this Agreement;

         (d) Registration Statements under the 1940 Act and the Securities Act of 1933, as amended on Form N-1A (the "Registration Statement") as filed with the Securities and Exchange Commission (the "Commission") relating to the Fund and shares of the Fund's beneficial shares, and all amendments thereto;

         (e) Notification of Registration of the Company under the 1940 Act on Form N-8A as filed with the Commission and all amendments thereto; and

         (f)      Prospectus of the Company.

4. For the services to be provided by the Sub-Adviser pursuant to this Agreement for the Fund, the Adviser will pay to the Sub-Adviser as full compensation therefore a fee at an annual rate equal to 0.075% of the Fund's average daily net assets up to and including $500 million and 0.020% of the Fund's average daily net assets over $500 million, but subject to a minimum annual fee of $50,000. This fee will be paid to the Sub-Adviser by the Adviser. Such compensation will be held in an interest-bearing escrow account for the Fund with the Fund's custodian bank. If a majority of the Fund's outstanding voting securities (as defined in the 1940 Act) approve a new investment sub-advisory contract with the Sub-Adviser by the end of the 150-day period (commencing on the Assignment Date), the amount in the escrow account (including interest earned) will be paid to the Sub-Adviser. If a majority of the Fund's outstanding voting securities do not approve a new investment sub-advisory contract with the Sub-Adviser by the end of such 150 day period, the Sub-Adviser shall be paid, out of the escrow account, the lesser of: (i) Any costs incurred in performing the interim contract (plus interest earned on that amount while in escrow); or
(ii) The total amount in the escrow account (plus interest earned).

5. The Sub-Adviser shall not be liable for any error of judgment or for any loss suffered by the Fund or the Adviser in connection with performance of its obligations under this Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act), or a loss resulting from willful misfeasance, bad faith or gross negligence on the Sub-Adviser's part in the performance of its duties or from reckless disregard of its obligations and duties under this Agreement, except as may otherwise be provided under provisions of applicable state law which cannot be waived or modified hereby.

6. This Agreement shall commence on the date on which the Prior Investment Advisory Agreement is terminated by its assignment (the "Assignment Date") and continue until, the sooner of the date: (i) With respect to the Fund, the date when new investment advisory and sub-advisory agreements are approved by the directors and a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities (as defined in the 1940 Act); or (ii) One hundred and fifty
(150) days from the Assignment Date. Once the Fund receives approval from a majority of the outstanding voting securities as required by section (i) above, the Fund will be deemed to have terminated this Agreement and be governed by the new investment advisory and sub-advisory agreements. Notwithstanding the foregoing, this Agreement may be terminated as to the Fund (a) at any time without penalty by the Company upon the vote of a majority of the Directors or by vote of the majority of the Fund's outstanding voting securities, upon ten
(10) days' written notice to the other parties; (b) by the Adviser at any time without penalty, upon sixty (60) days' written notice to the other parties; or
(c) by the Sub-Adviser at any time, without the payment of any penalty, on 90 days' written notice to the other parties. This Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act), but not including the assignment referenced in the first sentence of this section and the Whereas clauses.

7. Nothing in this Agreement shall limit or restrict the right of any of the Sub-Adviser's directors, officers, or employees to engage in any other business or to devote his or her time and attention in part to the management or other aspects of any business, whether of a similar or dissimilar nature, nor limit or restrict the Sub-Adviser's right to engage in any other business or to render services of any kind to any other corporation, firm, individual or association.

8. During the term of this Agreement, the Adviser agrees to furnish the Sub-Adviser at its principal office all prospectuses, proxy statements, reports to shareholders, sales literature or other materials prepared for distribution to shareholders of the Fund, the Company or the public that refer to the Sub-Adviser or its clients in any way prior to use thereof and not to use material if the Sub-Adviser reasonably objects in writing within five business days (or such other period as may be mutually agreed) after receipt thereof. The Sub-Adviser's right to object to such materials is limited to the portions of such materials that expressly relate to the Sub-Adviser, its services and its clients. The Adviser agrees to use its reasonable best efforts to ensure that materials prepared by its employees or agents or its affiliates that refer to the Sub-Adviser or its clients in any way are consistent with those materials previously approved by the Sub-Adviser as referenced in the first sentence of this paragraph. Sales literature may be furnished to the Sub-Adviser by first-class or overnight mail, facsimile transmission equipment or hand delivery.

9. No provisions of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought, and no amendment of this Agreement shall be effective until approved by the vote of the majority of the outstanding voting securities of the Fund.

10. This Agreement shall be governed by the laws of the state of Maryland; provided, however, that nothing herein shall be construed as being inconsistent with the 1940 Act.

11. This Agreement embodies the entire agreement and understanding among the parties hereto, and supersedes all prior agreements and understandings relating to this Agreement's subject matter. This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but such counterparts shall, together constitute only one instrument.

12. Should any part of this Agreement be held invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby. This Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors.

13. Any notice, advice or report to be given pursuant to this Agreement shall be delivered or mailed:

                           To the Adviser at:

                                    825 Duportail Road
                                    Wayne, PA 19087

                           To the Sub-Adviser at:

                                    75 State Street
                                    Boston, MA 02109
                                    Attn:   Regulatory Affairs

                           To the Company or the Fund at:

                                    825 Duportail Road
                                    Wayne, PA 19087

14. Where the effect of a requirement of the 1940 Act reflected in any provision of this Agreement is altered by a rule, regulation or order of the Commission, whether of special or general application, such provision shall be deemed to incorporate the effect of such rule, regulation or order.

        IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their officers designated below as of the day and year first written above.

PILGRIM BAXTER & ASSOCIATES, LTD.           THE PBHG FUNDS, INC.


By:  ________________________________       By: _______________________________

Title: _______________________________      Title:  ____________________________



WELLINGTON MANAGEMENT COMPANY, LLP.

By:  ________________________________

Title: _______________________________

                                ESCROW AGREEMENT


                  This ESCROW AGREEMENT dated this ___ day of ________, 2000, is by and among THE PBHG FUNDS, INC., a Maryland corporation (the "Company"), PILGRIM BAXTER & ASSOCIATES, LTD., a Delaware corporation (the "Adviser"), and FIRST UNION NATIONAL BANK (the "Escrow Agent").

                                    RECITALS:

                  WHEREAS, pursuant to an Interim Investment Advisory Agreement, dated the date hereof, among the Company and the Adviser (the "Interim Agreement"), the Adviser has been appointed by the Company to provide investment advice pursuant to the terms of the Interim Agreement. Except as provided herein, capitalized terms used but not defined herein have the meanings given to such terms in the Interim Agreement; and

                  WHEREAS, in accordance with Section 5 of the Interim Agreement, compensation for the Adviser's services will be deposited in an interest-bearing escrow account at the end of each month by each of the series of the Company (each a "Portfolio"); and

                  WHEREAS, Company, Adviser and the Escrow Agent now wish to provide for the appointment of an escrow agent to hold the escrowed funds, and to set forth the terms and conditions under which the funds held in escrow shall be disbursed;

                                   AGREEMENT:

                  NOW, THEREFORE, for good and valuable consideration, the receipt and sufficiency of which are hereby acknowledged, and intending to be legally bound hereby, the parties hereto agree as follows:

                  1. APPOINTMENT OF ESCROW AGENT. The Company, on behalf of itself and each of its separate Portfolios, and the Adviser hereby appoint the Escrow Agent as the escrow agent under this Escrow Agreement and the Escrow Agent hereby accepts such appointment and agrees to hold and deposit all of the funds deposited into escrow with it pursuant to the Interim Agreement in accordance with the terms hereof, and to perform its other duties hereunder.


                  2. ESTABLISHMENT OF ESCROW FUNDS. The Company, on behalf of each Portfolio, will deliver, as provided in Section 5 of the Interim Agreement, the Adviser's compensation to the Escrow Agent. The Escrow Agent will maintain a separate escrow account for each Portfolio (including such sub-accounts as may be necessary for compensation payable by the Adviser to any investment sub-advisers (the "Sub-Advisers") for specific Portfolios). Upon receipt of a deposit from the Company on behalf of a Portfolio, the Escrow Agent shall provide written confirmation to the Company and the Adviser that such sum has been deposited with it. The Adviser's compensation for a Portfolio held in escrow by the Escrow Agent hereunder, together with all interest thereon, herein is referred to as an "Escrow Fund," and collectively as "Escrow Funds."

                  3. DUTY TO INVEST ESCROW FUNDS. All Escrow Funds must be invested into overnight repurchase agreements meeting the requirements of SEC Rule 2a-7, or in other money market instruments as agreed to in writing by all of the parties.

                  4. INCOME ON AN ESCROW FUND. All income earned on an Escrow Fund shall be added to the Escrow Fund and distributed in accordance with the terms hereof.

                  5.       DELIVERY OF ESCROW FUND BY ESCROW AGENT.

                           (a) If a majority of a Portfolio's outstanding voting
securities approve a New Investment Advisory Agreement and/or a New Investment Sub-Advisory Agreement with the Adviser and/or the respective Sub-Adviser within 150 days after the Assignment Date, the amount in the escrow account (including interest earned) which has been deposited by the Company on behalf of said Portfolio will be paid to the Adviser upon the date of such approval by said Portfolio.

                           (b) If a majority of a Portfolio's outstanding voting
securities do not approve a contract with the Adviser and/or the respective Sub-Adviser, the Adviser will be paid, out of the escrow account, the lessor of: (i) any costs incurred by the Adviser and/or respective Sub-Adviser in performing the services under the Interim Agreement (plus interest earned on that amount while in escrow); or (ii) the total amount in the escrow account (plus interest earned). The Company shall be reimbursed the remainder amount.

                           (c) The Escrow Agent shall release the Escrowed Funds
as instructed by a writing signed by both the Company and the Adviser which instruction certified that an event in either (a) or (b) of this section has occurred, and if (b) shall have occurred, such instruction shall certify the amounts to be paid under such subsection (b).

                  6. SUSPENSION OF PERFORMANCE; DISBURSEMENT INTO COURT. If, at any time, there shall exist any dispute between the Company and the Adviser with respect to the holding or disposition of any portion of the Escrow Funds or any other obligations of Escrow Agent hereunder, or if at any time the Escrow Agent is unable to determine, to the Escrow Agent's sole satisfaction, the proper disposition of any portion of the Escrow Funds or the Escrow Agent's proper actions with respect to its obligations hereunder, or if a successor Escrow Agent has not been appointed within 30 days of the furnishing by the Escrow Agent of a notice of resignation pursuant to Section 7 hereof, then Escrow Agent may, in its sole discretion, take either or both of the following actions:

                           (a) suspend the performance of any of its obligations
(including without limitation any disbursement obligations) under this Escrow Agreement until such dispute or uncertainty shall be resolved to the sole satisfaction of Escrow Agent or until a successor Escrow Agent shall have been appointed (as the case may be); PROVIDED HOWEVER, that Escrow Agent shall continue to invest the Escrow Funds in accordance with Section 3 hereof; and/or

                           (b) petition (by means of an interpleader action or
any other appropriate method) any court of competent jurisdiction for instructions with respect to such dispute or uncertainty, and to the extent required by law, pay into such court, for holding and disposition in accordance with the instructions of such court, all funds held by it in the Escrow Funds, after deduction and payment to Escrow Agent of all fees and expenses (including court costs and attorneys' fees) payable to, incurred by, or expected to be incurred by Escrow Agent in connection with the performance of its duties and the exercise of its rights hereunder.

The Escrow Agent shall have no liability to the Company, the Adviser, their respective shareholders or any other person with respect to any such suspension of performance or disbursement into court, specifically including any liability or claimed liability that may arise, or be alleged to have arisen, out of or as a result of any delay in the disbursement of funds held in the Escrow Funds or any delay in or with respect to any other action required or requested of Escrow Agent.

                  7. RESIGNATION AND REMOVAL OF ESCROW AGENT. The Escrow Agent may resign from the performance of its duties hereunder at any time by giving ten (10) days' prior written notice to the Company and the Adviser, or may be removed, with or without cause, by the Company and the Adviser acting jointly by furnishing written notice to the Escrow Agent, at any time by the giving of ten
(10) days' prior written notice to the Escrow Agent. Such resignation or removal shall take effect upon the appointment of a successor Escrow Agent as provided herein. Upon any such notice of resignation or removal, the Company and the Adviser jointly shall appoint a successor Escrow Agent hereunder, which shall be a bank. Upon the acceptance in writing of any appointment as Escrow Agent hereunder by a successor Escrow Agent, such successor Escrow Agent shall thereupon succeed to and become vested with all the rights, powers, privileges and duties of the retiring Escrow Agent, and the retiring Escrow Agent shall be discharged from its duties and obligations under this Escrow Agreement, but shall not be discharged from any liability for actions taken as Escrow Agent hereunder prior to such succession. After any retiring Escrow Agent's resignation or removal, the provisions of this Escrow Agreement shall inure to its benefit as to any actions taken or omitted to be taken by it while it was Escrow Agent under this Escrow Agreement. The retiring Escrow Agent shall transmit all records pertaining to the Escrow Funds and shall pay all funds held by it in the Escrow Funds to the successor Escrow Agent, after making copies of such records as the retiring Escrow Agent deems advisable and after deduction and payment to the retiring Escrow Agent of all fees and expenses (including court costs and attorneys' fees) payable to, incurred by, or expected to be incurred by the retiring Escrow Agent in connection with the performance of its duties and the exercise of its rights hereunder.

                  8.       LIABILITY OF ESCROW AGENT.

                           (a) The duties of the Escrow Agent hereunder are
entirely administrative and not discretionary. The duties and responsibilities of the Escrow Agent hereunder shall be determined solely by the express provisions of this Escrow Agreement. The Escrow Agent undertakes to perform only such duties as are expressly set forth herein and no further duties or responsibilities shall be implied. The Escrow Agent is obligated to act only in accordance with written instructions received by it as provided in this Escrow Agreement, is authorized hereby to comply with any orders, judgments or decrees of any court or arbitration panel and shall not incur any liability as a result of its compliance with such instructions, orders, judgments or decrees.

                           (b) The Escrow Agent may rely and shall be protected
in acting upon any instrument, not only as to its due execution, validity and effectiveness, but also as to the truth and accuracy of any information contained therein, which the Escrow Agent shall in good faith believe to be genuine, to have been signed or presented by the persons or parties purporting to sign the same and to conform to the provisions of this Escrow Agreement. The Escrow Agent shall be under no duty to inquire into or investigate the validity, accuracy or content of any such instrument.

                           (c) The Company and the Adviser hereby waive any
suit, claim, demand or cause of action of any kind which either one or both may now or hereafter have to assert against the Escrow Agent arising out of or relating to the execution or performance by the Escrow Agent of this Escrow Agreement, unless such suit, claim, demand or cause of action is based upon the willful misappropriation of funds by the Escrow Agent or unless a court of competent jurisdiction determines that the Escrow Agent's gross negligence was the primary cause of a loss to the Company or the Adviser.

                           (d) The Escrow Agent shall have no duty to solicit
any payments that may be due to it hereunder. The Escrow Agent shall not incur any liability for following the instructions herein contained or expressly provided for or written instructions given by the Company and the Adviser. In the administration of this Escrow Agreement and the Escrow Fund hereunder, the Escrow Agent may execute any of its powers and perform its duties hereunder directly or through agents or attorneys and may consult with counsel, accountants and other skilled persons to be selected and retained by it. The Escrow Agent shall not be liable for anything done, suffered or omitted in good faith by it in accordance with the advice or opinion of any such counsel, accountants or other skilled persons.


                  9. INDEMNIFICATION OF ESCROW AGENT. The Company and the Adviser, jointly and severally, hereby indemnify and hold harmless the Escrow Agent and each director, officer, employee, attorney, agent and affiliate of the Escrow Agent (the "Indemnitees") against any and all actions, claims, losses, damages, liabilities, fines, penalties, costs and expenses of any kind or nature whatsoever (including, without limitation, reasonable attorneys' fees, costs and expenses and the reasonable allocated costs and expenses of in-house counsel) ("Losses") incurred by or asserted against any of them from and after the date hereof, whether direct, indirect or consequential, as a result of or arising from or in any way relating to any claim, demand, suit, action, proceeding or investigation by any person, including without limitation the Company or the Adviser, whether threatened or initiated, asserting a claim for any legal or equitable remedy against any person under any statute or regulation, or common law or equitable cause or otherwise arising from or in connection with the negotiation, preparation, execution, performance or failure of performance of this Escrow Agreement or any transaction contemplated herein; except for any such Losses arising from any liability resulting solely from the gross negligence or willful misconduct of the party claiming indemnification or from a breach of this Escrow Agreement by the Escrow Agent. In addition to and not in limitation of the immediately preceding sentence, the Company and the Adviser, jointly and severally, also hereby indemnify and hold harmless the Indemnitees and each of them from and against any and all Losses that may be imposed on, incurred by, or asserted against the Indemnitees or any of them for following any instruction or other direction upon which the Escrow Agent is authorized to rely pursuant to the terms of this Escrow Agreement. The provisions of this
Section 9 shall survive the termination of this Escrow Agreement and the resignation or removal of the Escrow Agent for any reason. Anything in this Escrow Agreement to the contrary notwithstanding, in no event shall the Escrow Agent be liable for special, indirect or consequential loss or damage of any kind whatsoever (including but not limited to lost profits), even if the Escrow
Agent has been advised of such loss or damage and regardless of the form of action.

                  10. FEES AND EXPENSES OF ESCROW AGENT. The Company and the Adviser shall compensate the Escrow Agent for its services hereunder in accordance with SCHEDULE A attached hereto and, in addition, shall reimburse the Escrow Agent for all of its reasonable out-of-pocket expenses, including attorneys' fees, travel expenses, telephone and facsimile transmission costs, postage (including express mail and overnight delivery charges), copying charges and the like. All of the compensation and reimbursement obligations set forth in this section shall be payable by the Company and the Adviser, jointly and severally, upon demand by the Escrow Agent. The obligations of the Company and the Adviser under this section shall survive any termination of this Escrow Agreement and the resignation or removal of the Escrow Agent.

                           The Escrow Agent is authorized to, and may, disburse
to itself from the Escrow Funds, from time to time, the amount of any compensation and reimbursement of out-of-pocket expenses due and payable hereunder (including any amount to which the Escrow Agent or the Indemnitees are entitled to seek indemnification pursuant to Section 9 hereof.) The Escrow Agent shall notify the Company and the Adviser of any disbursement from the Escrow Funds to itself or the Indemnitees in respect of any compensation or reimbursement hereunder and shall furnish to the Company and the Adviser copies of all related invoices and other statements. The Company and the Adviser hereby grant to the Escrow Agent and the Indemnitees a security interest in and lien upon the Escrow Funds and all funds therein to secure all obligations hereunder to the Escrow Agent and the Indemnitees, and the Escrow Agent and the Indemnities shall have the right to offset the amount of any compensation or reimbursement due any of them hereunder (including any claim for indemnification pursuant to Section 9 hereof) against the Escrow Funds. If for any reason funds in the Escrow Funds are insufficient to cover such compensation and reimbursement, the Company and the Adviser shall promptly pay such amounts to the Escrow Agent or the Indemnitees upon receipt of an itemized invoice.

                  11. NOTICES. Any notice required or permitted hereunder shall be in writing and shall be deemed duly given if (and then two business days after) it is sent by registered or certified mail, return receipt requested, postage prepaid, and addressed to the intended recipient as set forth below:

                           (a)      If to Company:

                                    The PBHG Funds, Inc.
                                    825 Duportail Road
                                    Wayne, PA 19087
                                    Attn: Lee Cummings
                                    Facsimile: (610) 722-5843

                                    With a copy to:

                                    Ballard Spahr Andrews & Ingersoll, LLP
                                    1735 Market Street, 51st Floor
                                    Philadelphia, PA 19103
                                    Attn: William H. Rheiner, Esq.
                                    Facsimile: (215) 864-8999

                           (b)      If to Adviser:

                                    Pilgrim Baxter & Associates, Ltd.
                                    825 Duportail Road
                                    Wayne, PA 19087
                                    Attn: John M. Zerr, Esq.
                                    Facsimile: (610) 722-5846

                                    With a copy to:

                                    Ballard Spahr Andrews & Ingersoll, LLP
                                    1735 Market Street, 51st Floor
                                    Philadelphia, PA 19103
                                    Attn: William H. Rheiner, Esq.
                                    Facsimile: (215) 864-8999

                           (c)      If to the Escrow Agent:

                                    First Union National Bank, as Escrow Agent
                                    123 South Broad Street, PA-1249
                                    Corporate Trust Administration, 11th Floor
                                    Philadelphia, PA 19109
                                    Attn: _______________
                                    Facsimile: (215) 985-7290

                                    With a copy to:

                                    the Adviser, at the addresses set forth
                                    above, if the notice is from the Company

                                    or

                                    the Company, at the address set forth above, if the notice is from the Adviser

Any party may send any notice required or permitted hereunder to the intended recipient at the address set forth above using any other means of communication (including personal delivery, expedited courier, messenger service, telecopy, telex, ordinary mail or electronic mail), but no such notice shall be deemed to have been duly given unless and until it actually is received by the intended recipient. Any party may change the address to which notices required or permitted hereunder are to be delivered by giving the other parties notice in the manner herein set forth.

                  12. MISCELLANEOUS. This Escrow Agreement and the Interim Agreement set forth the entire understanding of the parties with respect to the subject matter hereof. All of the terms and provisions of this Escrow Agreement shall be binding upon and inure to the benefit of the respective successors and assigns of the parties hereto.

                  13. GOVERNING LAW. This Escrow Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Pennsylvania, without giving effect to any choice or conflict of law provision or rule (whether of the Commonwealth of Pennsylvania or any other jurisdiction) that would cause the application of the laws of any jurisdiction other than the Commonwealth of Pennsylvania.

                  14. CONSENT TO JURISDICTION AND VENUE. In the event that any party hereto commences a lawsuit or other proceeding relating to or arising from this Agreement, the parties hereto agree that the United States District Court for the Commonwealth of Pennsylvania shall have the sole and exclusive jurisdiction over any such proceeding. If all such courts lack federal subject matter jurisdiction, the parties agree that the Superior Court Division of the General Court of the Commonwealth of Pennsylvania shall have sole and exclusive jurisdiction. Any of these courts shall be proper venue for any such lawsuit or judicial proceeding and the parties hereto waive any objection to such venue. The parties hereto consent to and agree to submit to the jurisdiction of any of the courts specified herein and agree to accept service or process to vest personal jurisdiction over them in any of these courts.

                  15. AMENDMENTS. No amendment to any provision of this Escrow Agreement shall be valid unless it is in writing and signed by the Company, the Adviser and the Escrow Agent.

                  16. COUNTERPARTS. This Escrow Agreement may be signed in counterparts, each of which shall be an original and all of which shall constitute one instrument.

                  17. TERMINATION. Upon the first to occur of the disbursement of all amounts in the Escrow Funds pursuant to Section 5, or the disbursements of all amounts in the Escrow Funds into court pursuant to Section 6 hereof, this Escrow Agreement shall terminate and the Escrow Agent shall have no further obligation or liability whatsoever with respect to this Escrow Agreement or the Escrow funds.

                  18. DEALINGS. The Escrow Agent and any stockholder, director, officer or employee of the Escrow Agent may buy, sell, and deal in any of the securities of the Company or the Adviser and become pecuniarily interested in any transaction in which the Company or the Adviser may be interested, and contract and lend money to the Company or the Adviser and otherwise act as fully and freely as though it were not Escrow Agent under this Agreement. Nothing herein shall preclude the Escrow Agent from acting in any other capacity for the Company or the Adviser or for any other entity.



                [REMAINDER OF THIS PAGE INTENTIONALLY LEFT BLANK]

                  IN WITNESS WHEREOF, this Escrow Agreement has been executed as of the date and year first above written.


                                THE PBHG FUNDS, INC.

                                By: _______________________________
                                Name: ____________________________
                                Title: _____________________________


                                PILGRIM BAXTER & ASSOCIATES, LTD.

                                By: _______________________________
                                Name: ____________________________
                                Title: _____________________________


                                FIRST UNION NATIONAL BANK

                                By: ______________________________
                                Name: ____________________________
                                Title: _____________________________

                                   SCHEDULE A

                          FEES PAYABLE TO ESCROW AGENT

                                                                     EX- 99.B(j)

                      OPINION OF PRICEWATERHOUSECOOPERS LLP



               To be filed by subsequent Post Effective Amendment.

                                                                     EX- 99.B(o)



                                   SCHEDULE A

                              THE PBHG FUNDS, INC.

                               Name of Portfolios

                                PBHG Growth Fund
                            PBHG Emerging Growth Fund
                           PBHG New Opportunities Fund
                             PBHG International Fund
                             PBHG Cash Reserves Fund
                             PBHG Select Equity Fund
                           PBHG Large Cap Growth Fund
                      PBHG Technology & Communications Fund
                              PBHG Core Growth Fund
                                PBHG Limited Fund
                             PBHG Large Cap 20 Fund
                            PBHG Large Cap Value Fund
                             PBHG Mid-Cap Value Fund
                             PBHG Focused Value Fund
                        PBHG Strategic Small Company Fund
                            PBHG Small Cap Value Fund
                  PBHG Global Technology & Communications Fund



Dated:  April 4, 2000

                              THE PBHG FUNDS, INC.
                      C/O PILGRIM BAXTER & ASSOCIATES, LTD.
                               825 DUPORTAIL ROAD
                                 WAYNE, PA 19087


                                                              October 27, 2000
VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street NW
Washington, DC 20549

                  Re: The PBHG Funds, Inc. (Securities Act File No.2-99810) (Investment Company Act File No. 811-04391).
                           --------------------------------------------

Dear Ladies and Gentlemen:

                   Filed herewith electronically via EDGAR pursuant to Rule 485(a)(i) is Post-Effective Amendment No. 41 (the "Amendment") to the Registration Statement on Form N-1A of The PBHG Funds, Inc. (the "Registrant") (Securities Act File No. 2-99810; Investment Company Act File No. 811-04391).

                   The Amendment is being filed to register Advisor Class shares for each series of the Registrant other than the PBHG Growth Fund, which currently offers Advisor Class shares, and the PBHG International Fund. The Amendment contains one stand alone prospectus for the Registrant's Advisor Class shares and one statement of additional information for the Registrant's PBHG Class shares and Advisor Class shares.

                   No changes to the attributes of the Registrant's Advisor Class shares are proposed in connection with this Amendment. Rather, Registrant is seeking to register Advisor Class shares as currently offered by the PBHG Growth Fund for each of its other series except PBHG International Fund.

                   If you have any questions or comments concerning the Amendment, please do not hesitate to call me at (610) 578-1207.

                                                        Sincerely,

                                                    /s/ MEGHAN M. MAHON
                                                        -----------------
                                                        Meghan M. Mahon

cc:      Lily Chiu, Esquire
         John N. Ake, Esquire
         William H. Rheiner, Esquire
         John M. Zerr, Esquire